United States
                     Securities and Exchange Commission
                           Washington, D.C. 20549

                                  Form N-Q
      Quarterly Schedule of Portfolio Holdings of Registered Management
                            Investment Companies




                                  811-5514

                    (Investment Company Act File Number)


                             MTB Group of Funds
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)




                            5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7010


                               (412) 288-1900
                       (Registrant's Telephone Number)


                         C. Grant Anderson, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                      Date of Fiscal Year End: 4/30/06


                 Date of Reporting Period: Quarter ended 1/31/06







Item 1.     Schedule of Investments


MTB BALANCED FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

       Shares or         Description
       Par Value                                                                      Value

                        COMMON STOCKS--73.1%
                        AEROSPACE & DEFENSE--0.8%
         7,500          United Technologies Corp.                              $      437,775
                        AIR FREIGHT & LOGISTICS--0.7%
         5,000          United Parcel Service, Inc.                                   374,550
                        BEVERAGES--2.3%
        10,000          Coca-Cola Co.                                                 413,800
        15,000          PepsiCo, Inc.                                                 857,700
                            TOTAL BEVERAGES                                          1,271,500
                        BIOTECHNOLOGY--2.5%
        14,100     (1)  Amgen, Inc.                                                  1,027,749
         2,500     (1)  Biogen Idec, Inc.                                             111,875
         4,000     (1)  Gilead Sciences, Inc.                                         243,480
                            TOTAL BIOTECHNOLOGY                                      1,383,104
                        CAPITAL MARKETS--1.4%
         2,000          Lehman Brothers Holdings, Inc.                                280,900
         7,500          Morgan Stanley                                                460,875
                            TOTAL CAPITAL MARKETS                                     741,775
                        COMMERCIAL BANKS--1.8%
         9,000          Bank of America Corp.                                         398,070
         7,000          Zions Bancorp                                                 553,490
                            TOTAL COMMERCIAL BANKS                                    951,560
                        COMMUNICATIONS EQUIPMENT--5.0%
        50,000     (1)  Cisco Systems, Inc.                                           928,500
        25,000     (1)  Corning, Inc.                                                 608,750
        19,000          Motorola, Inc.                                                431,490
        15,000          Qualcomm, Inc.                                                719,400
                            TOTAL COMMUNICATIONS EQUIPMENT                           2,688,140
                        COMPUTERS & PERIPHERALS--3.2%
         3,000     (1)  Apple Computer, Inc.                                          226,530
        12,000     (1)  Dell, Inc.                                                    351,720
        27,000     (1)  EMC Corp. Mass                                                361,800
        10,000          IBM Corp.                                                     813,000
                            TOTAL COMPUTERS & PERIPHERALS                            1,753,050
                        CONSTRUCTION & ENGINEERING--0.4%
         2,000     (1)  Foster Wheeler Ltd.                                            98,500
         2,000     (1)  McDermott International, Inc.                                 104,000
                            TOTAL CONSTRUCTION & ENGINEERING                          202,500
                        CONSUMER FINANCE--1.3%
         8,000          American Express Co.                                          419,600
         3,500          Capital One Financial Corp.                                   291,550
                            TOTAL CONSUMER FINANCE                                    711,150
                        ELECTRICAL EQUIPMENT--0.8%
         7,000          Rockwell Automation, Inc.                                     462,490
                    ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
         9,000     (1)  Jabil Circuit, Inc.                                           363,600
                        ENERGY EQUIPMENT & SERVICES--3.2%
         8,000          ENSCO International, Inc.                                     408,960
         8,000     (1)  Nabors Industries Ltd.                                        650,000
         2,000          Schlumberger Ltd.                                             254,900
         9,000     (1)  Weatherford International Ltd.                                403,020
                            TOTAL ENERGY EQUIPMENT & SERVICES                        1,716,880
                        FOOD & STAPLES RETAILING--2.4%
        16,000          Sysco Corp.                                                   490,880
        17,000          Wal-Mart Stores, Inc.                                         783,870
                            TOTAL FOOD & STAPLES RETAILING                           1,274,750
                        FOOD PRODUCTS--0.7%
         4,000          General Mills, Inc.                                           194,440
         6,500          McCormick & Co., Inc.                                         196,365
                            TOTAL FOOD PRODUCTS                                       390,805
                     HEALTH CARE EQUIPMENT & SUPPLIES--3.0%
        10,000     (1)  Kinetic Concepts, Inc.                                        361,900
        10,000          Medtronic, Inc.                                               564,700
         5,000     (1)  Varian Medical Systems, Inc.                                  301,050
         6,000     (1)  Zimmer Holdings, Inc.                                         413,700
                            TOTAL HEALTHCARE EQUIPMENT & SUPPLIES                    1,641,350
                     HEALTH CARE PROVIDERS & SERVICES--2.4%
         5,200     (1)  Caremark Rx, Inc.                                             256,360
         4,000     (1)  Express Scripts, Inc., Class A                                365,160
         5,000          Quest Diagnostic, Inc.                                        247,150
         7,150          UnitedHealth Group, Inc.                                      424,853
                            TOTAL HEALTH CARE PROVIDERS & SERVICES                   1,293,523
                        HOUSEHOLD PRODUCTS--3.4%
         5,000          Colgate-Palmolive Co.                                         274,450
        26,000          Procter & Gamble Co.                                         1,539,980
                            TOTAL HOUSEHOLD PRODUCTS                                 1,814,430
                        INDUSTRIAL CONGLOMERATES--3.2%
         5,000          3M Co.                                                        363,750
        41,000          General Electric Co.                                         1,342,750
                            TOTAL INDUSTRIAL CONGLOMERATES                           1,706,500
                        INSURANCE--2.1%
         5,600          Ambac Financial Group, Inc.                                   430,136
        11,000          American International Group, Inc.                            720,060
                            TOTAL INSURANCE                                          1,150,196
                        INTERNET & CATALOG RETAIL--0.6%
         7,000     (1)  eBay, Inc.                                                    301,700
                        INTERNET SOFTWARE & SERVICES--0.2%
         3,500     (1)  Yahoo, Inc.                                                   120,190
                        MACHINERY--1.6%
         7,000          Caterpillar, Inc.                                             475,300
        10,000          Graco, Inc.                                                   401,800
                            TOTAL MACHINERY                                           877,100
                        MEDIA--0.8%
        23,500          Time Warner, Inc.                                             411,955
                        MULTILINE RETAIL--1.0%
        10,000          Target Corp.                                                  547,500
                        OIL, GAS & CONSUMABLE FUELS--7.9%
         2,000          Burlington Resources, Inc.                                    182,520
        11,000          Chevron Corp.                                                 653,180
         7,400          ConocoPhillips                                                478,780
         2,700          EOG Resources, Inc.                                           228,258
        33,900          Exxon Mobil Corp.                                            2,127,225
         2,900          Peabody Energy Corp.                                          288,579
         6,000          XTO Energy, Inc.                                              294,480
                            TOTAL OIL, GAS & CONSUMABLE FUELS                        4,253,022
                        PERSONAL PRODUCTS--0.4%
         6,000          Estee Lauder Cos., Inc., Class A                              218,820
                        PHARMACEUTICALS--7.6%
         7,000          Abbott Laboratories                                           302,050
         3,300          Eli Lilly & Co.                                               186,846
        22,400          Johnson & Johnson                                            1,288,896
         7,500          Novartis AG, ADR                                              413,700
        54,000          Pfizer, Inc.                                                 1,386,720
        12,000          Wyeth                                                         555,000
                            TOTAL PHARMACEUTICALS                                    4,133,212
                    SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.3%
         6,300     (1)  Advanced Micro Devices, Inc.                                  263,718
        22,000          Intel Corp.                                                   467,940
         6,500     (1)  International Rectifier Corp.                                 236,405
         9,600          Texas Instruments, Inc.                                       280,608
                            TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                 1,248,671
                        SOFTWARE--4.5%
         4,000     (1)  Electronic Arts, Inc.                                         218,320
        72,000          Microsoft Corp.                                              2,026,800
        16,000     (1)  Oracle Corp.                                                  201,120
                            TOTAL SOFTWARE                                           2,446,240
                        SPECIALTY RETAIL--2.9%
         5,100     (1)  Bed Bath & Beyond, Inc.                                       190,791
         2,000          Best Buy Co., Inc.                                            101,320
        22,000          Home Depot, Inc.                                              892,100
         6,000          Lowe's Cos., Inc.                                             381,300
                            TOTAL SPECIALTY RETAIL                                   1,565,511
                     TEXTILES, APPAREL & LUXURY GOODS--0.7%
         6,300     (1)  Coach, Inc.                                                   226,485
         2,000          Nike, Inc., Class B                                           161,900
                            TOTAL TEXTILES, APPAREL & LUXURY GOODS                    388,385
                        TOBACCO--1.3%
         9,500          Altria Group, Inc.                                            687,230
                            TOTAL COMMON
                            STOCKS
                            (IDENTIFIED COST $33,797,835)                            39,529,164

                    COLLATERALIZED MORTGAGE OBLIGATIONS--2.2%
                   FEDERAL HOME LOAN MORTGAGE COPORATION--0.6%
       $340,146         (Series 2617), Class GW, 3.500%, 6/15/2016                    331,465
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.0%
         9,056          (Series 1998-23), Class C, 9.750%, 9/25/2018                   9,796
                        WHOLE LOAN--1.6%
        373,986         Bank of America Mortgage Securities 2003-2, Class
                        2A1, 3.571%, 2/25/2034                                        362,205
        147,757         Indymac INDA Mortgage Loan Trust 2005-AR1, Class
                        2A1, 5.137%, 11/25/2035                                       146,060
        352,716         Morgan Stanley Mortgage Loan Trust (Series
                        2004-1), Class 1A8, 4.750%, 11/25/2018                        345,969
                            TOTAL WHOLE LOAN                                          854,234
                            TOTAL COLLATERALIZED MORTGAGE
                            OBLIGATIONS
                            (IDENTIFIED COST $1,239,453)                             1,195,495

                        CORPORATE BONDS--12.3%
                        AUTOMOBILES--0.7%
        400,000         DaimlerChrysler North America Holding Corp.,
                        (Series MTND), 4.960%, 9/10/2007                              401,348
                        BANKS--2.6%
        500,000    (2)  Bank of New York Institutional Capital Trust,
                        Company Guarantee, 7.780%, 12/1/2026                          528,510
        170,000         BankBoston Capital Trust III, Company Guarantee,
                        5.241%, 6/15/2027                                             168,336
        500,000         Mellon Capital II, Company Guarantee, Series B,
                        7.995%, 1/15/2027                                             532,365
        152,000         Suntrust Capital III, Company Guarantee, 5.141%,
                        3/15/2028                                                     148,547
                            TOTAL BANKS                                              1,377,758
                        CAPITAL MARKETS--0.6%
        125,000         Goldman Sachs Group, Inc., Sub. Note, 6.345%,
                        2/15/2034                                                     130,335
        215,000         Morgan Stanley, Note, 4.000%, 1/15/2010                       206,884
                            TOTAL CAPITAL MARKETS                                     337,219
                        DIVERSIFIED FINANCIAL SERVICES--1.6%
        250,000         Citicorp Capital I, Company Guarantee, 7.933%,
                        2/15/2027                                                     266,060
        300,000         Citigroup, Inc., 6.500%, 1/18/2011                            317,829
        250,000         J.P. Morgan Chase & Co., Unsecd. Note, 5.477%,
                        9/30/2034                                                     251,558
                            TOTAL DIVERSIFIED FINANCIAL SERVICES                      835,447
                        ELECTRIC UTILITIES--0.8%
        400,000         Alabama Power Co., Sr. Note, Series S, 5.875%,
                        12/1/2022                                                     411,404
                        FINANCE - CONSUMER LOANS--0.2%
        100,000         HSBC Finance Corp., Note, 5.500%, 1/19/2016                    99,946
                        FOOD & STAPLES RETAILING--0.5%
        300,000         Sysco Corp., Sr. Note, 5.375%, 9/21/2035                      289,560
                        FOOD PRODUCTS--0.8%
        200,000         Archer-Daniels-Midland Co., 5.935%, 10/1/2032                 204,766
        250,000         Kraft Foods, Inc., Note, 4.125%, 11/12/2009                   241,170
                            TOTAL FOOD PRODUCTS                                       445,936
                        HOTELS, RESTAURANTS & LEISURE--0.5%
        225,000         Yum! Brands, Inc., Sr. Note, 7.700%, 7/1/2012                 247,383
                        HOUSEHOLD DURABLES--0.5%
        250,000         D. R. Horton, Inc., Sr. Note, 8.000%, 2/1/2009                266,450
                        IT SERVICES--0.4%
        250,000         Iron Mountain, Inc., Company Guarantee, 6.625%,
                        1/1/2016                                                      236,250
                        MEDIA--0.2%
        75,000          Time Warner, Inc., Sr. Note, 8.375%, 7/15/2033                 89,506
                        OIL, GAS & CONSUMABLE FUELS--1.3%
        250,000         Amerada-Hess Corp., 7.875%, 10/1/2029                         305,475
        225,000         Chesapeake Energy Corp., Sr. Note, 6.875%,
                        1/15/2016                                                     230,625
        150,000         Devon Financing Corp., 7.875%, 9/30/2031                      189,789
                            TOTAL OIL, GAS & CONSUMABLE FUELS                         725,889
                        UTILITY--0.2%
        125,000         Pacific Gas & Electric Co., 6.050%, 3/1/2034                  128,286
                        WIRELESS TELECOMMUNICATION SERVICES--1.4%
        500,000         American Tower Systems Corp., Sr. Note, 7.125%,
                        10/15/2012                                                    523,750
        250,000         Nextel Communications, Inc., Sr. Note, Series F,
                        5.950%, 3/15/2014                                             252,478
                            TOTAL WIRELESS TELECOMMUNICATION SERVICES                 776,228
                            TOTAL CORPORATE
                            BONDS
                             (IDENTIFIED COST $6,547,710)                            6,668,610

                        GOVERNMENT AGENCIES--1.9%
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.9%
        500,000         Note, 5.500%, 3/15/2011                                       515,635
        500,000         Sub. Note, 4.000%, 9/2/2008                                   489,535
                            TOTAL GOVERNMENT
                            AGENCIES
                            (IDENTIFIED COST $1,009,499)                             1,005,170

                        MORTGAGE BACKED SECURITIES--6.2%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--3.3%
        502,995         Pool A19412, 5.00%, 3/1/2034                                  487,121
        381,710         Pool A15865, 5.50%, 11/1/2033                                 378,886
        850,925         Pool A26407, 6.00%, 9/1/2034                                  860,412
        57,833          Pool E46188, 6.50%, 4/1/2008                                   58,527
         7,714          Pool C00478, 8.50%, 9/1/2026                                   8,268
                            TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION             1,793,214
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.7%
        819,143         Pool 797152, 5.00%, 11/1/2019                                 809,673
         5,897          Pool 124221, 7.00%, 2/1/2007                                   5,959
        26,487          Pool 527006, 7.50%, 1/1/2030                                   27,814
        52,413          Pool 533246, 7.50%, 4/1/2030                                   55,072
        21,314          Pool 008245, 8.00%, 12/1/2008                                  21,692
                            TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION               920,210
                        GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.2%
        173,028         Pool 354765, 7.00%, 2/15/2024                                 182,418
        119,322         Pool 354827, 7.00%, 5/15/2024                                 125,760
        113,702         Pool 385623, 7.00%, 5/15/2024                                 119,838
        157,333         Pool 354677, 7.50%, 10/15/2023                                166,364
        54,737          Pool 354713, 7.50%, 12/15/2023                                 57,879
                            TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION            652,259
                            TOTAL MORTGAGE BACKED
                            SECURITIES
                            (IDENTIFIED COST $3,374,610)                             3,365,683

                        U.S. TREASURY--3.8%
                        U.S. TREASURY BOND--0.3%
        123,000         5.375%, 2/15/2031                                             135,473
                        U.S. TREASURY NOTES--3.5%
        770,000         2.75%, 6/30/2006                                              764,525
        15,000          3.125%, 4/15/2009                                              14,393
        125,000         4.00%, 3/15/2010                                              122,656
        40,000          4.00%, 2/15/2014                                               38,556
        125,000         4.00%, 2/15/2015                                              120,098
        170,000         4.125%, 5/15/2015                                             164,740
        90,000          4.25%, 8/15/2013                                               88,383
        165,000         4.25%, 8/15/2015                                              161,339
        131,000         4.25%, 11/15/2014                                             128,237
        200,000         4.50%, 11/15/2015                                             199,656
        115,000         4.75%, 5/15/2014                                              116,654
                            TOTAL U.S. TREASURY NOTES                                1,919,237
                            TOTAL U.S.
                            TREASURY
                            (IDENTIFIED COST $2,065,512)                             2,054,710

                        MUTUAL FUNDS--0.2%
        90,660     (3)  MTB Prime Money Market Fund, Institutional Shares              90,660
          31            SSGA Money Market Fund, Institutional I Shares                   31
                            TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                    90,691
                            TOTAL INVESTMENTS -
                            99.7%
                             (IDENTIFIED COST $48,125,310) (4)                       53,909,523
                            OTHER ASSETS AND LIABILITIES - NET - 0.3%                 167,965
                            TOTAL NET ASSETS - 100%                            $     54,077,488

1    Non-income producing security.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security, which has been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, this security amounted to $528,510 which represents 1.0% of total net assets.

3    Affiliated company.

4 At January 31, 2006, the cost of investments for federal tax purposes amounts to $48,125,310. The net unrealized appreciation of investments for federal tax purposes was $5,784,213. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,740,214 and net unrealized depreciation from investments for those securities having an excess of cost over value of $956,001.

==============================================================================
Note:
     The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuations - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:

ADR         --American Depositary Receipt







MTB EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

           Shares        Description                                                     Value

                         COMMON STOCKS--97.7%
                         AEROSPACE & DEFENSE--2.4%
           40,400        Honeywell International, Inc.                          $      1,552,168
                         AIR FREIGHT & LOGISTICS--1.8%
           15,500        United Parcel Service, Inc.                                   1,161,105
                         BEVERAGES--1.5%
           15,200        Molson Coors Brewing Co., Class B                              950,000
                         CAPITAL MARKETS--3.2%
           29,900        Bank of New York Co., Inc.                                     951,119
           22,500        Edwards (AG), Inc.                                            1,070,325
                             TOTAL CAPITAL MARKETS                                     2,021,444
                         CHEMICALS--9.9%
           11,500        Cabot Corp.                                                    451,030
           28,300        Dow Chemical Co.                                              1,197,090
           32,800        Du Pont (E.I.) de Nemours & Co.                               1,284,120
           17,900        International Flavors & Fragrances, Inc.                       589,984
           27,000        Lyondell Chemical Co.                                          648,270
           25,600        RPM, Inc.                                                      483,840
           17,500        Rohm & Haas Co.                                                890,750
           28,700        Valspar Corp.                                                  781,214
                             TOTAL CHEMICALS                                           6,326,298
                         COMMERCIAL BANKS--8.0%
           24,100        Amsouth Bancorporation                                         665,401
           10,500        Cullen Frost Bankers, Inc.                                     564,270
           50,100        Huntington Bancshares, Inc.                                   1,162,320
           28,600        North Fork Bancorp, Inc.                                       735,592
           25,256        South Financial Group, Inc.                                    658,677
           18,600        SunTrust Banks, Inc.                                          1,328,970
                             TOTAL COMMERCIAL BANKS                                    5,115,230
                      COMMERCIAL SERVICES & SUPPLIES--4.2%
           15,400        Avery Dennison Corp.                                           919,996
           27,300        Donnelley (R.R.) & Sons Co.                                    889,980
           27,900        Waste Management, Inc.                                         881,082
                             TOTAL COMMERCIAL SERVICES & SUPPLIES                      2,691,058
                         COMPUTERS & PERIPHERALS--1.1%
           18,300        Diebold, Inc.                                                  715,713
                         CONTAINERS & PACKAGING--3.0%
           35,500        Bemis Co., Inc.                                               1,083,460
           37,300        Packaging Corp. of America                                     865,360
                             TOTAL CONTAINERS & PACKAGING                              1,948,820
                         DIVERSIFIED CONSUMER SERVICES--1.1%
           52,800        ServiceMaster Co.                                              683,232
                  DIVERSIFIED TELECOMMUNICATION SERVICES--8.0%
           41,200        AT&T, Inc.                                                    1,069,140
           43,900        BellSouth Corp.                                               1,263,003
           85,400        Citizens Communications Co., Class B                          1,047,858
           41,600        Valor Communications Group                                     490,464
           39,000        Verizon Communications                                        1,234,740
                             TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES              5,105,205
                         ELECTRIC UTILITIES--1.9%
           61,600        Northeast Utilities Co.                                       1,224,608
                         ELECTRICAL EQUIPMENT--3.5%
           54,600        American Power Conversion Corp.                               1,294,020
           20,800        Hubbell, Inc., Class B                                         934,960
                             TOTAL ELECTRICAL EQUIPMENT                                2,228,980
                         FOOD PRODUCTS--2.0%
           38,300        Heinz (H.J.) Co.                                              1,299,902
                     HEALTH CARE EQUIPMENT & SUPPLIES--1.1%
           14,900        Hillenbrand Industries, Inc.                                   733,378
                         HOUSEHOLD DURABLES--1.2%
           33,500        Newell Rubbermaid, Inc.                                        791,940
                         HOUSEHOLD PRODUCTS--3.4%
           18,400        Colgate-Palmolive Co.                                         1,009,976
           20,600        Kimberly-Clark Corp.                                          1,176,672
                             TOTAL HOUSEHOLD PRODUCTS                                  2,186,648
                         IT SERVICES--1.0%
           26,400        Sabre Group Holdings, Inc.                                     646,800
                         INDEPENDENT POWER PRODUCERS & ENERGY TRADING--1.2%
           13,600        Constellation Energy Group                                     792,472
                         INDUSTRIAL CONGLOMERATES--3.7%
           13,400        3M Co.                                                         974,850
           43,400        General Electric Co.                                          1,421,350
                             TOTAL INDUSTRIAL CONGLOMERATES                            2,396,200
                         LEISURE EQUIPMENT & PRODUCTS--3.0%
           58,600        Hasbro, Inc.                                                  1,242,320
           12,400        Polaris Industries, Inc., Class A                              676,420
                             TOTAL LEISURE EQUIPMENT & PRODUCTS                        1,918,740
                         MACHINERY--0.9%
           12,500        Dover Corp.                                                    574,125
                         MEDIA--1.5%
           24,400        Dow Jones & Co.                                                927,444
                         MULTI-UTILITIES--1.0%
           22,000        NSTAR                                                          632,280
                         MULTILINE RETAIL--1.6%
           43,800        Family Dollar Stores, Inc.                                    1,049,010
                         OIL, GAS & CONSUMABLE FUELS--6.2%
           23,900        Chevron Corp.                                                 1,419,182
           18,700        ExxonMobil Corp.                                              1,173,425
           17,600        Marathon Oil Corp.                                            1,352,912
                             TOTAL OIL, GAS & CONSUMABLE FUELS                         3,945,519
                         PAPER & FOREST PRODUCTS--5.1%
           34,900        Bowater, Inc.                                                  954,166
           38,200        International Paper Co.                                       1,246,466
           39,900        MeadWestvaco Corp.                                            1,064,931
                             TOTAL PAPER & FOREST PRODUCTS                             3,265,563
                         PHARMACEUTICALS--6.9%
           23,200        Abbott Laboratories                                           1,001,080
           19,000        Lilly (Eli) & Co.                                             1,075,780
           49,000        Pfizer, Inc.                                                  1,258,320
           24,000        Wyeth                                                         1,110,000
                             TOTAL PHARMACEUTICALS                                     4,445,180
                         SPECIALTY RETAIL--3.1%
           54,400        Limited, Inc.                                                 1,287,104
           23,400        Officemax, Inc.                                                668,538
                             TOTAL SPECIALTY RETAIL                                    1,955,642
                     TEXTILES, APPAREL & LUXURY GOODS--1.0%
           12,000        V.F. Corp.                                                     665,760
                         THRIFTS & MORTGAGE FINANCE--1.4%
           21,700        Washington Mutual Bank                                         918,344
                         TOBACCO--1.6%
           26,300        UST, Inc.                                                     1,024,122
                    WIRELESS TELECOMMUNICATION SERVICES--1.2%
           13,100        Alltel Corp.                                                   786,393
                      TOTAL COMMON STOCKS (IDENTIFIED COST
                             $60,975,797)                                             62,679,323
                     (1)
                         MUTUAL FUNDS--1.9%
                         MTB Prime Money Market Fund, Institutional Shares
         1,184,823       (AT NET ASSET VALUE)                                          1,184,823
                             TOTAL INVESTMENTS -
                             99.6%
                              (IDENTIFIED COST $62,160,620)(2)                        63,864,146
                             OTHER ASSETS AND LIABILITIES - NET - 0.4%                  276,253
                             TOTAL NET ASSETS - 100%                            $     64,140,399

================================================================================

     1 Affiliated company.
     2 The cost of investments for federal tax purposes amounts to $62,160,620.
       The net unrealized appreciation of investments for federal tax purposes was $1,703,526. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,983,673 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,280,147.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.







MTB EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

  Shares         Description                                            Value

                 COMMON STOCKS--99.9%
                 AEROSPACE & DEFENSE--2.3%
  5,780          Boeing Co.                                       $    394,832
  1,500          General Dynamics Corp.                                174,540
   885           Goodrich (B.F.) Co.                                   34,842
  6,241          Honeywell International, Inc.                         239,779
  1,050          L-3 Communications Holdings, Inc.                     85,071
  2,750          Lockheed Martin Corp.                                 186,038
  2,720          Northrop Grumman Corp.                                168,994
  3,480          Raytheon Co.                                          142,576
  1,390          Rockwell Collins                                      65,219
  7,500          United Technologies Corp.                             437,775
                     TOTAL AEROSPACE & DEFENSE                        1,929,666
                 AIR FREIGHT & LOGISTICS--1.0%
  2,317          FedEx Corp.                                           234,365
   470           Ryder Systems, Inc.                                   21,009
  8,000          United Parcel Service, Inc.                           599,280
                     TOTAL AIR FREIGHT & LOGISTICS                     854,654
                 AIRLINES--0.1%
  5,259          Southwest Airlines Co.                                86,563
                 AUTO COMPONENTS--0.2%
   455           Cooper Tire & Rubber Co.                               6,820
  1,181          Dana Corp.                                             5,751
  6,543     (1)  Delphi Corp.                                           2,094
  1,345     (1)  Goodyear Tire & Rubber Co.                            21,036
  1,500          Johnson Controls, Inc.                                103,860
                     TOTAL AUTO COMPONENTS                             139,561
                 AUTOMOBILES--0.4%
  14,100         Ford Motor Co.                                        120,978
  4,295          General Motors Corp.                                  103,338
  2,100          Harley Davidson, Inc.                                 112,413
                     TOTAL AUTOMOBILES                                 336,729
                 BEVERAGES--2.1%
  5,925          Anheuser-Busch Cos., Inc.                             245,532
   760           Brown-Forman Corp., Class B                           53,899
  14,800         Coca-Cola Co.                                         612,424
  2,300          Coca-Cola Enterprises, Inc.                           45,402
  1,500     (1)  Constellation Brands, Inc., Class A                   40,035
   485           Molson Coors Brewing Co., Class B                     30,313
  12,200         PepsiCo, Inc.                                         697,596
  1,100          The Pepsi Bottling Group, Inc.                        31,900
                     TOTAL BEVERAGES                                  1,757,101
                 BIOTECHNOLOGY--1.5%
  8,872     (1)  Amgen, Inc.                                           646,680
  1,540          Applera Corp.                                         43,644
  2,612     (1)  Biogen Idec, Inc.                                     116,887
   800      (1)  Chiron Corp.                                          36,480
  1,925     (1)  Genzyme Corp.                                         136,559
  3,500     (1)  Gilead Sciences, Inc.                                 213,045
  1,850     (1)  Medimmune, Inc.                                       63,122
                     TOTAL BIOTECHNOLOGY                              1,256,417
                 BUILDING PRODUCTS--0.2%
  1,400          American Standard Cos.                                50,400
  3,255          Masco Corp.                                           96,511
                     TOTAL BUILDING PRODUCTS                           146,911
                 CAPITAL MARKETS--3.3%
  1,860          Ameriprise Financial, Inc.                            75,683
  5,485          Bank of New York Co., Inc.                            174,478
   900           Bear Stearns & Co., Inc.                              113,814
  2,800     (1)  E*Trade Group, Inc.                                   66,612
   800           Federated Investors, Inc.                             30,888
  1,100          Franklin Resources, Inc.                              108,350
  3,200          Goldman Sachs Group, Inc.                             452,000
  1,700          Janus Capital Group, Inc.                             35,513
  1,860          Lehman Brothers Holdings, Inc.                        261,237
  3,160          Mellon Financial Corp.                                111,453
  6,570          Merrill Lynch & Co., Inc.                             493,210
  7,775          Morgan Stanley                                        477,774
  1,470          Northern Trust Corp.                                  76,749
  7,900          Schwab (Charles) Corp.                                116,841
  2,500          State Street Corp.                                    151,150
  1,000          T. Rowe Price Group, Inc.                             76,430
                     TOTAL CAPITAL MARKETS                            2,822,182
                 CHEMICALS--1.5%
  1,725          Air Products & Chemicals, Inc.                        106,415
   610           Ashland, Inc.                                         40,211
  6,982          Dow Chemical Co.                                      295,339
  6,650          Du Pont (E.I.) de Nemours & Co.                       260,348
   700           Eastman Chemical Co.                                  33,747
  1,390          Ecolab, Inc.                                          49,776
   930           Engelhard Corp.                                       37,479
   800      (1)  Hercules, Inc.                                         9,368
   585           International Flavors & Fragrances, Inc.              19,282
  1,900          Monsanto Co.                                          160,759
  1,290          PPG Industries, Inc.                                  76,755
  2,510          Praxair, Inc.                                         132,227
  1,150          Rohm & Haas Co.                                       58,535
   550           Sigma-Aldrich Corp.                                   35,684
                     TOTAL CHEMICALS                                  1,315,925
                 COMMERCIAL BANKS--5.8%
  2,700          Amsouth Bancorporation                                74,547
  4,235          BB&T Corp.                                            165,334
  33,870         Bank of America Corp.                                1,498,076
  1,232          Comerica, Inc.                                        68,339
  1,000          Compass Bancshares, Inc.                              48,720
  4,300          Fifth Third Bancorp                                   161,551
   900           First Horizon National Corp.                          34,083
  1,742          Huntington Bancshares, Inc.                           40,414
  3,145          KeyCorp                                               111,302
   600           M & T Bank Corp.                                      64,980
  1,600          Marshall & Ilsley Corp.                               67,104
  4,000          National City Corp.                                   136,720
  3,650          North Fork Bancorp, Inc.                              93,878
  2,265          PNC Financial Services Group                          146,908
  3,545          Regions Financial Corp.                               117,623
  2,745          SunTrust Banks, Inc.                                  196,130
  2,592          Synovus Financial Corp.                               71,721
  13,375         U.S. Bancorp                                          400,046
  11,281         Wachovia Corp.                                        618,537
  12,430         Wells Fargo & Co.                                     775,135
   800           Zions Bancorp                                         63,256
                     TOTAL COMMERCIAL BANKS                           4,954,404
                 COMMERCIAL SERVICES & SUPPLIES--0.8%
  1,600     (1)  Allied Waste Industries, Inc.                         14,544
   940           Avery Dennison Corp.                                  56,156
  7,950          Cendant Corp.                                         133,083
  1,100          Cintas Corp.                                          46,860
  1,605          Donnelley (R.R.) & Sons Co.                           52,323
  1,025          Equifax, Inc.                                         39,278
   900      (1)  Monster Worldwide, Inc.                               38,394
  1,980          Pitney Bowes, Inc.                                    84,625
  1,300          Robert Half International, Inc.                       47,489
  4,250          Waste Management, Inc.                                134,215
                     TOTAL COMMERCIAL SERVICES & SUPPLIES              646,967
                 COMMUNICATIONS EQUIPMENT--2.9%
  1,100     (1)  ADC Telecommunications, Inc.                          27,896
  1,145     (1)  Andrew Corp.                                          14,851
  3,225     (1)  Avaya, Inc.                                           34,024
  4,800     (1)  CIENA Corp.                                           19,200
  45,000    (1)  Cisco Systems, Inc.                                   835,650
  1,500     (1)  Comverse Technology, Inc.                             41,085
  11,270    (1)  Corning, Inc.                                         274,424
  12,500    (1)  JDS Uniphase Corp.                                    39,125
  34,011    (1)  Lucent Technologies, Inc.                             89,789
  18,326         Motorola, Inc.                                        416,183
  11,500         Qualcomm, Inc.                                        551,540
  1,200          Scientific-Atlanta, Inc.                              51,312
  3,485     (1)  Tellabs, Inc.                                         44,573
                     TOTAL COMMUNICATIONS EQUIPMENT                   2,439,652
                 COMPUTERS & PERIPHERALS--3.7%
  5,880     (1)  Apple Computer, Inc.                                  443,999
  17,325    (1)  Dell, Inc.                                            507,796
  18,386    (1)  EMC Corp. Mass                                        246,372
  2,150     (1)  Gateway, Inc.                                          5,848
  20,850         Hewlett-Packard Co.                                   650,103
  11,700         IBM Corp.                                             951,210
   950      (1)  Lexmark International Group, Class A                  46,141
  1,600     (1)  NCR Corp.                                             59,440
  2,950     (1)  Network Appliance, Inc.                               92,040
   700      (1)  Qlogic Corp.                                          27,769
  2,330     (1)  Seagate Technology, Inc., Rights                         0
  26,100    (1)  Sun Microsystems, Inc.                                117,450
                     TOTAL COMPUTERS & PERIPHERALS                    3,148,168
                 CONSTRUCTION & ENGINEERING--0.1%
   755           Fluor Corp.                                           66,402
                 CONSTRUCTION MATERIALS--0.1%
   900           Vulcan Materials Co.                                  64,692
                 CONSUMER FINANCE--1.0%
  9,000          American Express Co.                                  472,050
  2,235          Capital One Financial Corp.                           186,176
  3,145          SLM Corp.                                             175,994
                     TOTAL CONSUMER FINANCE                            834,220
                 CONTAINERS & PACKAGING--0.2%
   860           Ball Corp.                                            34,830
   820           Bemis Co., Inc.                                       25,026
  1,165     (1)  Pactiv Corp.                                          25,910
   682      (1)  Sealed Air Corp.                                      37,694
   900           Temple-Inland, Inc.                                   42,210
                     TOTAL CONTAINERS & PACKAGING                      165,670
                 DISTRIBUTORS--0.1%
  1,360          Genuine Parts Co.                                     57,841
                 DIVERSIFIED CONSUMER SERVICES--0.1%
  1,150     (1)  Apollo Group, Inc., Class A                           64,020
  2,500          Block (H&R), Inc.                                     61,150
                     TOTAL DIVERSIFIED CONSUMER SERVICES               125,170
                 DIVERSIFIED FINANCIAL SERVICES--3.4%
  1,500          CIT Group, Inc.                                       80,010
  36,230         Citigroup, Inc.                                      1,687,593
  25,632         J.P. Morgan Chase & Co.                              1,018,872
  1,970          Moody's Corp.                                         124,740
                     TOTAL DIVERSIFIED FINANCIAL SERVICES             2,911,215
              DIVERSIFIED TELECOMMUNICATION SERVICES--2.2%
  29,016         AT&T, Inc.                                            752,965
  13,325         BellSouth Corp.                                       383,360
  1,000          CenturyTel, Inc.                                      33,300
  2,600          Citizens Communications Co., Class B                  31,902
  11,754    (1)  Qwest Communications International, Inc.              70,759
  19,600         Verizon Communications                                620,536
                     TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES     1,892,822
                 ELECTRIC UTILITIES--1.6%
  1,200     (1)  Allegheny Energy, Inc.                                41,748
  3,002          American Electric Power Co., Inc.                     112,035
  1,560          Cinergy Corp.                                         67,782
  2,465          Edison International                                  108,016
  1,580          Entergy Corp.                                         109,826
  4,732          Exelon Corp.                                          271,711
  2,970          FPL Group, Inc.                                       124,116
  2,488          FirstEnergy Corp.                                     124,649
  2,930          PPL Corp.                                             88,281
   900           Pinnacle West Capital Corp.                           38,349
  1,927          Progress Energy, Inc.                                 84,056
   825      (1)  Progress Energy, Inc.                                   66
  5,310          Southern Co.                                          184,788
                     TOTAL ELECTRIC UTILITIES                         1,355,423
                 ELECTRICAL EQUIPMENT--0.5%
  1,300          American Power Conversion Corp.                       30,810
   710           Cooper Industries Ltd., Class A                       57,971
  3,160          Emerson Electric Co.                                  244,742
  1,390          Rockwell Automation, Inc.                             91,837
                     TOTAL ELECTRICAL EQUIPMENT                        425,360
                 ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
  2,980     (1)  Agilent Technologies, Inc.                            101,052
  1,300     (1)  Jabil Circuit, Inc.                                   52,520
  1,150          Molex, Inc.                                           34,787
  4,000     (1)  Sanmina-SCI Corp.                                     16,840
  7,500     (1)  Solectron Corp.                                       28,650
  1,900          Symbol Technologies, Inc.                             23,465
   600           Tektronix, Inc.                                       17,700
                     TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS          275,014
                 ENERGY EQUIPMENT & SERVICES--2.1%
  2,450          BJ Services Co.                                       99,201
  2,620          Baker Hughes, Inc.                                    202,893
  3,890          Halliburton Co.                                       309,450
  1,200     (1)  Nabors Industries Ltd.                                97,500
  1,275     (1)  National-Oilwell, Inc.                                96,989
  1,075          Noble Corp.                                           86,473
   860           Rowan Cos., Inc.                                      38,554
  4,165          Schlumberger Ltd.                                     530,829
  2,549     (1)  Transocean Sedco Forex, Inc.                          206,851
  2,200     (1)  Weatherford International Ltd.                        98,516
                     TOTAL ENERGY EQUIPMENT & SERVICES                1,767,256
                 FOOD & STAPLES RETAILING--2.3%
  2,817          Albertsons, Inc.                                      70,848
  6,180          CVS Corp.                                             171,557
  3,330          Costco Wholesale Corp.                                166,134
  5,565     (1)  Kroger Co.                                            102,396
  1,080          SUPERVALU, Inc.                                       34,484
  3,455          Safeway Inc.                                          80,985
  4,500          Sysco Corp.                                           138,060
  18,100         Wal-Mart Stores, Inc.                                 834,591
  7,775          Walgreen Co.                                          336,502
   800           Whole Foods Market, Inc.                              59,096
                     TOTAL FOOD & STAPLES RETAILING                   1,994,653
                 FOOD PRODUCTS--1.1%
  5,000          Archer-Daniels-Midland Co.                            157,500
  1,415          Campbell Soup Co.                                     42,351
  3,900          ConAgra, Inc.                                         80,847
  2,825          General Mills, Inc.                                   137,323
  2,650          Heinz (H.J.) Co.                                      89,941
  1,370          Hershey Foods Corp.                                   70,144
  2,000          Kellogg Co.                                           85,800
  1,000          McCormick & Co., Inc.                                 30,210
  6,020          Sara Lee Corp.                                        110,046
  1,900          Tyson Foods, Inc., Class A                            27,227
  1,410          Wrigley (Wm.), Jr. Co.                                90,184
                     TOTAL FOOD PRODUCTS                               921,573
                 GAS UTILITIES--0.0%
   340           NICOR, Inc.                                           13,906
   400           Peoples Energy Corp.                                  14,888
                     TOTAL GAS UTILITIES                               28,794
                 HEALTH CARE EQUIPMENT & SUPPLIES--2.2%
   790           Bard (C.R.), Inc.                                     50,102
   440           Bausch & Lomb, Inc.                                   29,722
  4,800          Baxter International, Inc.                            176,880
  1,955          Becton, Dickinson & Co.                               126,684
  1,900          Biomet, Inc.                                          71,839
  4,520     (1)  Boston Scientific Corp.                               98,852
   900      (1)  Fisher Scientific International, Inc.                 60,183
  2,550          Guidant Corp.                                         187,680
  1,179     (1)  Hospira, Inc.                                         52,760
  8,725          Medtronic, Inc.                                       492,701
   430      (1)  Millipore Corp.                                       29,575
  1,030          PerkinElmer, Inc.                                     23,422
  2,760     (1)  St. Jude Medical, Inc.                                135,599
  2,100          Stryker Corp.                                         104,790
  1,280     (1)  Thermo Electron Corp.                                 43,059
   850      (1)  Waters Corp.                                          35,658
  1,927     (1)  Zimmer Holdings, Inc.                                 132,867
                     TOTAL HEALTH CARE EQUIPMENT & SUPPLIES           1,852,373
                 HEALTH CARE PROVIDERS & SERVICES--2.9%
  2,220          Aetna, Inc.                                           214,896
  1,600          AmerisourceBergen Corp.                               69,824
   825           CIGNA Corp.                                           100,320
  3,280          Cardinal Health, Inc.                                 236,291
  3,400     (1)  Caremark Rx, Inc.                                     167,620
  1,350     (1)  Coventry Health Care, Inc.                            80,420
   580      (1)  Express Scripts, Inc., Class A                        52,948
  1,100          HCA, Inc.                                             53,988
  1,825          Health Management Association, Class A                38,362
  1,250     (1)  Humana, Inc.                                          69,713
  1,750          IMS Health, Inc.                                      43,050
  1,000     (1)  Laboratory Corp. of America Holdings                  58,650
   590           Manor Care, Inc.                                      23,069
  2,331          McKesson HBOC, Inc.                                   123,543
  2,368     (1)  Medco Health Solutions, Inc.                          128,109
   100      (1)  Patterson Cos., Inc.                                   3,453
  1,300          Quest Diagnostic, Inc.                                64,259
  3,637     (1)  Tenet Healthcare Corp.                                26,441
  9,600          UnitedHealth Group, Inc.                              570,432
  4,650     (1)  Wellpoint, Inc.                                       357,120
                     TOTAL HEALTH CARE PROVIDERS & SERVICES           2,482,508
                 HOTELS, RESTAURANTS & LEISURE--1.6%
  3,300          Carnival Corp.                                        170,808
  1,050          Darden Restaurants, Inc.                              42,693
  1,400          Harrah's Entertainment, Inc.                          103,040
  2,520          Hilton Hotels Corp.                                   62,824
  2,600          International Game Technology                         93,028
  1,330          Marriott International, Inc., Class A                 88,631
  9,510          McDonald's Corp.                                      332,945
  5,500     (1)  Starbucks Corp.                                       174,350
  1,700          Starwood Hotels & Resorts Worldwide, Inc.             103,377
   935           Wendy's International, Inc.                           55,118
  2,225          Yum! Brands, Inc.                                     110,071
                     TOTAL HOTELS, RESTAURANTS & LEISURE              1,336,885
                 HOUSEHOLD DURABLES--0.8%
   750           Black & Decker Corp.                                  64,725
   960           Centex Corp.                                          68,534
  2,100          D. R. Horton, Inc.                                    78,372
  1,000          Fortune Brands, Inc.                                  74,960
   540           KB HOME                                               41,148
  1,400          Leggett and Platt, Inc.                               34,468
  1,000          Lennar Corp., Class A                                 62,560
   720           Maytag Corp.                                          12,398
  2,050          Newell Rubbermaid, Inc.                               48,462
  1,600          Pulte Corp.                                           63,840
   480           Snap-On Tools Corp.                                   19,262
   700           Stanley Works                                         34,328
   500           Whirlpool Corp.                                       40,340
                     TOTAL HOUSEHOLD DURABLES                          643,397
                 HOUSEHOLD PRODUCTS--2.3%
  1,175          Clorox Co.                                            70,324
  3,780          Colgate-Palmolive Co.                                 207,484
  3,430          Kimberly-Clark Corp.                                  195,922
  24,540         Procter & Gamble Co.                                 1,453,504
                     TOTAL HOUSEHOLD PRODUCTS                         1,927,234
                 IT SERVICES--1.0%
  1,000     (1)  Affiliated Computer Services, Inc., Class A           62,600
  4,440          Automatic Data Processing, Inc.                       195,094
  1,400     (1)  Computer Sciences Corp.                               70,980
  1,100     (1)  Convergys Corp.                                       18,920
  3,925          Electronic Data Systems Corp.                         98,871
  5,614          First Data Corp., Class                               253,191
  1,450     (1)  Fiserv, Inc.                                          63,771
  2,525          Paychex, Inc.                                         91,784
   956           Sabre Group Holdings, Inc.                            23,422
  2,570     (1)  Unisys Corp.                                          17,193
                     TOTAL IT SERVICES                                 895,826
                 INDEPENDENT POWER PRODUCERS & ENERGY TRADING--0.
  5,000     (1)  AES Corp.                                             85,200
  1,900     (1)  Calpine Corp.                                           420
  1,355          Constellation Energy Group                            78,956
  7,075          Duke Energy Corp.                                     200,576
  2,600     (1)  Dynegy, Inc.                                          14,300
   113      (1)  Mirant Corp.                                           3,164
  4,169     (1)  Mirant Corp.                                             0
   363      (1)  Mirant Corp., Warrants                                 4,811
  3,450          TXU Corp.                                             174,708
               TOTAL INDEPENDENT POWER PRODUCERS & ENERGY
                     TRADING                                           562,135
                 INDUSTRIAL CONGLOMERATES--4.0%
  5,520          3M Co.                                                401,580
  77,500         General Electric Co.                                 2,538,125
   960           Textron Inc.                                          81,082
  14,841         Tyco International Ltd.                               386,608
                     TOTAL INDUSTRIAL CONGLOMERATES                   3,407,395
                 INSURANCE--4.7%
  2,630          AON Corp.                                             89,999
  2,400          Ace Ltd.                                              131,400
  3,550          Aflac, Inc.                                           166,672
  4,685          Allstate Corp.                                        243,854
   850           Ambac Financial Group, Inc.                           65,288
  18,800         American International Group, Inc.                   1,230,648
  1,475          Chubb Corp.                                           139,166
  1,337          Cincinnati Financial Corp.                            60,887
  2,500          Genworth Financial, Inc., Class A                     81,900
  2,300          Hartford Financial Services Group, Inc.               189,129
  1,000          Jefferson-Pilot Corp.                                 58,330
  1,280          Lincoln National Corp.                                69,798
  1,050          MBIA Insurance Corp.                                  64,638
  4,139          Marsh & McLennan Cos., Inc.                           125,784
  5,425          MetLife, Inc.                                         272,118
  2,150          Principal Financial Group                             101,394
  1,485          Progressive Corp., OH                                 155,984
  3,700          Prudential Financial, Inc.                            278,758
   925           SAFECO Corp.                                          48,331
  5,175          The St. Paul Travelers Cos., Inc.                     234,841
   800           Torchmark Corp.                                       44,880
  2,295          UNUMProvident Corp.                                   46,657
  1,025          XL Capital Ltd., Class A                              69,351
                     TOTAL INSURANCE                                  3,969,807
                 INTERNET & CATALOG RETAIL--0.5%
  1,400     (1)  Amazon.com, Inc.                                      62,748
  8,500     (1)  eBay, Inc.                                            366,350
                     TOTAL INTERNET & CATALOG RETAIL                   429,098
                 INTERNET SOFTWARE & SERVICES--0.4%
  9,600     (1)  Yahoo, Inc.                                           329,664
                 LEISURE EQUIPMENT & PRODUCTS--0.2%
   700           Brunswick Corp.                                       26,313
  2,160          Eastman Kodak Co.                                     54,216
  1,300          Hasbro, Inc.                                          27,560
  3,040          Mattel, Inc.                                          50,160
                     TOTAL LEISURE EQUIPMENT & PRODUCTS                158,249
                 MACHINERY--1.5%
  4,900          Caterpillar, Inc.                                     332,710
   310           Cummins, Inc.                                         30,163
  1,800          Danaher Corp.                                         101,952
  1,855          Deere & Co.                                           133,115
  1,510          Dover Corp.                                           69,354
  1,090          Eaton Corp.                                           72,158
   745           ITT Industries, Inc.                                  76,363
  1,625          Illinois Tool Works, Inc.                             136,971
  2,600          Ingersoll-Rand Co., Class A                           102,102
   445      (1)  Navistar International Corp.                          12,104
  1,295          PACCAR, Inc.                                          90,132
   980           Pall Corp.                                            28,224
   990           Parker-Hannifin Corp.                                 75,012
                     TOTAL MACHINERY                                  1,260,360
                 MEDIA--3.3%
  5,551          CBS Corp. (New)                                       145,048
  4,185          Clear Channel Communications, Inc.                    122,495
  15,316    (1)  Comcast Corp., Class A                                426,091
   425           Dow Jones & Co.                                       16,154
  1,900          Gannett Co., Inc.                                     117,420
  3,500     (1)  Interpublic Group Cos., Inc.                          35,350
   500           Knight-Ridder, Inc.                                   31,125
  2,900          McGraw-Hill Cos., Inc.                                148,016
   360           Meredith Corp.                                        19,714
  1,070          New York Times Co., Class A                           30,281
  18,000         News Corp., Inc.                                      283,680
  1,375          Omnicom Group, Inc.                                   112,461
  34,850         Time Warner, Inc.                                     610,921
  2,077          Tribune Co.                                           60,254
  1,800     (1)  Univision Communications, Inc., Class A               57,312
  5,551     (1)  Viacom, Inc., Class B                                 230,255
  13,855         Walt Disney Co.                                       350,670
                     TOTAL MEDIA                                      2,797,247
                 METALS & MINING--0.9%
  6,663          Alcoa, Inc.                                           209,884
   665           Allegheny Technologies, Inc.                          34,480
  1,330          Freeport-McMoRan Copper & Gold, Inc., Class B         85,453
  3,365          Newmont Mining Corp.                                  207,957
  1,150          Nucor Corp.                                           96,865
   708           Phelps Dodge Corp.                                    113,634
   915           United States Steel Corp.                             54,671
                     TOTAL METALS & MINING                             802,944
                 MULTI-UTILITIES--1.1%
  1,560          Ameren Corp.                                          79,186
  1,700     (1)  CMS Energy Corp.                                      24,599
  2,360          CenterPoint Energy, Inc.                              30,161
  1,860          Consolidated Edison Co.                               87,439
  1,345          DTE Energy Co.                                        56,759
  2,600          Dominion Resources, Inc.                              196,378
  1,300          KeySpan Corp.                                         46,696
  2,092          NiSource, Inc.                                        42,949
  2,430          P G & E Corp.                                         90,663
  1,810          Public Service Enterprises Group, Inc.                126,012
  1,976          Sempra Energy                                         94,947
  1,600          TECO Energy, Inc.                                     27,328
  3,028          Xcel Energy, Inc.                                     58,804
                     TOTAL MULTI-UTILITIES                             961,921
                 MULTILINE RETAIL--1.1%
   890      (1)  Big Lots, Inc.                                        11,899
   480           Dillards, Inc., Class A                               12,432
  2,450          Dollar General Corp.                                  41,405
  1,250          Family Dollar Stores, Inc.                            29,938
  2,058          Federated Department Stores, Inc.                     137,125
  2,650     (1)  Kohl's Corp.                                          117,634
  1,750          Nordstrom, Inc.                                       73,010
  1,600          Penney (J.C.) Co., Inc.                               89,280
   782      (1)  Sears Holdings Corp.                                  94,966
  6,220          Target Corp.                                          340,545
                     TOTAL MULTILINE RETAIL                            948,234
                 OFFICE ELECTRONICS--0.1%
  7,300     (1)  Xerox Corp.                                           104,463
                 OIL, GAS & CONSUMABLE FUELS--7.6%
   570           Amerada-Hess Corp.                                    88,236
  1,600          Anadarko Petroleum Corp.                              172,512
  2,550          Apache Corp.                                          192,601
  2,700          Burlington Resources, Inc.                            246,402
  16,167         Chevron Corp.                                         959,996
  10,136         ConocoPhillips                                        655,799
  3,500          Devon Energy Corp.                                    238,735
  1,800          EOG Resources, Inc.                                   152,172
  5,083          El Paso Corp.                                         68,417
  36,500         Exxon Mobil Corp.                                    2,290,375
   800           Kerr-McGee Corp.                                      88,312
   700           Kinder Morgan, Inc.                                   67,375
  2,824          Marathon Oil Corp.                                    217,081
  1,300          Murphy Oil Corp.                                      74,100
  3,025          Occidental Petroleum Corp.                            295,573
  1,070          Sunoco, Inc.                                          101,864
  4,600          Valero Energy Corp.                                   287,178
  4,425          Williams Cos., Inc.                                   105,492
  2,800          XTO Energy, Inc.                                      137,424
                     TOTAL OIL, GAS & CONSUMABLE FUELS                6,439,644
                 PAPER & FOREST PRODUCTS--0.4%
  3,790          International Paper Co.                               123,668
   870           Louisiana-Pacific Corp.                               25,622
  1,365          MeadWestvaco Corp.                                    36,432
  1,850          Weyerhaeuser Co.                                      129,056
                     TOTAL PAPER & FOREST PRODUCTS                     314,778
                 PERSONAL PRODUCTS--0.2%
   630           Alberto-Culver Co., Class B                           27,909
  3,600          Avon Products, Inc.                                   101,952
   500           Estee Lauder Cos., Inc., Class A                      18,235
                     TOTAL PERSONAL PRODUCTS                           148,096
                 PHARMACEUTICALS--6.4%
  11,090         Abbott Laboratories                                   478,533
   980           Allergan, Inc.                                        114,072
  13,875         Bristol-Myers Squibb Co.                              316,211
  8,200          Eli Lilly & Co.                                       464,284
  2,600     (1)  Forest Laboratories, Inc., Class A                    120,328
  21,843         Johnson & Johnson                                    1,256,846
  1,833     (1)  King Pharmaceuticals, Inc.                            34,369
  15,800         Merck & Co., Inc.                                     545,100
  1,700          Mylan Laboratories, Inc.                              33,490
  53,355         Pfizer, Inc.                                         1,370,156
  11,275         Schering Plough Corp.                                 215,916
   900      (1)  Watson Pharmaceuticals, Inc.                          29,781
  9,690          Wyeth                                                 448,163
                     TOTAL PHARMACEUTICALS                            5,427,249
                 REAL ESTATE--0.8%
   700           Apartment Investment & Management Co., Class A        29,764
  1,600          Archstone-Smith Trust                                 74,976
  3,100          Equity Office Properties Trust                        98,642
  2,150          Equity Residential Properties Trust                   91,182
  1,550          Plum Creek Timber Co., Inc.                           57,257
  1,900          Prologis                                              97,318
   600           Public Storage, Inc.                                  43,542
  1,400          Simon Property Group, Inc.                            115,976
  1,000          Vornado Realty Trust                                  88,340
                     TOTAL REAL ESTATE                                 696,997
                 ROAD & RAIL--0.8%
  2,800          Burlington Northern Santa Fe Corp.                    224,336
  1,670          CSX Corp.                                             89,395
  3,075          Norfolk Southern Corp.                                153,258
  1,995          Union Pacific Corp.                                   176,478
                     TOTAL ROAD & RAIL                                 643,467
                 SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.2%
  3,000     (1)  Advanced Micro Devices, Inc.                          125,580
  3,200     (1)  Altera Corp.                                          61,792
  2,800          Analog Devices, Inc.                                  111,356
  12,450         Applied Materials, Inc.                               237,172
  2,400     (1)  Applied Micro Circuits Corp.                           7,896
  2,200     (1)  Broadcom Corp.                                        150,040
  3,000     (1)  Freescale Semiconductor, Inc., Class B                75,750
  44,300         Intel Corp.                                           942,261
  1,500          KLA-Tencor Corp.                                      77,970
  2,960     (1)  LSI Logic Corp.                                       27,084
  2,350          Linear Technology Corp.                               87,444
  2,500          Maxim Integrated Products, Inc.                       102,600
  4,700     (1)  Micron Technology, Inc.                               68,996
  1,325     (1)  NVIDIA Corp.                                          59,572
  2,670          National Semiconductor Corp.                          75,321
  1,000     (1)  Novellus Systems, Inc.                                28,350
  1,300     (1)  PMC-Sierra, Inc.                                      12,298
  1,500     (1)  Teradyne, Inc.                                        26,130
  11,830         Texas Instruments, Inc.                               345,791
  2,700          Xilinx, Inc.                                          76,032
                     TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS         2,699,435
                 SOFTWARE--3.6%
  4,100     (1)  Adobe Systems, Inc.                                   162,852
  1,710     (1)  Autodesk, Inc.                                        69,409
  1,650     (1)  BMC Software, Inc.                                    36,465
  1,300     (1)  Citrix Systems, Inc.                                  40,092
  3,500          Computer Associates International, Inc.               95,550
  2,900     (1)  Compuware Corp.                                       23,896
  2,300     (1)  Electronic Arts, Inc.                                 125,534
  1,425     (1)  Intuit, Inc.                                          74,570
  67,000         Microsoft Corp.                                      1,886,050
  2,925     (1)  Novell, Inc.                                          28,489
  27,288    (1)  Oracle Corp.                                          343,010
  2,070     (1)  Parametric Technology Corp.                           12,958
  4,000          Siebel Systems, Inc.                                  42,440
  7,976     (1)  Symantec Corp.                                        146,599
                     TOTAL SOFTWARE                                   3,087,914
                 SPECIALTY RETAIL--2.2%
  1,350     (1)  AutoNation, Inc.                                      30,091
   440      (1)  AutoZone, Inc.                                        43,010
  2,300     (1)  Bed Bath & Beyond, Inc.                               86,043
  3,125          Best Buy Co., Inc.                                    158,312
  1,250          Circuit City Stores, Inc.                             31,512
  4,395          Gap (The), Inc.                                       79,506
  15,292         Home Depot, Inc.                                      620,091
  2,718          Limited, Inc.                                         64,308
  5,550          Lowe's Cos., Inc.                                     352,703
  2,400     (1)  Office Depot, Inc.                                    79,560
   675           Officemax, Inc.                                       19,285
  1,000          Radioshack Corp.                                      22,200
   910           Sherwin-Williams Co.                                  48,139
  5,650          Staples, Inc.                                         133,962
  3,540          TJX Cos., Inc.                                        90,376
  1,100          Tiffany & Co.                                         41,470
                     TOTAL SPECIALTY RETAIL                           1,900,568
                 TEXTILES, APPAREL & LUXURY GOODS--0.4%
  2,900     (1)  Coach, Inc.                                           104,255
   850           Jones Apparel Group, Inc.                             26,588
   840           Liz Claiborne, Inc.                                   29,165
  1,450          Nike, Inc., Class B                                   117,378
   370           Reebok International Ltd.                             21,826
   675           V.F. Corp.                                            37,449
                     TOTAL TEXTILES, APPAREL & LUXURY GOODS            336,661
                 THRIFTS & MORTGAGE FINANCE--1.7%
  4,558          Countrywide Financial Corp.                           152,420
  5,000          Federal Home Loan Mortgage Corp.                      339,300
  6,925          Federal National Mortgage Association                 401,235
  2,000          Golden West Financial Corp.                           141,240
   800           MGIC Investment Corp.                                 52,808
  2,800          Sovereign Bancorp, Inc.                               61,040
  7,195          Washington Mutual Bank                                304,492
                     TOTAL THRIFTS & MORTGAGE FINANCE                 1,452,535
                 TOBACCO--1.6%
  15,300         Altria Group, Inc.                                   1,106,802
  1,000          Loews Corp.                                           98,690
   700           Reynolds American, Inc.                               70,791
  1,265          UST, Inc.                                             49,259
                     TOTAL TOBACCO                                    1,325,542
                 TRADING COMPANIES & DISTRIBUTORS--0.0%
   605           Grainger (W.W.), Inc.                                 42,913
                 WIRELESS TELECOMMUNICATION SERVICES--0.8%
  2,960          Alltel Corp.                                          177,689
  21,364         Sprint Nextel Corp.                                   489,022
                     TOTAL WIRELESS TELECOMMUNICATION SERVICES         666,711
                     TOTAL COMMON STOCKS
                 ------------------------------------------------
                      (IDENTIFIED COST $65,906,123)                  84,773,255

                 MUTUAL FUND--0.0%
    34           SSGA Money Market Fund (AT NET ASSET VALUE)             34
                     TOTAL INVESTMENTS -
                     99.9%
                     (IDENTIFIED COST $65,906,157)(2)                84,773,289
                     OTHER ASSETS AND LIABILITIES - NET - 0.1%         43,706
                     TOTAL NET ASSETS - 100%                      $  84,816,995

================================================================================

     1 Non-income producing security.
     2 The cost of investments for federal tax purposes amounts to $65,906,157.
       The net unrealized appreciation of investments for federal tax purposes was $18,867,132. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,696,855 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,829,723.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.


Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



The following acronym is used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation





MTB INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

     Principal       Description
     Amount or
      Shares                                                                       Value

                     ASSET-BACKED SECURITIES--1.2%
 $   1,787,556       L.A. Arena Funding LLC, Class A, 7.656%,
                     12/15/2021 (IDENTIFIED COST $1,787,556)                $     1,922,248

                     COLLATERALIZED MORTGAGE OBLIGATIONS--17.1%
                     FEDERAL HOME LOAN MORTGAGE CORPORATION--8.2%
      374,490        (Series 2631), Class LA, 4.00%, 6/15/2011                     372,007
     1,339,426       (Series 2707), Class PW, 4.00%, 7/15/2014                    1,320,447
      617,677        (Series 2672), Class GM, 4.00%, 3/15/2017                     615,658
     9,170,000       (Series R004), Class AL, 5.125%, 12/15/2013                  9,092,147
      67,007         (Series 1614), Class J, 6.25%, 11/15/2022                     66,930
     1,040,472       (Series 2292), Class QT, 6.50%, 5/15/2030                    1,047,370
     1,130,642       (Series 1920), Class H, 7.00%, 1/15/2012                     1,164,064
                         TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION            13,678,623
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.6%
     5,935,000       (Series 0530B), Class BU, 5.00%, 3/25/2024                   5,902,061
      27,167         (Series 1998-23), Class C, 9.75%, 9/25/2018                   29,389
                         TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION              5,931,450
                     WHOLE LOAN--5.3%
     1,856,574       Bank of America Mortgage Securities 2003-2, Class
                     2A1, 3.570%, 2/25/2034                                       1,798,091
     2,955,134       Indymac Inda Mortgage Loan Trust 2005-AR1, Class
                     2A1, 5.137%, 11/25/2035                                      2,921,209
     1,551,951       Morgan Stanley Mortgage Loan Trust (Series
                     2004-1), Class 1A8, 4.75%, 11/25/2018                        1,522,263
     2,488,395       Structured Asset Securities Corp. (Series
                     2004-9XS), 6.00%, 2/25/2035                                  2,497,503
      134,057        Washington Mutual Pass Through Certificates 2003
                     AR12, Class A3, 3.356%, 12/22/2005                            133,680
                         TOTAL WHOLE LOAN                                         8,872,746
                         TOTAL COLLATERALIZED
                         MORTGAGE
                         OBLIGATIONS (IDENTIFIED COST $28,979,987)               28,482,819

                     CORPORATE BONDS--49.3%
                     AEROSPACE & DEFENSE--0.6%
      960,000        United Technologies Corp., Unsecd. Note, 4.875%,
                     5/1/2015                                                      941,712
                     AUTOMOBILES--1.5%
     1,000,000       DaimlerChrysler North America Holding Corp.,
                     6.50%, 11/15/2013                                            1,038,350
      500,000        DaimlerChrysler North America Holding Corp., Note,
                     4.875%, 6/15/2010                                             486,800
     1,000,000       DaimlerChrysler North America Holding Corp.,
                     (Series MTND), 4.96%, 9/10/2007                              1,003,370
                         TOTAL AUTOMOBILES                                        2,528,520
                     BANKS--7.5%
     2,000,000       Bank of New York Co., Inc., Sr. Note, (Series E),
                     3.625%, 1/15/2009                                            1,927,900
      900,000        BankBoston Capital Trust III, Company Guarantee,
                     5.241%, 6/15/2027                                             891,189
     1,500,000  (1)  Bank of New York Institutional Capital Trust,
                     Company Guarantee, 7.78%, 12/1/2026                          1,585,530
      250,000        First Tennessee Bank, N.A., Sub. Note, 5.75%,
                     12/1/2008                                                     254,982
     1,000,000       Keycorp Capital Trust VII, Unsecd. Note, 5.70%,
                     6/15/2035                                                     955,360
     2,500,000       Mellon Capital I, Company Guarantee, (Series A),
                     7.72%, 12/1/2026                                             2,643,800
     1,500,000       PNC Funding Corp., 5.75%, 8/1/2006                           1,506,660
     1,000,000       SouthTrust Bank, Sub. Note, 6.125%, 1/9/2028                 1,073,600
     1,700,000       Suntrust Capital I, Company Guarantee, (Series A),
                     5.01%, 5/15/2027                                             1,677,084
                         TOTAL BANKS                                             12,516,105
                     BEVERAGES--0.1%
      150,000        Anheuser-Busch Cos., Inc., Note, 5.75%, 4/1/2010              153,984
                     CAPITAL MARKETS--2.6%
     1,000,000       Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013            992,640
     1,175,000       Goldman Sachs Group, Inc., Sub. Note, 6.345%,
                     2/15/2034                                                    1,225,149
      100,000        Lehman Brothers Holdings, Inc., 7.875%, 11/1/2009             109,387
      250,000        Lehman Brothers Holdings, Inc., Note, 3.60%,
                     3/13/2009                                                     240,297
      507,000        Lehman Brothers Holdings, Inc., Note, 7.00%,
                     2/1/2008                                                      526,667
      300,000        Lehman Brothers Holdings, Inc., Note, 8.25%,
                     6/15/2007                                                     313,137
     1,000,000       Morgan Stanley, Note, 4.00%, 1/15/2010                        962,250
                         TOTAL CAPITAL MARKETS                                    4,369,527
                     COMMERCIAL BANKS--2.2%
      200,000        Bank of America Corp., Sub. Note, 7.125%,
                     10/15/2011                                                    219,898
     1,500,000       Wachovia Corp., Bond, 5.50%, 8/1/2035                        1,449,810
     1,000,000       Washington Mutual, Inc., Note, 4.00%, 1/15/2009               971,410
     1,000,000       Wells Fargo & Co., Note, 3.12%, 8/15/2008                     958,310
                         TOTAL COMMERCIAL BANKS                                   3,599,428
                     CONSUMER FINANCE--2.7%
      250,000        Caterpillar Financial Services Corp., Note,
                     (Series F), 4.44%, 8/20/2007                                  250,192
     1,000,000       Countrywide Home Loans, Inc., Company Guarantee,
                     (Series M), 4.59%, 11/16/2007                                1,000,360
      200,000        Ford Motor Credit Co., Sr. Note, 5.80%, 1/12/2009             182,720
     1,000,000       MBNA Capital I, Company Guarantee, (Series A),
                     8.278%, 12/1/2026                                            1,063,790
      500,000        Residential Capital Corp., Sr. Unsecd. Note,
                     6.375%, 6/30/2010                                             511,920
     1,000,000       Residential Capital Corp., Sr. Unsecd. Note,
                     6.875%, 6/30/2015                                            1,072,070
      500,000        Student Loan Marketing Association, 4.50%,
                     7/26/2010                                                     488,045
                         TOTAL CONSUMER FINANCE                                   4,569,097
                     DIVERSIFIED FINANCIAL SERVICES--3.8%
     1,000,000       CIT Group, Inc., Bond, 5.40%, 1/30/2016                       992,120
      450,000        CIT Group, Inc., Sr. Note, 5.00%, 2/13/2014                   437,404
      500,000        General Electric Capital Corp., 6.00%, 6/15/2012              523,535
     1,150,000       International Lease Finance Corp., Unsecd. Note,
                     5.875%, 5/1/2013                                             1,184,661
      250,000        J.P. Morgan Chase & Co., Sub. Note, 6.75%,
                     8/15/2008                                                     260,945
     1,750,000       J.P. Morgan Chase & Co., Unsecd. Note, 5.476%,
                     9/30/2034                                                    1,760,902
     1,180,000       National Rural Utilities Cooperative Finance
                     Corp., Note, (Series MTNC), 6.50%, 3/1/2007                  1,199,352
                         TOTAL DIVERSIFIED FINANCIAL SERVICES                     6,358,919
                  DIVERSIFIED TELECOMMUNICATION SERVICES--0.1%
      250,000        SBC Communications, Inc., 6.15%, 9/15/2034                    247,452
                     ELECTRIC UTILITIES--2.5%
      250,000        American Electric Power Co., Inc., Sr. Note,
                     (Series C), 5.375%, 3/15/2010                                 251,295
     1,000,000       Florida Power & Light Co., 1st Mtg. Bond, 4.95%,
                     6/1/2035                                                      899,520
     2,000,000       Progress Energy Carolinas, Inc., 1st Mtg. Note,
                     5.125%, 9/15/2013                                            1,978,620
     1,000,000       Progress Energy, Inc., 6.85%, 4/15/2012                      1,067,500
                         TOTAL ELECTRIC UTILITIES                                 4,196,935
                     ENERGY EQUIPMENT & SERVICES--1.2%
     2,000,000       National-Oilwell, Inc., Note, 5.65%, 11/15/2012              2,034,980
                     FINANCE - CONSUMER LOANS--0.6%
     1,000,000       HSBC Finance Corp., Note, 5.50%, 1/19/2016                    999,460
                     FINANCE - CREDIT CARD--0.4%
      600,000        American Express Credit Corp., 4.623%, 9/19/2006              600,792
                     FOOD & STAPLES RETAILING--0.9%
     1,500,000       Sysco Corp., Sr. Note, 5.375%, 9/21/2035                     1,447,800
                     FOOD PRODUCTS--1.8%
     1,000,000       Archer-Daniels-Midland Co., 5.935%, 10/1/2032                1,023,830
     1,000,000       General Mills, Inc., 3.875%, 11/30/2007                       978,590
     1,100,000       Kraft Foods, Inc., Note, 4.125%, 11/12/2009                  1,061,148
                         TOTAL FOOD PRODUCTS                                      3,063,568
                     HOTELS, RESTAURANTS & LEISURE--0.7%
     1,000,000       Yum! Brands, Inc., Sr. Note, 7.70%, 7/1/2012                 1,099,480
                     HOUSEHOLD DURABLES--0.6%
     1,000,000       D. R. Horton, Inc., Sr. Note, 8.00%, 2/1/2009                1,065,800
                     IT SERVICES--0.7%
     1,250,000       Iron Mountain, Inc., Company Guarantee, 6.625%,
                     1/1/2016                                                     1,181,250
                     INDUSTRIAL CONGLOMERATES--1.2%
     1,000,000       General Electric Co., Note, 5.00%, 2/1/2013                   994,480
     1,000,000       Textron Financial Corp., 5.125%, 2/3/2011                     999,650
                         TOTAL INDUSTRIAL CONGLOMERATES                           1,994,130
                     INSURANCE--1.9%
     1,000,000  (1)  American International Group, Inc., Note, 5.05%,
                     10/1/2015                                                     977,820
     1,175,000  (1)  Asif Global Financing, (Series 144A), 4.90%,
                     1/17/2013                                                    1,158,127
     1,000,000       Hartford Financial Services Group, Inc., Sr. Note,
                     2.375%, 6/1/2006                                              992,280
                         TOTAL INSURANCE                                          3,128,227
                     MEDIA--2.3%
     1,250,000       Clear Channel Communications, Inc., 6.00%,
                     11/1/2006                                                    1,259,937
      200,000        Comcast Corp., Note, 6.20%, 11/15/2008                        205,090
     1,000,000       Time Warner, Inc., Sr. Note, 8.375%, 7/15/2033               1,193,410
     1,150,000       Walt Disney Co., Note, (Series MTN), 5.50%,
                     12/29/2006                                                   1,155,750
                         TOTAL MEDIA                                              3,814,187
                     MULTI-UTILITIES--1.5%
     1,250,000       CenterPoint Energy, Inc., Sr. Note, (Series B),
                     6.85%, 6/1/2015                                              1,345,600
     1,300,000       Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008                 1,251,614
                         TOTAL MULTI-UTILITIES                                    2,597,214
                     OIL, GAS & CONSUMABLE FUELS--6.0%
     1,000,000       Amerada-Hess Corp., 7.875%, 10/1/2029                        1,221,900
     2,000,000       Anadarko Petroleum Corp., Sr. Deb., 7.20%,
                     3/15/2029                                                    2,322,640
     1,200,000       Chesapeake Energy Corp., Sr. Note, 6.875%,
                     1/15/2016                                                    1,230,000
     1,000,000       Devon Financing Corp., 7.875%, 9/30/2031                     1,265,260
     1,250,000       Kaneb Pipeline Partners LP, Sr. Note, 5.875%,
                     6/1/2013                                                     1,281,938
     1,000,000  (1)  Kinder Morgan Finance, Company Guarantee, 5.70%,
                     1/5/2016                                                     1,002,370
     1,500,000       Valero Energy Corp., 6.875%, 4/15/2012                       1,625,220
                         TOTAL OIL, GAS & CONSUMABLE FUELS                        9,949,328
                     OIL EXPLORATION & PRODUCTION--0.6%
     1,000,000  (1)  Pemex Project Funding Master, 5.75%, 12/15/2015               988,000
                     REAL ESTATE--1.4%
      650,000        Boston Properties, Inc., Sr. Note, 5.00%, 6/1/2015            626,723
      500,000        Simon Property Group, Inc., 5.375%, 6/1/2011                  499,990
     1,135,000       iStar Financial, Inc., 6.00%, 12/15/2010                     1,162,149
                         TOTAL REAL ESTATE                                        2,288,862
                     ROAD & RAIL--0.3%
      500,000        Union Pacific Corp., Note, 3.875%, 2/15/2009                  482,870
                     SOFTWARE--0.9%
     1,500,000  (1)  Oracle Corp. & Ozark Holding, Inc., Bond, 5.25%,
                     1/15/2016                                                    1,483,170
                     SPECIALTY RETAIL--0.3%
      500,000        Lowe's Cos., Inc., Bond, 5.50%, 10/15/2035                    495,065
                     TELECOM SERVICES--0.1%
      200,000        BellSouth Telecommunications, Inc., Deb., 5.875%,
                     1/15/2009                                                     203,842
                     UTILITIES--0.6%
     1,000,000       Pacific Gas & Electric Co., 6.05%, 3/1/2034                  1,026,290
                     WIRELESS TELECOMMUNICATION SERVICES--1.7%
     1,500,000       American Tower Systems Corp., Sr. Note, 7.125%,
                     10/15/2012                                                   1,571,250
     1,250,000       Nextel Communications, Inc., Sr. Note, (Series F),
                     5.95%, 3/15/2014                                             1,262,388
                         TOTAL WIRELESS TELECOMMUNICATION SERVICES                2,833,638
                         TOTAL CORPORATE BONDS

                         (IDENTIFIED COST $82,279,185)                           82,259,632

                     GOVERNMENT AGENCIES--5.7%
                     FEDERAL HOME LOAN BANK SYSTEM--0.9%
      200,000        Bond, 4.00%, 1/19/2007                                        198,428
     1,000,000       Bond, 4.00%, 6/13/2007                                        988,750
      250,000        Bond, 5.20%, 4/30/2014                                        244,965
                         TOTAL FEDERAL HOME LOAN BANK SYSTEM                      1,432,143
                     FEDERAL HOME LOAN MORTGAGE CORPORATION--2.3%
     2,000,000       Note, (Series MTN), 2.85%, 6/3/2008                          1,915,300
      500,000        Sub. Note, 5.875%, 3/21/2011                                  519,280
      400,000        Sub. Note, 6.25%, 3/5/2012                                    404,412
     1,000,000       Unsecd. Note, 5.125%, 10/15/2008                             1,008,290
                         TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION             3,847,282
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.5%
      500,000        Note, 5.50%, 3/15/2011                                        515,635
     3,000,000       Note, 6.625%, 11/15/2010                                     3,229,320
      400,000        Unsecd. Note, 7.125%, 3/15/2007                               410,160
                         TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION              4,155,115
                         TOTAL GOVERNMENT
                         AGENCIES
                          (IDENTIFIED COST $9,236,433)                            9,434,540

                     MORTGAGE BACKED SECURITIES--13.4%
                     FEDERAL HOME LOAN MORTGAGE CORPORATION--2.3%
      402,615        4.50%, 10/1/2033                                              379,464
      818,742        Pool B17616, 5.50%, 1/1/2020                                  823,433
      370,746        Pool E00560, 6.00%, 7/1/2013                                  377,794
      537,219        Pool C01272, 6.00%, 12/1/2031                                 543,542
      180,560        Pool C79603, 6.00%, 2/1/2033                                  182,629
     1,427,564       Pool G01831, 6.00%, 5/1/2035                                 1,443,024
      69,424         Pool C00478, 8.50%, 9/1/2026                                  74,410
       2,652         Pool 170027, 14.75%, 3/1/2010                                  2,880
                         TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION             3,827,176
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION--10.1%
     1,319,425       Pool 254759, 4.50%, 6/1/2018                                 1,284,922
     2,556,982       Pool 695818, 5.00%, 4/1/2018                                 2,535,401
     3,978,026       Pool 839291, 5.00%, 9/1/2020                                 3,930,767
      492,338        Pool 346537, 6.00%, 5/1/2011                                  501,082
      639,401        Pool 535939, 6.00%, 5/1/2016                                  654,152
      832,410        Pool 686398, 6.00%, 3/1/2033                                  841,692
     1,140,664       Pool 688987, 6.00%, 5/1/2033                                 1,153,018
     1,519,524       Pool C01672, 6.00%, 10/1/2033                                1,536,467
      78,515         Pool 398938, 6.50%, 10/1/2027                                 80,904
      25,036         Pool 402255, 6.50%, 12/1/2027                                 25,813
      88,760         Pool 398162, 6.50%, 1/1/2028                                  91,571
      238,245        Pool 254007, 6.50%, 10/1/2031                                 245,045
      610,279        Pool 638023, 6.50%, 4/1/2032                                  628,081
      547,925        Pool 642345, 6.50%, 5/1/2032                                  563,563
     1,121,996       Pool 651292, 6.50%, 7/1/2032                                 1,154,018
     1,240,569       Pool 653729, 6.50%, 8/1/2032                                 1,274,809
      175,848        Pool 329794, 7.00%, 2/1/2026                                  183,175
      94,242         Pool 487065, 7.00%, 3/1/2029                                  98,169
                         TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION             16,782,649
                     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.0%
      368,192        Pool 503405, 6.50%, 4/15/2029                                 386,255
      303,203        Pool 354765, 7.00%, 2/15/2024                                 319,658
      198,870        Pool 354827, 7.00%, 5/15/2024                                 209,601
      189,504        Pool 385623, 7.00%, 5/15/2024                                 199,729
      75,046         Pool 2077, 7.00%, 9/20/2025                                   78,837
      38,724         Pool 373335, 7.50%, 5/15/2022                                 40,934
      40,339         Pool 360869, 7.50%, 5/15/2024                                 42,629
      205,360        Pool 361843, 7.50%, 10/15/2024                                217,019
      174,816        Pool 354677, 7.50%, 10/15/2023                                184,850
      82,218         Pool 354713, 7.50%, 12/15/2023                                86,938
                         TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION           1,766,450
                         TOTAL MORTGAGE BACKED
                         SECURITIES
                          (IDENTIFIED COST $22,612,892)                          22,376,275

                     U.S. TREASURY--11.6%
                     U.S. TREASURY BOND--1.0%
     1,551,000       5.375%, 2/15/2031                                            1,708,287
                     U.S. TREASURY NOTES--10.6%
      40,000         3.125%, 4/15/2009                                             38,381
      150,000        3.375%, 9/15/2009                                             144,446
     1,740,000       4.00%, 2/15/2015                                             1,671,757
      735,000        4.125%, 5/15/2015                                             712,259
      500,000        4.25%, 10/15/2010                                             494,765
     2,000,000       4.25%, 11/15/2013                                            1,962,180
      500,000        4.25%, 11/15/2014                                             489,455
      650,000        4.25%, 8/15/2013                                              638,320
     1,855,000       4.25%, 8/15/2015                                             1,813,838
      977,000        4.50%, 11/15/2015                                             975,320
      250,000        4.875%, 2/15/2012                                             254,765
     1,000,000       5.00%, 2/15/2011                                             1,023,280
      850,000        6.00%, 8/15/2009                                              891,701
     2,198,580       U.S. Treasury Note Inflation Protected Note,
                     3.000% 7/15/2012                                             2,341,488
      611,715        U.S. Treasury Note Inflation Protected Note,
                     3.625%, 1/15/2008                                             632,746
     3,339,390       U.S. Treasury Note Inflation Protected Note,
                     (Series A-2012), 3.375% 1/15/2012                            3,613,854
                         TOTAL U.S. TREASURY NOTES
                         TOTAL U.S.
                         TREASURY
                         (IDENTIFIED COST $18,993,438)                           19,406,842

                     MUTUAL FUND--0.0%
        119          SSGA Money Market
                     Fund
                     (AT NET ASSET VALUE)                                            119

                     REPURCHASE AGREEMENT--0.0%
      41,878         Interest in $41,878 repurchase agreement 4.44%,
                     dated 1/31/2006, under which Credit Suisse First
                     Boston LLC, will repurchase a U.S. Government
                     Agency security with a maturity of 10/3/2006 for
                     $41,883 on 2/1/2006. The market value of the
                     underlying security at the end of the period was
                     $44,923.  (AT AMORTIZED COST)                                 41,878
                         TOTAL INVESTMENTS -
                         98.3%
                         (IDENTIFIED COST $163,931,488)(2)                       163,924,353
                         OTHER ASSETS AND LIABILITIES - NET - 1.7%                2,772,441
                         TOTAL NET ASSETS - 100%                            $    166,696,794

================================================================================

     1 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $7,195,017 which represents 4.3% of total net assets.
     2 The cost of investments for federal tax purposes amounts to $163,931,488.
       The net unrealized depreciation of investments for federal tax purposes was $7,135. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,249,185 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,256,320.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.


Investment Valuation - The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



The following acronym is used throughout this portfolio:

MTN         --Medium Term Note





MTB INTERMEDIATE-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

    Principal         Description
      Amount                                                                         Value

                     COLLATERALIZED MORTGAGE OBLIGATIONS--15.5%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--11.3%
 $   308,839         (Series 2672), Class GM, 4.00%, 3/15/2017               $       307,829
    1,219,236        (Series 2628C), Class QH, 4.00%, 12/15/2021                    1,204,996
    5,999,372        (Series R001), Class AE, 4.375%, 4/15/2015                     5,861,747
    7,000,000        (Series 2872C), Class GB, 5.00%, 5/15/2028                     6,945,400
    5,000,000        (Series R004), Class AL, 5.125%, 12/15/2013                    4,957,550
    5,734,407        (Series R003), Class AG, 5.125%, 10/15/2015                    5,700,516
      67,007         (Series 1614), Class J, 6.25%, 11/15/2022                        66,930
    1,130,642        (Series 1920), Class H, 7.00%, 1/15/2012                       1,164,064
                         TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION               26,209,032
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.8%
     238,058         (Series 1993-135), Class PG, 6.25%, 7/25/2008                   239,184
    1,533,264        (Series 1993-160), Class AJ, 6.50%, 4/25/2023                  1,555,374
                         TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                1,794,558
                     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.7%
    1,630,169        (Series 0421A), Class PJ, 3.50%, 6/20/2025                     1,604,722
                     WHOLE LOAN--2.7%
    2,955,134        Indymac India Mortgage Loan Trust 2005-AR1, Class
                     2A1, 5.13708%, 11/25/2035                                      2,921,209
    3,317,861        Structured Adjustable Rate Mortgage Loan (Series
                     2004-9XS), 6.00%, 2/25/2035                                    3,330,004
                         TOTAL WHOLE LOAN                                           6,251,213
                         TOTAL COLLATERALIZED MORTGAGE
                         OBLIGATIONS
                         (IDENTIFIED COST $32,920,533)                              35,859,525

                     CORPORATE BONDS--27.8%
                     AEROSPACE & DEFENSE--0.6%
     500,000         Raytheon Co., Note, 6.75%, 8/15/2007                            512,465
     960,000         United Technologies Corp., Unsecd. Note, 4.875%,
                     5/1/2015                                                        941,712
                         TOTAL AEROSPACE & DEFENSE                                  1,454,177
                     AUTOMOBILES--0.9%
    1,500,000        DaimlerChrysler North America Holding Corp.,
                     6.40%, 5/15/2006                                               1,505,565
     500,000         DaimlerChrysler North America Holding Corp., Note,
                     4.875%, 6/15/2010                                               486,800
                         TOTAL AUTOMOBILES                                          1,992,365
                     BANKS--1.9%
    1,000,000        BankBoston Capital Trust III, Company Guarantee,
                     5.24125%, 6/15/2027                                             990,210
    1,330,000        PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009                1,370,445
    1,000,000        Suntrust Capital III, Company Guarantee, 5.14125%,
                     3/15/2028                                                       977,280
    1,000,000        U.S. Bank, N.A., Sub. Note, 6.30%, 7/15/2008                   1,031,700
                         TOTAL BANKS                                                4,369,635
                     CAPITAL MARKETS--1.5%
     835,000         Bear Stearns & Co., Inc., Sr. Note, 7.25%,
                     10/15/2006                                                      848,636
    1,000,000        Goldman Sachs Group, Inc., Sub. Note, 6.345%,
                     2/15/2034                                                      1,042,680
     500,000         Morgan Stanley, Bond, 5.80%, 4/1/2007                           504,790
    1,000,000        Morgan Stanley, Sub. Note, 4.75%, 4/1/2014                      951,480
                         TOTAL CAPITAL MARKETS                                      3,347,586
                     COMMERCIAL BANKS--1.7%
     800,000         Bank of America Corp., Sub. Note, 7.125%,
                     10/15/2011                                                      879,592
    1,580,000        KeyCorp, 2.75%, 2/27/2007                                      1,542,680
    1,500,000        Wachovia Corp., Bond, 5.50%, 8/1/2035                          1,449,810
                         TOTAL COMMERCIAL BANKS                                     3,872,082
                     CONSUMER FINANCE--1.5%
    2,000,000        Capital One Bank, Note, 5.00%, 6/15/2009                       1,992,360
     800,000         Caterpillar Financial Services Corp., Note,
                     (Series F), 3.10%, 5/15/2007                                    781,744
     500,000         Residential Capital Corp., Sr. Unsecd. Note,
                     6.375%, 6/30/2010                                               511,920
     250,000         Residential Capital Corp., Sr. Unsecd. Note,
                     6.875%, 6/30/2015                                               268,018
                         TOTAL CONSUMER FINANCE                                     3,554,042
                     DIVERSIFIED FINANCIAL SERVICES--4.2%
    1,000,000        CIT Group, Inc., Bond, 5.40%, 1/30/2016                         992,120
    1,500,000        HSBC Finance Corp., Note, 5.50%, 1/19/2016                     1,499,190
    1,800,000        International Lease Finance Corp., Unsecd. Note,
                     5.875%, 5/1/2013                                               1,854,252
    1,400,000        J.P. Morgan Chase & Co., Note, 7.60%, 5/1/2007                 1,444,814
    2,000,000        J.P. Morgan Chase & Co., Unsecd. Note, 5.47688%,
                     9/30/2034                                                      2,012,460
    1,000,000        National Rural Utilities Cooperative Finance
                     Corp., Note, (Series MTNC), 6.50%, 3/1/2007                    1,016,400
    1,000,000        Textron Financial Corp., 5.125%, 2/3/2011                       999,650
                         TOTAL DIVERSIFIED FINANCIAL SERVICES                       9,818,886
                  DIVERSIFIED TELECOMMUNICATION SERVICES--0.4%
     675,000         SBC Communications, Inc., 4.54225%, 11/14/2008                  676,694
     250,000         SBC Communications, Inc., 6.15%, 9/15/2034                      247,453
                         TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                924,147
                     ELECTRIC UTILITIES--2.7%
    1,250,000        Columbus Southern Power, Note, 6.51%, 2/1/2008                 1,289,625
    1,000,000        Florida Power & Light Co., 1st Mtg. Bond, 4.95%,
                     6/1/2035                                                        899,520
    1,000,000        Niagara Mohawk Power Corp., 1st Mtg. Bond, 7.75%,
                     5/15/2006                                                      1,008,270
    2,000,000        Progress Energy Carolinas, Inc., 1st Mtg. Note,
                     5.125%, 9/15/2013                                              1,978,620
    1,000,000        Progress Energy, Inc., 6.85%, 4/15/2012                        1,067,500
                         TOTAL ELECTRIC UTILITIES                                   6,243,535
                     ENERGY EQUIPMENT & SERVICES--0.4%
    1,000,000        National-Oilwell, Inc., Note, 5.65%, 11/15/2012                1,017,490
                     FOOD PRODUCTS--0.6%
    1,500,000        Kraft Foods, Inc., Note, 4.125%, 11/12/2009                    1,447,020
                     GAS UTILITIES--0.3%
     730,000         Consolidated Natural Gas Co., Sr. Note, (Series
                     B), 5.375%, 11/1/2006                                           731,737
                     HOTELS RESTAURANTS & LEISURE--0.7%
    1,500,000        Tricon Global Restaurants, Inc., Sr. Note, 8.50%,
                     4/15/2006                                                      1,510,020
                     HOUSEHOLD DURABLES--0.5%
    1,000,000        D. R. Horton, Inc., Sr. Note, 8.00%, 2/1/2009                  1,065,800
                     IT SERVICES--0.5%
    1,250,000        Iron Mountain, Inc., Company Guarantee, 6.625%,
                     1/1/2016                                                       1,181,250
                     MEDIA--2.0%
    1,515,000        Cox Communications, Inc., 7.75%, 8/15/2006                     1,536,452
    1,000,000        Time Warner, Inc., Sr. Note, 8.375%, 7/15/2033                 1,193,410
    2,000,000        Walt Disney Co., Note, (Series MTN), 5.50%,
                     12/29/2006                                                     2,010,000
                         TOTAL MEDIA                                                4,739,862
                     MULTI-UTILITIES--1.0%
    1,250,000        CenterPoint Energy, Inc., Sr. Note, (Series B),
                     6.85%, 6/1/2015                                                1,345,600
     500,000         CenterPoint Energy, Inc., Sr. Note, (Series B),
                     7.25%, 9/1/2010                                                 535,895
     400,000         Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008                    385,112
                         TOTAL MULTI-UTILITIES                                      2,266,607
                     OIL GAS & CONSUMABLE FUELS--2.9%
    1,250,000        Amerada-Hess Corp., 7.875%, 10/1/2029                          1,527,375
    1,200,000        Chesapeake Energy Corp., Sr. Note, 6.875%,
                     1/15/2016                                                      1,230,000
     990,000         ChevronTexaco Corp., Note, 3.50%, 9/17/2007                     969,319
    1,250,000        Kaneb Pipeline Partners LP, Sr. Note, 5.875%,
                     6/1/2013                                                       1,281,938
    1,500,000        Valero Energy Corp., 6.875%, 4/15/2012                         1,625,220
                         TOTAL OIL GAS & CONSUMABLE FUELS                           6,633,852
                     OIL EXPLORATION & PRODUCTION--0.3%
     750,000         Pemex Project Funding Master, Unsecd. Note, 8.85%,
                     9/15/2007                                                       787,875
                     REAL ESTATE--0.7%
     500,000         Simon Property Group, Inc., 5.375%, 6/1/2011                    499,990
    1,135,000        iStar Financial, Inc., 6.00%, 12/15/2010                       1,162,149
                         TOTAL REAL ESTATE                                          1,662,139
                     ROAD & RAIL--0.2%
     500,000         Union Pacific Corp., Note, 3.875%, 2/15/2009                    482,870
                     SOFTWARE -0.6%
    1,500,000   (1)  Oracle Corp. & Ozark Holding, Inc., Bond, 5.25%,
                     1/15/2016                                                      1,483,170
                     SPECIALTY RETAIL--0.2%
     500,000         Lowe's Cos., Inc., Bond, 5.50%, 10/15/2035                      495,065
                     UTILITIES--0.4%
    1,000,000        Pacific Gas & Electric Co., 6.05%, 3/1/2034                    1,026,290
                     WIRELESS TELECOMMUNICATION SERVICES--1.0%
    1,000,000        American Tower Systems Corp., Sr. Note, 7.125%,
                     10/15/2012                                                     1,047,500
    1,250,000        Nextel Communications, Inc., Sr. Note, Series F,
                     5.95%, 3/15/2014                                               1,262,388
                         TOTAL WIRELESS TELCOMMUNICATION SERVICES                   2,309,888
                     TOTAL CORPORATE BONDS (IDENTIFIED COST
                         $64,929,683)                                               64,417,390

                     GOVERNMENT AGENCIES--13.2%
                     FEDERAL HOME LOAN BANK SYSTEM--3.9%
    3,000,000        Bond, 4.00%, 6/13/2007                                         2,966,250
    6,000,000        Bond, 4.625%, 2/18/2011                                        5,955,660
                         TOTAL FEDERAL HOME LOAN BANK SYSTEM                        8,921,910
                     FEDERAL HOME LOAN MORTGAGE CORPORATION--8.1%
    1,652,969        4.00%, 9/15/2019                                               1,640,191
    1,500,000        Note, 3.25%, 3/14/2008                                         1,451,520
    3,000,000        Note, 3.875%, 6/15/2008                                        2,942,130
    11,000,000       Note, 5.125%, 7/15/2012                                        11,164,010
    1,500,000        Note, (Series MTN), 2.85%, 6/3/2008                            1,436,475
                         TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION               18,634,326
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.3%
    1,190,000        Note, 6.00%, 5/15/2008                                         1,221,737
    1,000,000        Unsecd. Note, 3.25%, 12/21/2006                                 986,750
     920,000         Unsecd. Note, 3.375%, 5/15/2007                                 903,182
                         TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                3,111,669
                         TOTAL GOVERNMENT AGENCIES

                         (IDENTIFIED COST $34,906,377)                              30,667,905

                     MORTGAGE BACKED SECURITIES--22.0%
                     FEDERAL HOME LOAN MORTGAGE CORPORATION--3.6%
    1,306,363        4.00%, 9/15/2010                                               1,270,647
    1,202,220        Pool G11311, 5.00%, 10/1/2017                                  1,191,701
    1,325,818        Pool E92817, 5.00%, 12/1/2017                                  1,314,217
      6,462          Pool E76204, 5.50%, 4/1/2014                                     6,522
     233,187         Pool E83022, 6.00%, 4/1/2016                                    238,059
     352,605         Pool A18401, 6.00%, 2/1/2034                                    356,537
    2,537,891        Pool G01831, 6.00%, 5/1/2035                                   2,565,377
     240,770         Pool G10399, 6.50%, 7/1/2009                                    243,659
     410,791         Pool C90504, 6.50%, 12/1/2021                                   422,388
     771,842         Pool C90293, 7.50%, 9/1/2019                                    811,962
                         TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION               8,421,069
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION--17.6%
    13,766,439       5.50%, 10/1/2035                                               13,621,616
     409,215         Pool 254227, 5.00%, 2/1/2009                                    409,342
    5,867,803        Pool 838741, 5.00%, 9/1/2020                                   5,798,093
     195,241         Pool 839291, 5.00%, 9/1/2020                                    192,921
    1,961,067        Pool 797663, 5.00%, 9/1/2035                                   1,896,313
    4,893,190        Pool 839271, 5.00%, 9/1/2035                                   4,740,767
     384,564         Pool 254400, 5.50%, 7/1/2009                                    386,368
     863,091         Pool 619054, 5.50%, 2/1/2017                                    870,461
    5,999,951        Pool 832365, 5.50%, 8/1/2020                                   6,038,051
     212,336         Pool 303831, 6.00%, 4/1/2011                                    216,107
      63,061         Pool 196701, 6.50%, 5/1/2008                                     63,876
     145,319         Pool 50905, 6.50%, 10/1/2008                                    147,388
      74,201         Pool 424286, 6.50%, 6/1/2013                                     76,114
      33,275         Pool 561915, 6.50%, 11/1/2030                                    34,266
    5,217,353        Pool 725418, 6.50%, 5/1/2034                                   5,366,256
     212,743         Pool 313224, 7.00%, 12/1/2011                                   220,710
     537,351         Pool 254240, 7.00%, 3/1/2032                                    558,399
     111,126         Pool 526062, 7.50%, 12/1/2029                                   116,693
                         TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                40,753,741
                     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.8%
     621,805         Pool 780825, 6.50%, 7/15/2028                                   653,281
     547,950         Pool 2701, 6.50%, 1/20/2029                                     573,463
     303,661         Pool 2616, 7.00%, 7/20/2028                                     318,243
      47,366         Pool 426727, 7.00%, 2/15/2029                                    49,759
     272,379         Pool 781231, 7.00%, 12/15/2030                                  286,651
                         TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION             1,881,397
                         TOTAL MORTGAGE BACKED SECURITIES

                         (IDENTIFIED COST $51,844,579)                              51,056,207

                     U.S. TREASURY--17.0%
                     U.S. TREASURY BONDS--2.3%
     500,000         5.25%, 11/15/2028                                               536,330
     967,000         5.375%, 2/15/2031                                              1,065,063
    2,000,000        5.50%, 8/15/2028                                               2,211,260
    1,000,000        10.625%, 8/15/2015                                             1,465,470
                         TOTAL U.S. TREASURY BONDS                                  5,278,123
                     U.S. TREASURY NOTES--14.7%
    1,300,000        3.50%, 2/15/2010                                               1,252,069
     121,000         4.00%, 2/15/2015                                                116,254
    3,740,000        4.00%, 3/15/2010                                               3,669,875
    1,000,000        4.00%, 4/15/2010                                                980,780
    3,975,000        4.125%, 5/15/2015                                              3,852,014
     125,000         4.25%, 11/15/2014                                               122,364
    2,440,000        4.25%, 8/15/2015                                               2,385,856
    11,000,000       4.50%, 11/15/2010                                              11,001,760
    4,260,000        4.50%, 11/15/2015                                              4,252,673
      80,000         4.75%, 11/15/2008                                                80,525
    1,130,000        4.75%, 5/15/2014                                               1,146,249
     320,000         6.125%, 8/15/2007                                               327,501
     175,000         6.625%, 5/15/2007                                               179,457
     517,560         U.S. Treasury Inflation Protected Note, 1.625%
                     1/15/2015                                                       502,194
     637,589         U.S. Treasury Inflation Protected Note, 3.000%
                     7/15/2012                                                       679,032
    2,271,260        U.S. Treasury Inflation Protected Note, (Series
                     A-2011), 3.500% 1/15/2011                                      2,444,080
    1,109,791        U.S. Treasury Inflation Protected Note, (Series
                     A-2012), 3.375% 1/15/2012                                      1,201,004
                         TOTAL U.S. TREASURY NOTES                                  34,193,687
                         TOTAL U.S.
                         TREASURY
                         (IDENTIFIED COST $39,328,607)                              39,471,810

                     MUTUAL FUNDS--0.0%
        49           SSGA Money Market Fund (AT NET ASSET VALUE)                        49

                     REPURCHASE AGREEMENTS--1.7%
    3,949,239        Interest in $3,949,239 repurchase agreement
                     4.375%, dated 1/31/2006, under which Credit Suisse First
                     Boston LLC, will repurchase a US Government Agency security with a maturity of 10/3/2008 for $3,949,719 on 2/1/2006.
                     The market value of the underlying security at the end of
                     the period was
                     $3,975,602 (AT AMORTIZED COST)                                 3,949,239
                         TOTAL INVESTMENTS - 97.2%

                         (IDENTIFIED COST $227,879,067)(2)                         225,422,125
                         OTHER ASSETS AND LIABILITIES - NET - 2.8%                  6,434,078
                         TOTAL NET ASSETS - 100%                             $     231,856,203

================================================================================
     1 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933.This security, which has been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted form registration, may only be sold to qualified institutional investors. At January 31, 2006, this security amounts to $1,483,170 which represents 0.6% of total net assets.
     2 The cost of investments for federal tax purposes amounts to $228,351,562.
       The net unrealized depreciation of investments for federal tax purposes was $2,929,436. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $997,664 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,927,100.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.


Investment Valuation - The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at the net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by an under general supervision of the Board of Trustees.


The following acronyms are used throughout this portfolio:

MTN         --Medium Term Note






MTB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

                                                                   Value in U.S.
 Shares                                                                 Dollars

               COMMON STOCKS--99.2 %
               AUSTRALIA--4.2%
 4,186         Alumina Ltd.                                              23,837
 3,600         AMP Ltd.                                                  22,438
 2,516         Ansell Ltd.                                               20,337
 4,035         Aristocrat Leisure Ltd.                                   35,338
 11,484        Australia & New Zealand Banking Group, Melbourne         216,823
 1,483         Australia Gas & Light                                     20,241
 1,647         Babcock & Brown Ltd.                                      22,667
 25,711        BHP Billiton Ltd.                                        502,981
 30,983        Bluescope Steel Ltd.                                     183,949
 3,766         Boral Ltd.                                                25,672
 6,200         Brambles Industries Ltd.                                  46,635
 13,717   (1)  Burns Phillip & Co.                                       11,493
 1,400         CSL Ltd.                                                  46,177
 24,692        CSR Ltd.                                                  79,384
  895          Caltex Australia                                          13,132
 3,705         Coles Myer Ltd.                                           29,357
 27,623        Commonwealth Bank of Australia                           935,201
 76,200        Computer share Reg                                       398,095
 11,457        DB RREEF Trust                                            11,902
 7,599         Downer Group                                              42,581
 2,620         Fairfax (John)                                            8,423
 12,200        Foster's Group Ltd.                                       48,751
 19,605        Futuris Corp. Ltd.                                        31,961
 23,100        GPT Group                                                 70,938
 88,600        GWA International Ltd.                                   200,199
 8,600         Insurance Australia Group Ltd.                            36,322
 6,200         James Hardie Industries NV                                41,417
 4,200         Leighton Holdings Ltd.                                    64,489
  916          Lion Nathan Ltd.                                          5,202
 19,500        Macquire Airports                                         45,984
 1,900         Macquire Bank Ltd.                                        98,513
 17,200        Macquire Goodman Group                                    63,253
 22,300        Macquire Infrastructure Group                             59,689
127,500        Minara Resources Ltd.                                    192,387
 5,650         Mirvac Group                                              17,394
 8,229         National Australia Bank Ltd., Melbourne                  211,399
 1,635         Newcrest  Mining                                          32,481
 18,600        Oil Search Ltd.                                           54,157
 90,843        Onesteel Ltd.                                            258,995
 12,800        Pacific Brands Ltd.                                       21,352
 9,000         Promina Group Ltd.                                        35,008
 1,600         Publishing & Broadcasting Ltd.                            20,115
 8,900         QBE Insurance Group Ltd.                                 130,582
 19,332        Qantas Airways Ltd.                                       60,540
 4,373    (1)  Resmed Inc.                                               17,541
 11,104        Rinker Group Ltd.                                        141,281
 3,246         Rio Tinto Ltd.                                           186,614
 7,900         Santos Ltd.                                               78,471
193,800        Smorgon Steel Group Ltd.                                 233,649
 1,818         Sonic Healthcare Ltd.                                     20,664
 1,300         St. George Bank Ltd.                                      29,867
 5,800         Stockland                                                 28,542
 5,500         Suncorp-Metway Ltd.                                       92,165
 4,404         Symbion Health Ltd.                                       11,521
 1,631         Tabcorp Holdings Ltd.                                     18,786
 8,200         Telstra Corp. Ltd.                                        24,746
  976          Wesfarmers Ltd.                                           28,159
 10,800        Westfield Group                                          145,029
 15,087        Westpac Banking Corp.                                    266,202
 22,805        Woodside Petroleum Ltd.                                  781,939
 6,000         Woolsworth's Ltd.                                         78,479
 10,800        Zinifex Ltd.                                              64,284
                   TOTAL AUSTRALIA                                     6,745,730
               AUSTRIA--0.8%
 11,166        OMV AG                                                   789,000
 12,417        Telekom Austria AG                                       300,563
 2,200         Voestalpine AG                                           259,313
                   TOTAL AUSTRIA                                       1,348,876
               BELGIUM--0.5%
 3,122         Delhaize Group                                           214,344
 11,100        Fortis                                                   386,166
 1,800         KBC Groupe NV                                            180,778
                   TOTAL BELGIUM                                        781,288
               CANADA---1.4%
 5,200         Atco Ltd.                                                172,337
 14,000        BCE Inc.                                                 338,124
 7,900         Canadian Imperial Bank of Commerce                       554,155
 7,900         Laurentian Bank of Canada                                243,786
 7,300         National Bank of Canada                                  395,746
 5,800         Sobeys, Inc.                                             188,403
 9,100         Sun Life Financial, Inc.                                 381,400
                   TOTAL CANADA                                        2,273,951
               DENMARK--0.5%
   10          AP Moller-Maersk A/S                                      99,633
 5,400         Danske Bank A/S                                          189,669
 27,000        Vestas Wind Systems A/S                                  531,864
                   TOTAL DENMARK                                        821,166
               FINLAND--1.1%
 13,000        Kemira Oyj                                               219,578
 45,100        Nokia Oyj                                                824,789
 11,900        Rautaruukki Oyj                                          359,483
 14,900        Sampo Oyj                                                290,416
                   TOTAL FINLAND                                       1,694,266
               FRANCE--9.6%
 13,996        Air France KLM                                           318,375
 18,739        Arcelor                                                  658,073
 1,400         Assurances Generales de France                           144,943
 25,212        BNP Paribas SA                                          2,248,708
 22,300        Bouygues                                                1,222,654
 5,577    (1)  Business Objects SA                                      229,737
 6,157    (1)  Cap Gemini SA                                            281,311
 1,600         Christian Dior SA                                        148,832
 10,595        Cie De Saint-Gobain                                      694,580
 17,660        Credit Agricole SA                                       623,400
 2,144         Dassault Systems                                         128,440
 2,468         EADS (euro Aero)                                          96,717
 1,424         Eiffage                                                  146,909
 5,100         Essilor International                                    445,273
 4,400         Michelin                                                 262,788
 5,800         Peugeot SA                                               344,429
 9,354         Sanofi-Aventis                                           857,603
 6,600         Schneider Electric SA                                    689,719
 24,149        Ses Global                                               446,039
 10,374        Societe Generale                                        1,370,268
 8,700         Technip SA                                               590,964
 7,136         Total SA, Class B                                       1,970,121
 7,400         Valeo SA                                                 297,908
  600          Vallourec                                                420,685
 9,300         Veolia Environment                                       470,795
 5,500         Vivendi Universal SA                                     172,296
                   TOTAL FRANCE                                       15,281,567
               GERMANY, FEDERAL REPUBLIC OF--6.5%
 3,362         Adidas Salomon AG                                        703,086
 10,505        Allianz AG                                              1,693,297
 18,071        BASF AG                                                 1,424,259
 6,100         Bayerische Motoren Werke AG                              254,765
 22,811        Daimlerchrysler AG                                      1,309,989
 3,500         Deutsche Bank AG                                         375,882
 7,800         Deutsche Postbank AG                                     219,799
 9,980         E.On AG                                                 1,114,853
  900          Fresenius Medical Care AG                                140,587
 5,300         MAN AG                                                   304,561
 2,528         Muenchener Ruckvers AG                                   343,223
 13,645        RWE AG                                                  1,124,504
  802          SAP AG                                                   164,212
 3,632         Salzgitter AG                                            249,358
 3,300         Schering AG                                              225,763
 5,800         Siemens AG                                               529,013
 4,200         Volkswagen AG                                            249,057
                   TOTAL GERMANY, FEDERAL REPUBLIC OF                 10,426,208
               GREECE--0.2%
 25,500        Intracom SA                                              213,806
 4,672         Opap (Org of Footb)                                      175,652
                   TOTAL GREECE                                         389,458
               HONG KONG--2.4%
   17          3 Italia SpA Assured Ent                                    0
 42,000        BOC Hong Kong Holdings Ltd.                               84,187
 6,400         Bank of East Asia                                         19,923
 52,000        Bonjour Holdings                                          15,249
 8,500         CLP Holdings Ltd.                                         48,484
 12,000        Cheung Kong Holdings Ltd.                                128,852
806,000        China Petrolium & Chemical                               490,909
118,000        Citic Pacific Ltd.                                       349,844
106,500        Esprit Holdings Ltd.                                     925,968
 54,000        F E Consortm International                                19,838
 7,000    (1)  Foxconn International Holdings                            12,407
 2,400         HSBC Holdings PLC                                         40,125
 13,000        Hang Lung Properties Ltd.                                 25,304
 1,900         Hang Seng Bank Ltd.                                       25,349
 5,000         Henderson Land Development Co., Ltd.                      25,426
 35,000        Hong Kong & China Gas                                     76,923
 7,000         Hong Kong Electric                                        33,566
 17,000        Hutchison Whampoa Ltd.                                   173,775
 9,000         Hysan Development  Co., Ltd.                              22,855
 16,000        JCG Holdings                                              16,912
 6,000         Kerry Properties Ltd.                                     19,490
 20,000        Li & Fung Ltd.                                            37,124
 17,000        MTR Corp.                                                 35,829
 31,000        New World Development Co., Ltd.                           45,355
 30,000        PCCW Limited                                              20,302
224,000        PetroChina Co., Ltd.                                     218,001
316,000        Shangri-La Asia Ltd.                                     513,242
 7,000         Sun Hung Kai Properties Ltd.                              72,366
 10,000        Swire Pacific Ltd.                                        93,133
 10,500        Techtronic Industries Co.                                 20,302
 42,000        Vtech Holdings Ltd.                                      152,132
 7,000         Wharf Holdings Ltd.                                       26,979
 9,000         Wheelock & Co.                                            16,300
 2,000         Wing Hang Bank Ltd.                                       14,437
 2,700         Wing Lung Bank                                            21,230
                   TOTAL HONG KONG                                     3,842,118
               IRELAND--0.5%
 21,100        Anglo Irish Bank Corp. PLC                               333,059
 27,956        C & C Group PLC                                          190,601
 16,500        Irish Life & Permanent PLC                               351,877
                   TOTAL IRELAND                                        875,537
               ISRAEL---0.1%
 41,800        BK Hapoalim BM                                           192,001
               ITALY--2.3%
 2,687         Autogrill SpA                                             39,704
 48,100        Banca Intesa SpA                                         273,686
 19,900        Benetton Group SpA                                       240,847
 21,097        Enel                                                     178,555
 42,842        ENI SpA                                                 1,295,239
 59,700        IFIL-Investments SpA                                     286,550
 19,800        Milano Assicurazio SpA                                   147,247
 19,200        San Paolo Imi SpA                                        312,400
131,300        UniCredito Italian SpA                                   937,351
                   TOTAL ITALY                                         3,711,579
               JAPAN--22.7%
 2,300         AEON Co., Ltd.                                            60,587
 8,000         Aioi Insurance Co., Ltd.                                  55,378
 3,500         Acom Co., Ltd.                                           200,504
 1,000         Advantest Corp.                                          122,757
 17,800        Alpine Electronics                                       241,875
 18,000        Amada Co., Ltd.                                          163,113
 1,700         Aoyama Trading Co.                                        56,374
 13,200        Asahi Breweries Ltd.                                     165,640
 3,000         Asahi Glass Co.                                           43,374
 56,000        Asahi Kasei Corp.                                        381,433
 2,500         Astellas Pharmaceutical, Inc.                            103,363
 1,500         Autobacs Seven Co., Ltd.                                  76,723
 21,000        Bank of Yokohama Ltd.                                    170,069
 3,000         Bridgestone Corp.                                         60,995
 1,600         CSK Holdings Corporation                                  72,836
 11,000        Calsonic Corp.                                            77,081
 7,800         Canon, Inc.                                              470,773
 17,000        Capcom Co., Ltd.                                         188,253
 5,900         Casio Computer Co., Ltd.                                 103,610
 12,000        Central Glass Co.                                         72,631
   10          Central Japan Railway Co.                                102,297
 8,000         Chiba Bank Ltd.                                           72,358
 20,700        Chubu Electric Power Co., Ltd.                           505,567
 12,100        Chugoku Electric Power Co., Ltd.                         255,296
 35,000        Cosmo Oil Company Ltd.                                   182,899
 9,000         Dai Nippon Printing Co., Ltd.                            162,269
 6,000         Daimarui, Inc.                                            93,295
 11,000        Daiwa House Industries Co., Ltd.                         184,732
 4,000         Daiwa Kosho Lease Co., Ltd.                               24,108
 52,000        Daiwa Securities Group, Inc.                             610,409
 22,000        Denki Kagaku Kogyo                                       100,337
 29,500        Denso Corp.                                             1,038,617
   33          East Japan Railway Co.                                   229,274
 2,700         Eisai Co., Ltd.                                          115,315
 1,100         Electric Power Development Co.                            38,822
 1,500         FamilyMart Co., Ltd.                                      50,254
 1,400         Fanuc Ltd.                                               123,285
  400          Fast Retailing Co., Ltd.                                  36,179
 7,000         Fuji Electric Holdings Co., Ltd.                          38,251
 2,000         Fuji Photo Film Co., Ltd.                                 68,539
 72,000        Fujitsu Ltd.                                             634,653
 10,000        Hankyu Department Stores                                  96,842
  500          Hirose Electric                                           75,913
 1,000         Hisamitsu Pharmaceutical Co.                              25,361
 2,100         Hitachi Cap Corp.                                         40,101
 3,300         Hitachi Chemical Co., Ltd.                               102,118
 6,000         Hitachi High-Technology Corp.                            168,791
 11,000        Hitachi Ltd.                                              77,550
 6,400         Honda Motor Co., Ltd.                                    363,360
 2,700         Hosiden Corp.                                             31,971
 2,400         Hoya Corp.                                                96,160
   4           INPEX Corp.                                               40,919
 9,600         Ibiden Co., Ltd.                                         538,494
  700          Itochu Techno-Science Corp.                               30,016
 1,700         JFE Holdings, Inc.                                        61,012
 2,000         JGC Corp.                                                 42,453
   10          Japan Tobacco, Inc.                                      155,151
 16,000        Joyo Bank Ltd.                                           106,526
   20          KDDI Corp.                                               105,707
 6,000         Kamigumi Co., Ltd.                                        52,939
 13,400        Kansai Electric Power Co., Ltd.                          301,002
 16,000        Kawasaki Heavy Industries Ltd.                            60,287
 11,000        Kawasaki Kisen Kaisha Ltd.                                70,705
 5,000         Keio Corp.                                                30,519
 17,000        Kenwood Corp.                                             40,288
 1,700         Keyence Corp.                                            467,371
 3,000         Kikkoman Corp.                                            30,101
 3,000         Kirin Brewery Co., Ltd.                                   37,441
 20,000        Kiyo Bank                                                 54,388
 17,000        Komatsu Ltd.                                             313,755
 26,000        Kubota Corp.                                             247,798
 1,800         Kyocera Corp.                                            160,351
 22,000        Kyowa Hankko Kogyo Co.,  Ltd.                            175,355
 7,700         Kyushu Electric Power Co., Inc.                          175,261
 2,500         Leopalace 21                                              91,002
 8,000         Maeda Road Construction Co., Ltd.                         67,516
 7,000         Makino Milling                                            87,481
 7,700         Makita Corp.                                             223,835
 22,000        Marubeni Corp.                                           117,403
 2,400         Matsui Securities                                         36,622
 18,000        Matsushita Electric Industrial Co., Ltd.                 391,288
 12,000        Mazda Motor Corp.                                         55,548
 6,000         Meiji Seika Kaisha Ltd.                                   31,252
   13          Millea Holdings, Inc.                                    249,350
 6,300         Ministop Co., Ltd.                                       150,377
 11,500        Mitsubishi Chemical Holdings Corp.                        73,526
 10,200        Mitsubishi Corp.                                         238,251
 26,000        Mitsubishi Electric Corp.                                211,670
 10,000        Mitsubishi Estate Co., Ltd.                              232,300
 12,000        Mitsubishi Gas Chemical Co., Inc.                        137,590
 19,000        Mitsubishi Materials Corp.                                98,316
 18,000        Mitsubishi Rayon Co., Ltd.                               121,836
   57          Mitsubishi UFJ Financial Group, Inc.                     821,193
 13,000        Mitsui & Co., Ltd.                                       186,957
 4,000         Mitsui Fudosan Co., Ltd.                                  84,225
 14,000        Mitsui Mining & Smelting Co., Ltd.                       110,754
 11,000        Mitsui Osk Lines Ltd.                                     99,680
 7,000         Mitsui Sumitomo                                           85,930
   78          Mizuho Financial Group, Inc.                             638,336
 13,200        Mori Seiki Co., Ltd.                                     224,492
  600          Murata Manufacturing Co., Ltd.                            43,476
 15,000        NEC Corp.                                                 97,183
 43,000        NSK Ltd.                                                 318,546
   17          NTT Data Corp.                                            84,489
   73          NTT DoCoMo, Inc.                                         118,239
   10          NTT Urban Development                                     78,087
 4,000         Ngk Spark Plug Co., Ltd.                                  99,910
 9,800         Nidec Corp.                                              898,086
 3,500         Nikko Cordial Corp.                                       55,616
 2,000         Nikon Corp.                                               34,270
 6,000         Nippon Express Co., Ltd.                                  36,571
 21,000        Nippon Kayaku Co.,  Ltd.                                 181,706
 19,500        Nippon Mining Holdings, Inc.                             160,083
 50,000        Nippon Oil Corp.                                         396,829
 8,000         Nippon Paint Co., Ltd.                                    37,918
 21,000        Nippon Shinyaku Co., Ltd.                                178,483
 2,000         Nippon Shokubai Co.,  Ltd.                                23,801
 11,000        Nippon Soda Co., Ltd.                                     38,728
108,000        Nippon Steel Corp.                                       399,574
 34,800        Nippon Suisan Kaisha Ltd.                                141,805
  147          Nippon Telephone & Telegraph Corp.                       681,710
 14,000        Nippon Yusen KK                                          103,474
 2,000         Nippon Zeon Co.                                           28,780
 2,000         Nissan Chemical Industries Ltd.                           32,326
 26,900        Nissan Motor Co., Ltd.                                   302,698
 5,000         Nisshin Oillio Group, Ltd.                                34,824
 19,000        Nisshin Steel Co., Ltd.                                   64,626
 4,000         Nisshinbo Industries, Inc.                                44,465
 8,600         Nitto Denko Corp.                                        728,000
 11,800        Nomura Holdings, Inc.                                    230,357
 55,000        OJI Paper Co., Ltd.                                      321,171
 4,380         ORIX Corp.                                              1,133,225
 13,000        Obayashi Corp.                                           104,505
 1,000         Promise Co., Ltd.                                         57,969
   37     (1)  Resona Holdings, Inc.                                    145,407
 3,000         Ricoh Co., Ltd.                                           51,532
  700          Rohm Co., Ltd.                                            75,666
 4,600         SMC Corp.                                                704,676
 2,600         Santen Pharmaceutical Co.                                 68,045
 1,100         Sanyo Shinpan Financial Co., Ltd.                         68,642
 2,000         Secom Co.                                                103,491
 6,000         Sekisui Chemical Co., Ltd.                                46,596
 6,800         Seven & I Holdings Co., Ltd.                             287,524
 50,000        Sharp Corp.                                              914,283
 1,800         Shimachu Co.                                              54,934
 3,600         Shin-Etsu Chemical Co., Ltd.                             204,697
  700          Shinko Electric Industries                                55,377
 24,000        Shinmaywa Industries Ltd.                                134,623
 30,600        Showa Shell Sekiyu KK                                    358,159
 7,500    (1)  Snow Brand Milk Products Co., Ltd.                        31,265
 3,700         Softbank Corp.                                           124,590
 2,000         Sompo Japan Insurance, Inc.                               28,439
 5,100         Sony Corp.                                               247,816
 26,000        Sumitomo Bakelite Co., Ltd.                              235,386
 23,000        Sumitomo Corp.                                           314,692
 9,000         Sumitomo Electric Industries Ltd.                        149,226
 46,000        Sumitomo Metal Industries Ltd.                           186,659
 7,000         Sumitomo Metal Mining Co., Ltd.                           94,045
  113          Sumitomo Mitsui Financial Group, Inc.                   1,319,722
 4,000         Sumitomo Realty & Development Co., Ltd.                   90,704
 41,000        Sumitomo Trust & Banking Co., Ltd.                       451,225
 14,000        THK Co.                                                  442,777
 18,000        Taiheiyo Cement Corp.                                     72,887
 3,000         Taisho Pharmaceutical Co., Ltd.                           57,926
 6,000         Taiyo Nippon Sanso                                        45,522
 7,700         Takeda Pharmaceutical Co., Ltd.                          435,855
  700          Takefuji Corp.                                            42,129
 6,000         Tanabe Seiyaku Co., Ltd.                                  64,243
 14,000        Teijin Ltd.                                               95,478
 2,000         Terumo Corp.                                              57,116
 10,000        Toagosei Co. Ltd.                                         54,814
 10,800        Tohoku Electric Power Co., Inc.                          232,471
 9,700         Tokyo Electric Power Co., Inc.                           243,937
 1,600         Tokyo Electron                                           122,621
 44,000        Tokyo Gas Co., Ltd.                                      204,424
 7,000         Toray Industries, Inc.                                    58,480
 47,000        Toshiba Corp.                                            300,899
 7,000         Tosoh Corp.                                               35,625
 5,000         Toyo Suisan Kaisha Ltd.                                   79,408
 31,000        Toyo Tire & Rubber Co., Ltd.                             167,018
 1,900         Toyoda Gosei                                              37,577
 36,700        Toyota Motor Corp.                                      1,902,187
 17,000        UNY Co. Ltd.                                             266,221
  820          USS                                                       52,218
   20          West Japan Railway Co.                                    82,349
  600          Yamada Denki Co., Ltd.                                    77,337
 3,800         Yamaha Corp.                                              66,570
 4,100         Yamaha Motor Co., Ltd.                                   105,204
 2,000         Yamato Holdings Co., Ltd.                                 34,525
 46,000        Yokohama Rubber Co., Ltd.                                259,989
                   TOTAL JAPAN                                        36,333,619
               MEXICO--0.3%
 35,800        Cemex SA de CV                                           235,832
171,800        Telefonos de Mexico SA de CV                             204,063
                   TOTAL MEXICO                                         439,895
               NETHERLANDS--4.8%
 51,616        ABN AMRO Holdings NV                                    1,433,178
 12,965   (1)  ASM Lithography Holding NV                               292,244
 40,200        Aegon NV                                                 649,692
 17,600        Buhrmann NV                                              275,032
 41,861        ING Groep NV                                            1,493,975
 11,700        Koninklijke DSM NV                                       523,479
 58,983        Koninklijke KPN NV                                       569,802
 4,300         Nutreco Holdings NV                                      233,250
 2,961         Randstand Holdings NV                                    150,039
 33,294        Royal Dutch Shell PLC                                   1,133,610
 5,800         Stork NV                                                 258,657
 3,592         Unilever NV                                              252,068
 20,064        Wolters Kluwer                                           444,217
                   TOTAL NETHERLANDS                                   7,709,243
               NEW ZEALAND--0.1%
 55,900        Fisher & Paykel Appliances Holdings Ltd.                 133,940
 14,500        Telecom Corp. of New Zealand Ltd.                         56,345
                   TOTAL NEW ZEALAND                                    190,285
               NORWAY--0.9%
 2,800         Norsk Hydro ASA                                          343,655
 7,620         Orkla ASA                                                303,535
 9,750         Statoil ASA                                              268,203
 6,400    (1)  Tandberg Television ASA                                   92,114
 35,115        Telenor ASA                                              352,332
                   TOTAL NORWAY                                        1,359,839
               PORTUGAL--0.3%
 66,500        Banco Commercial Portugues SA                            194,746
 70,140        Energias de Portugal SA                                  230,975
                   TOTAL PORTUGAL                                       425,721
               SINGAPORE--1.0%
 10,000        Capitaland Ltd.                                           24,413
 11,000        City Developments Ltd.                                    57,980
 49,000        DBS Group Holdings Ltd.                                  495,407
 57,000        Keppel Corp. Ltd.                                        460,329
 12,000        Keppel Land Ltd.                                          28,112
141,000        MobileOne Ltd.                                           191,234
 11,000        Neptune Orient Lines Ltd.                                 16,886
 12,000        Overseas Chinese Banking Corp.                            50,305
 13,000        SembCorp Industries Ltd.                                  23,722
 3,000         Singapore Airlines Ltd.                                   26,262
 12,000        Singapore Press Holdings Ltd.                             31,811
 42,000        Singapore Telecommunication Ltd.                          65,767
 9,000         United Overseas Seas Bank Ltd.                            80,451
                   TOTAL SINGAPORE                                     1,552,679
               SOUTH AFRICA--0.4%
 17,600        Remgro Ltd.                                              360,162
 9,000         Telkom SA Ltd.                                           221,305
                   TOTAL SOUTH AFRICA                                   581,467
               SPAIN--4.0%
 66,800        Banco Bilbao Vizvaya Argentaria SA                      1,349,078
 73,200        Banco Santander Central Hispano SA                      1,053,156
 9,200         Ebro Puleva SA                                           155,393
 5,698         Fadesa Inmobiliaria SA                                   225,720
 27,420        Gestevision Telecinco SA                                 676,384
 18,072        Inditex SA                                               620,814
 17,800        Repsol YPF SA                                            482,558
121,192        Telefonica SA                                           1,849,666
                   TOTAL SPAIN                                         6,412,769
               SWEDEN--1.9%
 9,600         Atlas Copco AB                                           225,649
 7,800         Electrolux AB, Class B                                   208,504
 87,000        Ericsson Tel                                             313,902
 15,600        ForeningsSparbanken AB                                   444,740
 60,000        Nordea Bank AB                                           645,896
 5,400         SKF AB                                                    75,730
 22,300        Volvo AB                                                1,092,374
                   TOTAL SWEDEN                                        3,006,795
               SWITZERLAND--6.0%
 3,500         Baloise Holdings AG                                      221,753
 47,180        Credit Suisse Group                                     2,754,888
 2,168         Nestle SA                                                635,926
 2,200         Nobel Biocare AG Holding                                 499,042
 22,360        Novartis AG                                             1,227,793
 9,404         Richemont (CIE FIN)                                      427,739
 5,156         Roche Holding AG                                         814,668
 1,300         Swisscom AG                                              399,370
 1,800    (1)  Syngenta AG                                              228,793
 9,110         UBS AG                                                   990,488
 6,643    (1)  Zurich Financial Services AG                            1,454,918
                   TOTAL SWITZERLAND                                   9,655,378
               TURKEY---0.1%
 10,800        Tupras (T Petr Raf)                                      224,915
               UNITED KINGDOM--19.6%
198,883        ARM Holdings PLC                                         468,802
 15,900        Alliance & Leicester PLC                                 283,992
 21,000        Alliance Unichem PLC                                     314,749
 28,726        AstraZeneca PLC                                         1,391,038
 17,641        Aviva PLC                                                226,117
167,206        BAE Systems PLC                                         1,240,405
 24,100        BHP Billiton PLC                                         445,245
163,900        BP PLC                                                  1,971,066
108,900        BT Group PLC                                             398,121
171,900        Barclays PLC                                            1,837,917
 28,100        Bradford & Bingley PLC                                   207,583
108,215   (1)  British Airways PLC                                      627,115
 28,112        British America Tobacco PLC                              633,642
 89,400        British Insurance Holdings PLC                           148,705
106,200        British Sky Broadcasting PLC                             918,198
 43,600        Brown Group PLC                                          151,444
417,059        Corus Group PLC                                          517,508
114,200        DSG International PLC                                    356,549
 13,900        Dairy Crest Group PLC                                    122,157
 25,000        De La Rue PLC                                            206,809
 64,700        First Choice Holidays PLC                                282,861
 35,300        GKN PLC                                                  186,512
 75,707        GlaxoSmithKline PLC                                     1,936,736
104,946        HBOS PLC                                                1,845,517
 24,394        HSBC Holdings PLC                                        405,327
 17,600        Hanson PLC                                               203,204
319,951        Hays PLC                                                 747,065
 75,400        Imperial Chemical Industries PLC                         489,263
 32,197        Imperial Tobacco Group PLC                               957,695
 18,900        Johnson Matthey PLC                                      489,888
 11,199        Land Securities Group PLC                                335,703
 21,200        Lloyds TSB Group PLC                                     192,157
 9,300         Man Group PLC                                            338,173
 43,855        National Grid PLC                                        448,993
 15,205        Next Group PLC                                           468,771
 33,600        Northumbrian Water Group PLC                             144,953
102,100        O2 PLC                                                   362,363
 72,300        Old Mutual PLC                                           247,597
122,100        Pilkington PLC                                           338,857
 20,404        RIO Tinto PLC                                           1,040,683
 26,360        Reckitt Benckiser PLC                                    865,671
 59,300        Rolls Royce Group                                        457,847
168,500        Royal & Sun Alliance Insurance Group                     376,200
 20,900        Royal Bank of Scotland Group PLC, Edinburgh              646,951
 20,800        Royal Dutch Shell B Shares                               745,984
 61,800        Smith & Nephew PLC                                       613,477
 25,300        Tate & Lyle PLC                                          259,250
 20,200        Taylor Woodrom PLC                                       140,150
130,900        Tesco PLC                                                740,530
108,833        Tomkins PLC                                              593,910
 41,258        Unilever PLC                                             433,782
 25,300        United Business Media PLC                                293,231
 26,800        United Utilities PLC                                     322,774
 8,800         Viridian Group PLC                                       147,159
368,981        Vodafone Group PLC                                       774,572
                   TOTAL UNITED KINGDOM                               31,340,968
               UNITED STATES----7.0%
 10,400        Aracruz Celulose SA                                      408,096
 23,459   (1)  ASML Holding NV                                          529,939
 10,400        BP PLC                                                   752,024
 14,700        Chunghwa Telecom Co. Ltd.                                273,714
 10,752        Companhia de Bebidas Das Americas                        440,402
 9,000         Elec & Eltek International Co., Ltd.                      24,030
 10,000        HDFC Bank Ltd.                                           594,400
 8,100         Infosys Technologies Ltd.                                617,787
 6,800         Kookmin Bank                                             542,232
 30,100        Korea Electronic Power Corp.                             683,872
 12,300        Manulife Financial Corp.                                 749,685
 7,400         POSCO                                                    424,686
 6,300         Petroleo Brasileiro SA                                   543,060
 1,600         Samsung Electronics Co., Ltd.                            612,800
  200          Samsung Electronics Ltd.                                  76,600
 8,400         Sap Aktiengesellschaft                                   431,508
 4,900         State Bank of India Ltd.                                 226,234
 7,260         Suncor Energy Inc.                                       581,671
 3,100         Tatneft                                                  266,600
 11,100        Teva Pharmaceutical Industries Ltd.                      473,194
 5,100         Total SA                                                 705,484
 34,300        Vodafone Group PLC                                       724,074
 8,200         Wal-Mart de Mexico SA de CV                              476,625
                   TOTAL UNITED STATES                                11,158,717
                   TOTAL COMMON
                   STOCKS
                    (IDENTIFIED COST $130,678,188)                   158,776,035
          (2)  MUTUAL FUND--0.4%
626,172        MTB Prime Money Market Fund, Institutional Shares
               (AT NET ASSET VALUE)                                     626,172
                   TOTAL INVESTMENTS--99.6%
               ===================================================
                    (IDENTIFIED COST $131,304,360)(3)                159,402,207
                   OTHER ASSETS AND LIABILITIES---NET--0.4%              565,311
                   TOTAL NET ASSETS--100%                          $ 159,967,518

================================================================================

     1 Non-income producing.
     2 Affiliated company.
     3 At January 31, 2006, the cost of investments for federal tax purposes was $131,304,360. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $28,097,847. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,661,503 and net unrealized depreciation from investments for those securities having an excess of cost over value of $563,656.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.


Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.






MTB LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

   Shares          Description                                           Value

                   COMMON STOCKS--98.9%
                   AEROSPACE & DEFENSE--1.1%
   9,500           United Technologies Corp.                          $ 554,515
                   AIR FREIGHT & LOGISTICS--1.0%
   6,900           United Parcel Service, Inc.                          516,879
                   BEVERAGES--3.8%
   20,000          Coca-Cola Co.                                        827,600
   20,000          PepsiCo, Inc.                                       1,143,600
                       TOTAL BEVERAGES                                 1,971,200
                   BIOTECHNOLOGY--3.4%
   17,100    (1)   Amgen, Inc.                                         1,246,419
   5,500     (1)   Biogen Idec, Inc.                                    246,125
   4,500     (1)   Gilead Sciences, Inc.                                273,915
                       TOTAL BIOTECHNOLOGY                             1,766,459
                   CAPITAL MARKETS--1.9%
   2,800           Lehman Brothers Holdings, Inc.                       393,260
   9,500           Morgan Stanley                                       583,775
                       TOTAL CAPITAL MARKETS                            977,035
                   COMMERCIAL BANKS--2.5%
   14,500          Bank of America Corp.                                641,335
   8,500           Zions Bancorp                                        672,095
                       TOTAL COMMERCIAL BANKS                          1,313,430
                   COMMUNICATIONS EQUIPMENT--6.3%
   60,000    (1)   Cisco Systems, Inc.                                 1,114,200
   31,000    (1)   Corning, Inc.                                        754,850
   24,000          Motorola, Inc.                                       545,040
   18,000          Qualcomm, Inc.                                       863,280
                       TOTAL COMMUNICATIONS EQUIPMENT                  3,277,370
                   COMPUTERS & PERIPHERALS--4.3%
   3,000     (1)   Apple Computer, Inc.                                 226,530
   15,500    (1)   Dell, Inc.                                           454,305
   33,000    (1)   EMC Corp. Mass                                       442,200
   13,500          IBM Corp.                                           1,097,550
                       TOTAL COMPUTERS & PERIPHERALS                   2,220,585
                   CONSTRUCTION & ENGINEERING--0.5%
   3,000     (1)   Foster Wheeler Ltd.                                  147,750
   2,500     (1)   McDermott International, Inc.                        130,000
                       TOTAL CONSTRUCTION & ENGINEERING                 277,750
                   CONSUMER FINANCE--1.8%
   10,200          American Express Co.                                 534,990
   4,600           Capital One Financial Corp.                          383,180
                       TOTAL CONSUMER FINANCE                           918,170
                   ELECTRICAL EQUIPMENT--1.1%
   8,500           Rockwell Automation, Inc.                            561,595
                   ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
   10,000    (1)   Jabil Circuit, Inc.                                  404,000
                   ENERGY EQUIPMENT & SERVICES--4.1%
   10,500          ENSCO International, Inc.                            536,760
   9,000     (1)   Nabors Industries Ltd.                               731,250
   2,500           Schlumberger Ltd.                                    318,625
   12,500    (1)   Weatherford International Ltd.                       559,750
                       TOTAL ENERGY EQUIPMENT & SERVICES               2,146,385
                   FOOD & STAPLES RETAILING--3.0%
   17,500          Sysco Corp.                                          536,900
   22,300          Wal-Mart Stores, Inc.                               1,028,253
                       TOTAL FOOD & STAPLES RETAILING                  1,565,153
                   FOOD PRODUCTS--1.0%
   5,300           General Mills, Inc.                                  257,633
   8,700           McCormick & Co., Inc.                                262,827
                       TOTAL FOOD PRODUCTS                              520,460
                   HEALTH CARE EQUIPMENT & SUPPLIES--4.2%
   11,000    (1)   Kinetic Concepts, Inc.                               398,090
   13,500          Medtronic, Inc.                                      762,345
   8,000     (1)   Varian Medical Systems, Inc.                         481,680
   8,000     (1)   Zimmer Holdings, Inc.                                551,600
                       TOTAL HEALTH CARE EQUIPMENT & SUPPLIES          2,193,715
                   HEALTH CARE PROVIDERS & SERVICES--3.5%
   7,800     (1)   Caremark Rx, Inc.                                    384,540
   4,400     (1)   Express Scripts, Inc., Class A                       401,676
   10,000          Quest Diagnostic, Inc.                               494,300
   8,800           UnitedHealth Group, Inc.                             522,896
                       TOTAL HEALTH CARE PROVIDERS & SERVICES          1,803,412
                   HOUSEHOLD PRODUCTS--4.5%
   6,500           Colgate-Palmolive Co.                                356,785
   33,000          Procter & Gamble Co.                                1,954,590
                       TOTAL HOUSEHOLD PRODUCTS                        2,311,375
                   INDUSTRIAL CONGLOMERATES--4.2%
   6,800           3M Co.                                               494,700
   51,000          General Electric Co.                                1,670,250
                       TOTAL INDUSTRIAL CONGLOMERATES                  2,164,950
                   INSURANCE--2.8%
   6,700           Ambac Financial Group, Inc.                          514,627
   13,900          American International Group, Inc.                   909,894
                       TOTAL INSURANCE                                 1,424,521
                   INTERNET & CATALOG RETAIL--0.8%
   9,500     (1)   eBay, Inc.                                           409,450
                   INTERNET SOFTWARE & SERVICES--0.4%
   6,000     (1)   Yahoo, Inc.                                          206,040
                   MACHINERY--2.1%
   9,000           Caterpillar, Inc.                                    611,100
   12,500          Graco, Inc.                                          502,250
                       TOTAL MACHINERY                                 1,113,350
                   MEDIA--1.0%
   29,000          Time Warner, Inc.                                    508,370
                   MULTILINE RETAIL--1.5%
   14,000          Target Corp.                                         766,500
                   OIL, GAS & CONSUMABLE FUELS--10.3%
   3,000           Burlington Resources, Inc.                           273,780
   12,500          Chevron Corp.                                        742,250
   9,000           ConocoPhillips                                       582,300
   3,200           EOG Resources, Inc.                                  270,528
   43,000          Exxon Mobil Corp.                                   2,698,250
   3,000           Peabody Energy Corp.                                 298,530
   9,500           XTO Energy, Inc.                                     466,260
                       TOTAL OIL, GAS & CONSUMABLE FUELS               5,331,898
                   PERSONAL PRODUCTS--0.5%
   7,700           Estee Lauder Cos., Inc., Class A                     280,819
                   PHARMACEUTICALS--10.8%
   8,500           Abbott Laboratories                                  366,775
   5,000           Eli Lilly & Co.                                      283,100
   33,000          Johnson & Johnson                                   1,898,820
   9,500           Novartis AG, ADR                                     524,020
   68,000          Pfizer, Inc.                                        1,746,240
   16,500          Wyeth                                                763,125
                       TOTAL PHARMACEUTICALS                           5,582,080
                   SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.2%
   10,000    (1)   Advanced Micro Devices, Inc.                         418,600
   29,600          Intel Corp.                                          629,592
   8,000     (1)   International Rectifier Corp.                        290,960
   11,700          Texas Instruments, Inc.                              341,991
                       TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS        1,681,143
                   SOFTWARE--5.9%
   4,500     (1)   Electronic Arts, Inc.                                245,610
   90,000          Microsoft Corp.                                     2,533,500
   20,500    (1)   Oracle Corp.                                         257,685
                       TOTAL SOFTWARE                                  3,036,795
                   SPECIALTY RETAIL--3.8%
   6,200     (1)   Bed Bath & Beyond, Inc.                              231,942
   2,900           Best Buy Co., Inc.                                   146,914
   27,800          Home Depot, Inc.                                    1,127,290
   7,500           Lowe's Cos., Inc.                                    476,625
                       TOTAL SPECIALTY RETAIL                          1,982,771
                   TEXTILES, APPAREL & LUXURY GOODS--1.0%
   7,700     (1)   Coach, Inc.                                          276,815
   2,900           Nike, Inc., Class B                                  234,755
                       TOTAL TEXTILES, APPAREL & LUXURY GOODS           511,570
                   TOBACCO--1.8%
   13,000          Altria Group, Inc.                                   940,420
                       TOTAL COMMON STOCKS
                   -------------------------------------------------
                       (IDENTIFIED COST $46,835,420)                   1,240,165

                   MUTUAL FUND--1.0%
  522,804    (2)   MTB Prime Money Market Fund, Institutional Shares
                   (AT NET ASSET VALUE)                                 522,804
                       TOTAL INVESTMENTS--99.9%
                   =================================================
                       (IDENTIFIED COST $47,358,224)(3)                1,762,969
                       OTHER ASSETS AND LIABILITIES - NET--0.1%          37,304
                       TOTAL NET ASSETS -100%                         $1,800,273

================================================================================

     1 Non-income producing security.
     2 Affiliated company.
     3 The cost of investments for federal tax purposes amounts to $47,358,224.
       The net unrealized appreciation of investments for federal tax purposes was $4,404,745. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,927,837 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,523,092.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronym is used throughout this portfolio:

ADR         --American Depositary Receipt







MTB LARGE CAP STOCK FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

    Shares         Description                                           Value

                   COMMON STOCKS--94.0%
                   AEROSPACE & DEFENSE--1.4%
    78,359         Lockheed Martin Corp.                             $ 5,300,986
                   AIR FREIGHT & LOGISTICS--1.2%
    58,895         United Parcel Service, Inc.                         4,411,824
                   BEVERAGES--2.1%
    94,700         Coca-Cola Co.                                       3,918,686
    64,419         PepsiCo, Inc.                                       3,683,478
                       TOTAL BEVERAGES                                 7,602,164
                   BIOTECHNOLOGY--1.9%
    57,868    (1)  Amgen, Inc.                                         4,217,998
    61,700    (1)  Biogen Idec, Inc.                                   2,761,075
                       TOTAL BIOTECHNOLOGY                             6,979,073
                   BUILDING PRODUCTS--1.2%
   146,925         Masco Corp.                                         4,356,326
                   CAPITAL MARKETS--3.4%
   100,489         Bank of New York Co., Inc.                          3,196,555
    37,250         Lehman Brothers Holdings, Inc.                      5,231,763
    67,200         Morgan Stanley                                      4,129,440
                       TOTAL CAPITAL MARKETS                          12,557,758
                   COMMERCIAL BANKS--3.7%
   215,356         Bank of America Corp.                               9,525,196
    51,600         Zions Bancorp                                       4,080,012
                       TOTAL COMMERCIAL BANKS                         13,605,208
                   COMMUNICATIONS EQUIPMENT--3.8%
   296,205    (1)  Cisco Systems, Inc.                                 5,500,527
   111,850         Harris Corp.                                        5,193,196
    68,387         Qualcomm, Inc.                                      3,279,841
                       TOTAL COMMUNICATIONS EQUIPMENT                 13,973,564
                   COMPUTERS & PERIPHERALS--2.1%
    62,887    (1)  Dell, Inc.                                          1,843,218
    70,403         IBM Corp.                                           5,723,764
                       TOTAL COMPUTERS & PERIPHERALS                   7,566,982
                   CONSTRUCTION & ENGINEERING--0.5%
    38,600    (1)  Foster Wheeler Ltd.                                 1,901,050
                   CONSUMER FINANCE--1.1%
    49,690         Capital One Financial Corp.                         4,139,177
                   DIVERSIFIED CONSUMER SERVICES--1.4%
   101,050    (1)  Laureate Education, Inc.                            5,264,705
                   DIVERSIFIED FINANCIAL SERVICES--4.9%
   104,987         CIT Group, Inc.                                     5,600,007
   269,995         Citigroup, Inc.                                    12,576,367
                       TOTAL DIVERSIFIED FINANCIAL SERVICES           18,176,374
                   ELECTRICAL EQUIPMENT--2.0%
   110,800         Rockwell Automation, Inc.                           7,320,556
                   ENERGY EQUIPMENT & SERVICES--2.6%
   116,700         ENSCO International, Inc.                           5,965,704
    46,458    (1)  Nabors Industries Ltd.                              3,774,712
                       TOTAL ENERGY EQUIPMENT & SERVICES               9,740,416
                   FOOD & STAPLES RETAILING--2.5%
   168,550         Sysco Corp.                                         5,171,114
    84,421         Wal-Mart Stores, Inc.                               3,892,652
                       TOTAL FOOD & STAPLES RETAILING                  9,063,766
                   FOOD PRODUCTS--1.6%
    68,716         General Mills, Inc.                                 3,340,285
    85,100         McCormick & Co., Inc.                               2,570,871
                       TOTAL FOOD PRODUCTS                             5,911,156
                   HEALTH CARE EQUIPMENT & SUPPLIES--4.2%
    80,100    (1)  Kinetic Concepts, Inc.                              2,898,819
    66,703         Medtronic, Inc.                                     3,766,718
    68,500    (1)  Varian Medical Systems, Inc.                        4,124,385
    67,650    (1)  Zimmer Holdings, Inc.                               4,664,468
                       TOTAL HEALTH CARE EQUIPMENT & SUPPLIES         15,454,390
                   HEALTH CARE PROVIDERS & SERVICES--4.4%
   110,100    (1)  Caremark Rx, Inc.                                   5,427,930
    46,744    (1)  Express Scripts, Inc., Class A                      4,267,260
    72,600         Quest Diagnostic, Inc.                              3,588,618
    47,070         UnitedHealth Group, Inc.                            2,796,899
                       TOTAL HEALTH CARE PROVIDERS & SERVICES         16,080,707
                   HOTELS, RESTAURANTS & LEISURE--2.5%
    71,443         Carnival Corp.                                      3,697,890
   120,807         Outback Steakhouse, Inc.                            5,584,908
                       TOTAL HOTELS, RESTAURANTS & LEISURE             9,282,798
                   HOUSEHOLD PRODUCTS--1.2%
    71,879         Procter & Gamble Co.                                4,257,393
                   INDUSTRIAL CONGLOMERATES--5.3%
    63,825         3M Co.                                              4,643,269
   450,706         General Electric Co.                               14,760,621
                       TOTAL INDUSTRIAL CONGLOMERATES                 19,403,890
                   INSURANCE--4.0%
    35,807         Allstate Corp.                                      1,863,754
   130,732         American International Group, Inc.                  8,557,717
    91,500         Cincinnati Financial Corp.                          4,166,910
                       TOTAL INSURANCE                                14,588,381
                   INTERNET & CATALOG RETAIL--0.6%
    54,500    (1)  eBay, Inc.                                          2,348,950
                   MEDIA--1.3%
   178,149    (1)  Comcast Corp., Class A                              4,956,105
                   OIL, GAS & CONSUMABLE FUELS--9.1%
   166,563         Chevron Corp.                                       9,890,511
    87,500         ConocoPhillips                                      5,661,250
    53,500         Devon Energy Corp.                                  3,649,235
   159,492         Exxon Mobil Corp.                                  10,008,123
    42,800         Peabody Energy Corp.                                4,259,028
                       TOTAL OIL, GAS & CONSUMABLE FUELS              33,468,147
                   PERSONAL PRODUCTS--1.6%
   158,208         Estee Lauder Cos., Inc., Class A                    5,769,846
                   PHARMACEUTICALS--7.1%
   173,700         Johnson & Johnson                                   9,994,698
    91,605         Novartis AG, ADR                                    5,052,932
   226,254         Pfizer, Inc.                                        5,810,203
   114,296         Wyeth                                               5,286,190
                       TOTAL PHARMACEUTICALS                          26,144,023
                   REAL ESTATE--0.4%
    24,882         St. Joe Co.                                         1,578,763
                   SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.9%
   109,800    (1)  Advanced Micro Devices, Inc.                        4,596,228
   210,000         Intel Corp.                                         4,466,700
   150,022    (1)  International Rectifier Corp.                       5,456,300
                       TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS       14,519,228
                   SOFTWARE--4.1%
   282,000    (1)  Activision, Inc.                                    4,043,880
    60,831    (1)  Electronic Arts, Inc.                               3,320,156
   276,601         Microsoft Corp.                                     7,786,318
                       TOTAL SOFTWARE                                 15,150,354
                   SPECIALTY RETAIL--4.4%
    70,677         Home Depot, Inc.                                    2,865,952
   236,300         PetSmart, Inc.                                      5,921,678
   165,150         Ross Stores, Inc.                                   4,706,775
   122,076         Staples, Inc.                                       2,894,422
                       TOTAL SPECIALTY RETAIL                         16,388,827
                   THRIFTS & MORTGAGE FINANCE--1.1%
    59,860         Federal Home Loan Mortgage Corp.                    4,062,100
                   TOBACCO--1.4%
    71,200         Altria Group, Inc.                                  5,150,608
                       TOTAL COMMON
                       STOCKS
                       (IDENTIFIED COST $283,158,473)                346,475,595

                   MUTUAL FUNDS--5.4%
  16,487,362  (2)  MTB Prime Money Market Fund, Institutional Shares  16,487,362
  3,508,837   (2)  MTB Money Market Fund                               3,508,837
     107           SSGA Money Market Fund                                 107
                       TOTAL MUTUAL
                       FUNDS
                       (AT NET ASSET VALUE)                            9,996,306
                       TOTAL INVESTMENTS -
                       99.4%
                       (IDENTIFIED COST $303,154,779)(3)             366,471,901
                       OTHER ASSETS AND LIABILITIES - NET - 0.6%       2,220,017
                       TOTAL NET ASSETS - 100%                      $368,691,918

1    Non-income producing security.

2    Affiliated company.

3 The cost of investments for federal tax purposes amounts to $303,154,779. The net unrealized appreciation of investments for federal tax purposes was $63,317,122. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $70,247,340 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,930,218.

================================================================================

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.


Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:

ADR         --American Depositary Receipt






MTB LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

    Shares                                                                 Value

                   COMMON STOCKS--89.4%
                  AEROSPACE & DEFENSE--7.1%
  54,205          Lockheed Martin Corp.                              $ 3,666,968
  56,500          Northrop Grumman Corp.                               3,510,345
  62,000          Raytheon Co.                                         2,540,140
                      TOTAL AEROSPACE & DEFENSE                        9,717,453
                  CAPITAL MARKET--1.0%
  11,300          S&P Depositary Receipts Trust                        1,440,750
                  COMMERCIAL BANKS--4.7%
  45,100          Wachovia Corp.                                       2,472,833
  63,600          Wells Fargo & Co.                                    3,966,096
                      TOTAL COMMERCIAL BANKS                           6,438,929
                  COMMERCIAL SERVICES & SUPPLIES--2.8%
  89,700          Pitney Bowes, Inc.                                   3,833,778
                  COMMUNICATIONS EQUIPMENT--1.6%
  96,700          Motorola, Inc.                                       2,196,057
                  DIVERSIFIED FINANCIAL SERVICES--3.8%
  52,800          Citigroup, Inc.                                      2,459,424
  67,900          J.P. Morgan Chase & Co.                              2,699,025
                      TOTAL DIVERSIFIED FINANCIAL SERVICES             5,158,449
                  DIVERSIFIED TELECOMMUNICATION SERVICES--3.0%
  93,100          AT&T, Inc.                                           2,415,945
  56,100          Verizon Communications                               1,776,126
                      TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES     4,192,071
                  ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
  52,440     (1)  Agilent Technologies, Inc.                           1,778,240
                  FOOD PRODUCTS--0.8%
  75,600          Tyson Foods, Inc., Class A                           1,083,348
                  HEALTH CARE PROVIDER & SERVICES--1.8%
  25,700          Aetna, Inc.                                          2,487,760
                  HOUSEHOLD PRODUCTS--2.5%
  58,900          Kimberly-Clark Corp.                                 3,364,368
                  INSURANCE--6.8%
  55,800          AON Corp.                                            1,909,476
  70,000          Genworth Financial, Inc., Class A                    2,293,200
  33,000          Hartford Financial Services Group, Inc.              2,713,590
  42,700          Radian Group, Inc.                                   2,443,721
                      TOTAL INSURANCE                                  9,359,987
                  MACHINERY--1.8%
  62,400          Ingersoll-Ran Co., Class A                           2,450,448
                  MEDIA--7.3%
  86,000          CBS Corp. (New)                                      2,247,180
  48,800     (1)  Comcast Corp., Class A                               1,352,736
 236,800     (1)  Liberty Media Corp., Class A                         1,979,648
 105,500     (1)  Viacom, Inc., Class B                                4,376,140
                      TOTAL MEDIA                                      9,955,704
                  METALS & MINING--5.3%
 120,500          Barrick Gold Corp.                                   3,790,930
  19,400          POSCO, ADR                                           1,113,366
  11,700          Rio Tinto PLC, ADR                                   2,398,617
                      TOTAL METALS & MINING                            7,302,913
                  MULTI-UTILITIES--1.4%
  26,200          Dominion Resources, Inc.                             1,978,886
                  OIL, GAS & CONSUMABLE FUELS--11.3%
  20,600          Burlington Resources, Inc.                           1,879,956
  30,000          ConocoPhillips                                       1,941,000
  65,995          Kerr-McGee Corp.                                     7,285,188
  96,000          Noble Energy, Inc.                                   4,442,880
                      TOTAL OIL, GAS & CONSUMABLE FUELS               15,549,024
                  PAPER & FOREST PRODUCTS--1.0%
  42,500          International Paper Co.                              1,386,775
                  ROAD & RAIL--2.3%
  35,300          Union Pacific Corp.                                  3,122,638
                  SOFTWARE--5.9%
 187,600          Computer Associates International, Inc.              5,121,480
 103,700          Microsoft Corp.                                      2,919,155
                      TOTAL SOFTWARE                                   8,040,635
                  THRIFTS & MORTGAGE FINANCE--8.1%
 139,800          Countrywide Financial Corp.                          4,674,912
  77,800          Federal National Mortgage Association                4,507,732
  29,400          MGIC Investment Corp.                                1,940,694
                      TOTAL THRIFTS & MORTGAGE FINANCE                11,123,338
                  TOBACCO--6.0%
  67,300          Altria Group, Inc.                                   4,868,482
  34,500          Loews Corp.                                          3,404,805
                      TOTAL TOBACCO                                    8,273,287
                  WIRELESS TELECOMMUNICATION SERVICES--1.8%
 106,000          Sprint Nextel Corp.                                  2,426,340
                      TOTAL COMMON STOCKS (IDENTIFIED COST
                      $106,847,842)                                  122,661,178

                  MUTUAL FUND--10.4%(2)
14,272,479        MTB Prime Money Market Fund, Institutional Shares
                  (AT NET ASSET VALUE)                                14,272,479
                      TOTAL
                      INVESTMENTS--99.8%
                       (IDENTIFIED COST $121,120,321)(3)             136,933,657
                      OTHER ASSETS AND LIABILITIES---NET-0.2%            327,318
                      TOTAL NET ASSETS---100%                      $ 137,260,975

================================================================================

     1 Non-income producing security.
     2 Affiliated company.
     3 The cost of investments for federal tax purposes amounts to $121,120,321.
       The net unrealized appreciation of investments for federal tax purposes was $15,813,336. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,800,623 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,987,287.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuations - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:

ADR         --American Depositary Receipt





MTB MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)


     Shares             Description                                                     Value
                 (1)
                        MUTUAL FUNDS--100.2%
                        EQUITY FUNDS--92.7%
    497,260             MTB International Equity Fund, Institutional I
                        Shares                                                 $      5,624,012
    626,849             MTB Large Cap Growth Fund, Institutional I Shares             5,158,966
    808,815             MTB Large Cap Stock Fund, Institutional I Shares              6,818,315
    242,394             MTB Large Cap Value Fund, Institutional I Shares              2,928,114
     56,051             MTB Mid Cap Growth Fund, Institutional I Shares                899,063
    111,938             MTB Mid Cap Stock Fund, Institutional I Shares                1,787,656
     47,489             MTB Small Cap Growth Fund, Institutional I Shares              958,333
    320,996             MTB Small Cap Stock Fund, Institutional I Shares              3,081,559
                            TOTAL EQUITY FUNDS                                 $      27,256,018
                        FIXED INCOME FUNDS--4.8%
     86,607             MTB Short-Term Corporate Bond Fund, Institutional
                        I Shares                                                       844,414
     60,783             MTB U.S. Government Bond Fund, Institutional I
                        Shares                                                         563,458
                            TOTAL FIXED INCOME FUNDS                           $      1,407,872
                        MONEY MARKET FUND--2.7%
    806,047             MTB Prime Money Market Fund, Institutional Shares              806,047
                            TOTAL INVESTMENTS-100.2%
                        ===================================================
                            (IDENTIFIED COST $28,730,162)(2)                   $      29,469,937
                            OTHER ASSETS AND LIABILITIES-NET-(0.2)%            $       (55,391)
                            TOTAL NET ASSETS-100%                              $      29,414,546

1    Affiliated company.

2 At January 31, 2006, the cost of investments for federal tax purposes was $28,730,162. The net unrealized appreciation of investments for federal tax purposes was $739,775. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $970,571 and net unrealized depreciation from investments for those securities having an excess of cost over value of $230,796.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuations - The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value.




Microsoft Word 11.0.6359;




MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

  Shares         Description                                                    Value
            (1)
                 MUTUAL FUNDS--100.3%
                 EQUITY FUNDS--26.9%
  37,863         MTB Equity Income Fund, Institutional I Shares         $      307,447
  71,387         MTB International Equity Fund, Institutional I
                 Shares                                                        807,387
  145,253        MTB Large Cap Stock Fund, Institutional I Shares             1,224,483
  77,354         MTB Large Cap Value Fund, Institutional I Shares              934,432
  85,657         MTB Small Cap Stock Fund, Institutional I Shares              822,311
                     TOTAL EQUITY FUNDS                                 $     4,096,060
                 FIXED INCOME FUNDS--66.1%
  155,710        MTB Intermediate-Term Bond Fund, Institutional I
                 Shares                                                       1,525,957
  432,102        MTB Short Duration Government Bond Fund,
                 Institutional I Shares                                       4,117,935
  234,729        MTB Short-Term Corporate Bond Fund, Institutional
                 I Shares                                                     2,288,609
  230,238        MTB U.S. Government Bond Fund, Institutional I
                 Shares                                                       2,134,304
                     TOTAL FIXED INCOME FUNDS                           $    10,066,805
                 MONEY MARKET FUND--7.3%
 1,119,922       MTB Prime Money Market Fund, Institutional Shares      $     1,119,922
                     TOTAL INVESTMENTS --- 100.3%
                     (IDENTIFIED COST $15,464,744)(2)                   $    15,282,787
                     OTHER ASSETS AND LIABILITIES --- NET --- (0.3)%    $     (47,512)
                     TOTAL NET ASSETS --- 100%                          $    15,235,275

================================================================================

     1 Affiliated company.
     2 At January 31, 2006, the cost of investments for federal tax purposes was $15,464,744. The net unrealized depreciation of investments for federal tax purposes was $181,957. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $80,703 and net unrealized depreciation from investments for those securities having an excess of cost over value of $262,660.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuations - The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value.





MTB MANAGED ALLOCATION FUND - MODERATE GROWTH
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

     Shares           Description                                                      Value
                (1)
                      MUTUAL FUNDS--100.2%
                      EQUITY FUNDS--64.8%
    603,073           MTB International Equity Fund, Institutional I
                      Shares                                                  $      6,820,754
    792,549           MTB Large Cap Growth Fund, Institutional I Shares              6,522,680
   1,457,144          MTB Large Cap Stock Fund, Institutional I Shares               12,283,722
    381,195           MTB Large Cap Value Fund, Institutional I Shares               4,604,839
    127,393           MTB Mid Cap Growth Fund, Institutional I Shares                2,043,378
    211,073           MTB Mid Cap Stock Fund, Institutional I Shares                 3,370,830
    106,324           MTB Small Cap Growth Fund, Institutional I Shares              2,145,614
    434,163           MTB Small Cap Stock Fund, Institutional I Shares               4,167,966
                          TOTAL EQUITY FUNDS                                  $      41,959,783
                      FIXED INCOME FUNDS--31.8%
    526,159           MTB Intermediate-Term Bond Fund, Institutional I
                      Shares                                                         5,156,359
    462,694           MTB Short-Term Corporate Bond Fund, Institutional
                      I Shares                                                       4,511,269
    675,992           MTB Short Duration Government Bond Fund,
                      Institutional I Shares                                         6,442,208
    486,252           MTB U.S. Government Bond Fund, Institutional I
                      Shares                                                         4,507,554
                          TOTAL FIXED INCOME FUNDS                            $      20,617,390
                      MONEY MARKET FUND--3.6%
   2,359,425          MTB Prime Money Market Fund, Institutional Shares       $      2,359,425
                          TOTAL INVESTMENTS --- 100.2%
                          (IDENTIFIED COST $64,342,488)(2)                    $      64,936,598
                          OTHER ASSETS AND LIABILITIES --- NET --- (0.2)%     $      (151,062)
                          TOTAL NET ASSETS --- 100%                           $      64,785,536

================================================================================

     1 Affiliated company.
     2 At January 31, 2006, the cost of investments for federal tax purposes amounts to $64,342,488. The net unrealized appreciation of investments for federal tax purposes was $594,110. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,401,583 and net unrealized depreciation from investments for those securities having an excess of cost over value of $807,473.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuations - The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value







MTB MARYLAND MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

      Principal
        Amount            Description                                                     Value

                  (1)     MUNICIPAL BONDS--98.2%
                          DISTRICT OF COLUMBIA--0.9%
                          TRANSPORTATION - 0.9%
                  Washington, DC Metro Area Transit Authority,
                          Refunding Revenue Bonds, 5.00% (MBIA Insurance
  $   1,000,000           Corp. INS)/(Original Issue Yield: 3.55%), 1/1/2012     $      1,076,460
                          MARYLAND--90.9%
                          DEVELOPMENT-2.5%
                   Maryland State Economic Development Corp.,
       820,000            7.125%, 4/1/2019                                               877,318
                          Maryland State Economic Development Corp., 8.25%,
      1,000,000           11/1/2026                                                      980,370
                          Maryland State IDFA, 5.10% (National Aquarium in
                          Baltimore, Inc.)/(Original Issue Yield: 5.21%),
      1,000,000           11/1/2022                                                     1,044,110
                          TOTAL DEVELOPMENT                                             2,901,798
                          EDUCATION-2.7%
                   Maryland State Health & Higher Educational
                   Facilities Authority, 6.00% (Original Issue
       250,000            Yield: 6.05%), 7/1/2020                                        261,245
                   Maryland State Health & Higher Educational
                   Facilities Authority, 6.00% (Original Issue
      1,500,000           Yield: 6.146%), 7/1/2031                                      1,557,210
                          New Baltimore, MD Board School Commerce, Revenue
                   Bonds, 5.00% (Original Issue Yield: 5.05%),
      1,135,000           11/1/2013                                                     1,202,987
                          TOTAL EDUCATION                                               3,021,442
                          GENERAL-11.0%
                          Anne Arundel County, MD, Refunding Revenue Bonds
      2,200,000           National Business Park Project, 5.125%, 7/1/2028              2,333,342
                          Baltimore County, MD Convention Center, Refunding
                          Revenue Bond, 5.375% (MBIA Insurance Corp. INS),
      2,910,000           9/1/2011                                                      3,100,343
                          Baltimore, MD, Refunding Revenue Bond, (Series
                   A), 5.75% (FSA INS)/(Original Issue Yield:
      3,000,000           5.80%), 7/1/2030                                              3,286,110
                          Baltimore, MD, Refunding Revenue Bonds, 5.25%
      1,000,000           (FGIC INS), 7/1/2017                                          1,111,210
                          Maryland State Stadium Authority, 5.50% (AMBAC
      1,000,000           INS)/(Original Issue Yield: 5.55%), 3/1/2012                  1,011,860
                          Montgomery County, MD Revenue Authority Lease,
      1,330,000           Revenue Bonds, 5.00%, 4/1/2013                                1,430,974
                          Montgomery County, MD Special Obligation, Special
                          Tax, 5.375% (Radian Group, Inc. INS)/(Original
       250,000            Issue Yield: 5.48%), 7/1/2020                                  265,170
                          TOTAL GENERAL                                                12,539,009
                          GENERAL OBLIGATION-20.7%
                          Anne Arundel County, MD, GO UT, 5.00% (Original
      1,000,000           Issue Yield: 3.86%), 3/1/2016                                 1,076,260
      2,000,000           Anne Arundel County, MD, GO, 6.00%, 9/1/2006                  2,032,180
                   Frederick County, MD, Refunding UT GO Bonds
      2,080,000           (Series A), 5.25%, 7/1/2013                                   2,275,104
      1,000,000           Harford County, MD, GO UT, 5.50%, 12/1/2008                   1,057,760
      1,480,000           Howard County, MD, GO UT, 5.25%, 8/15/2016                    1,618,602
      1,800,000           Howard County, MD, 5.25%, 8/15/2015                           1,955,610
       125,000            Howard County, MD, 5.25%, 8/15/2015                            136,706
      2,000,000           Maryland State, 5.50%, 3/1/2013                               2,233,680
                          Montgomery County, MD, GO UT, 5.60% (Original
      2,000,000           Issue Yield: 5.70%), 1/1/2016                                 2,180,240
                          Prince Georges County, MD, Consolidated Public
      1,945,000           Improvement GO UT PRF, 5.50% (FSA INS), 10/1/2010             2,104,937
                          Prince Georges County, MD, Consolidated Public
                          Improvement GO UT Unrefunded, 5.50% (FSA INS),
        55,000            10/1/2010                                                      59,374
                          Queen Annes County, MD, 5.00% (MBIA Insurance
      1,000,000           Corp. INS), 11/15/2016                                        1,090,360
                          Queen Annes County, MD, Public Facility, 6.00%
                    (FGIC INS)/(Original Issue Yield: 5.25%),
      1,000,000           11/15/2008                                                    1,056,260
                          St. Mary's County, MD, GO UT, 5.00% (Original
      1,000,000           Issue Yield: 5.00%), 10/1/2021                                1,066,240
                          St. Mary's County, MD, GO UT Refunding Bonds,
      2,255,000           5.00%, 10/1/2018                                              2,412,850
                          Washington Suburban Sanitation District, MD, GO
      1,000,000           UT, 6.00%, 6/1/2018                                           1,199,100
                          TOTAL GENERAL OBLIGATION                                     23,555,263
                          HIGHER EDUCATION-12.2%
                   Frederick County, MD, Revenue Bonds, 5.75%
      1,000,000           (Original Issue Yield: 5.88%), 9/1/2025                       1,042,040
                          Maryland State Economic Development Corp., 5.60%,
      1,205,000           6/1/2010                                                      1,257,200
                          Maryland State Economic Development Corp., 6.00%
      1,000,000           (Original Issue Yield: 6.054%), 6/1/2019                      1,049,290
                   Maryland State Health & Higher Educational
                   Facilities Authority, 5.125% (Johns Hopkins
                   University)/(Original Issue Yield: 5.54%),
      2,000,000           7/1/2020                                                      2,109,740
                   Maryland State Health & Higher Educational
                   Facilities Authority, 5.25% (Johns Hopkins
                   University)/(Original Issue Yield: 5.52%),
      2,000,000           7/1/2017                                                      2,117,400
                          Maryland State Health & Higher Educational Facilities
                          Authority, (Series A), 5.375% (Loyola College in
                          Maryland, Inc.)/(MBIA Insurance Corp.
       950,000            INS)/(Original Issue Yield: 5.45%), 10/1/2011                  982,177
                          St. Mary's College, MD, Refunding Revenue Bond
                          Academic and Auxiliary Fee (Series A), 4.50% (AMBAC
                          INS)/(Original Issue Yield: 4.65%),
      2,250,000           9/1/2030                                                      2,244,938
                          St. Mary's College, MD, Refunding Revenue Bonds,
                          5.25% (MBIA Insurance Corp. INS)/(Original Issue
      1,000,000           Yield: 5.30%), 9/1/2027                                       1,039,750
                  University of Maryland, Auxiliary Facility &
                   Tuition Refunding Revenue Bonds (Series A),
      1,000,000           5.00%, 4/1/2009                                               1,049,910
                          University of Maryland, Revenue Bonds, 5.25%,
      1,000,000           10/1/2011                                                     1,064,460
                          TOTAL HIGHER EDUCATION                                       13,956,905
                          MEDICAL-29.6%
                          Maryland State Economic Development Corp., 4.65%
                          (GNMA Collateralized Home Mortgage Program COL),
       335,000            12/20/2008                                                     341,837
                   Maryland State Health & Higher Educational
                          Facilities Authority, (Series A) Revenue Bonds,
                          5.25% (Medlantic/Helix Parent, Inc.)/(FSA INS),
      1,175,000           8/15/2012                                                     1,238,086
                   Maryland State Health & Higher Educational
                          Facilities Authority, (Series A), 4.75% (Original
      1,000,000           Issue Yield: 4.90%), 11/1/2014                                1,027,140
                          Maryland State Health & Higher Educational
                          Facilities Authority, (Series B), 5.00% (AMBAC
      1,740,000           INS)/(Original Issue Yield: 3.84%), 7/1/2015                  1,871,474
                          Maryland State Health & Higher Educational
                          Facilities Authority, (Series B), 5.00% (AMBAC
       250,000            INS)/(Original Issue Yield: 4.59%), 7/1/2024                   263,293
                   Maryland State Health & Higher Educational
      1,000,000           Facilities Authority, 4.80%, 10/1/2028                        1,000,140
                          Maryland State Health & Higher Educational
                          Facilities Authority, 5.00% (AMBAC INS)/(Original
      2,500,000           Issue Yield: 5.27%), 7/1/2027                                 2,712,425
                   Maryland State Health & Higher Educational
                          Facilities Authority, 5.00% (Frederick Memorial
      2,500,000           Hospital)/(Original Issue Yield: 5.20%), 7/1/2022             2,575,225
                   Maryland State Health & Higher Educational
                   Facilities Authority, 5.00% (Johns Hopkins
      1,465,000           Hospital), 5/15/2013                                          1,545,780
                          Maryland State Health & Higher Educational
                          Facilities Authority, 5.00% (MBIA Insurance Corp.
      1,500,000           INS)/(Original Issue Yield: 5.17%), 7/1/2019                  1,558,020
                   Maryland State Health & Higher Educational
                          Facilities Authority, 5.00% (Mercy Ridge, Inc.),
      2,000,000           4/1/2008                                                      2,022,760
                   Maryland State Health & Higher Educational
                   Facilities Authority, 5.00% (Original Issue
      1,000,000           Yield: 5.20%), 7/1/2008                                       1,001,190
                   Maryland State Health & Higher Educational
                   Facilities Authority, 5.00% (University of
      1,000,000           Maryland Medical System), 7/1/2012                            1,043,640
                   Maryland State Health & Higher Educational
      2,000,000           Facilities Authority, 5.25% (FSA INS), 8/15/2011              2,114,480
                   Maryland State Health & Higher Educational
                          Facilities Authority, 5.25% (FSA INS)/(Original
      1,585,000           Issue Yield: 5.35%), 7/1/2020                                 1,708,820
                   Maryland State Health & Higher Educational
                   Facilities Authority, 5.50% (Howard County
                  General Hospital, MD)/(Original Issue Yield:
       845,000            5.68%), 7/1/2013                                               872,564
                   Maryland State Health & Higher Educational
                   Facilities Authority, 5.625% (Mercy Medical
      2,000,000           Center)/(Original Issue Yield: 5.80%), 7/1/2031               2,068,640
                   Maryland State Health & Higher Educational
                   Facilities Authority, 5.80% (Original Issue
      1,135,000           Yield: 5.93%), 1/1/2032                                       1,194,656
                          Maryland State Health & Higher Educational
                          Facilities Authority, 6.00% (Carroll County, MD
      2,250,000           General Hospital), 7/1/2037                                   2,396,858
                   Maryland State Health & Higher Educational
                  Facilities Authority, 6.00% (Catholic Health
      1,370,000           Initiatives), 12/1/2013                                       1,495,191
                   Maryland State Health & Higher Educational
                   Facilities Authority, 6.00% (Original Issue
      1,500,000           Yield: 6.05%), 1/1/2015                                       1,564,995
                   Maryland State Health & Higher Educational
                          Facilities Authority, Refunding Revenue Bonds,
      1,000,000           5.00% (Original Issue Yield: 4.05%), 8/15/2011                1,055,530
                   Maryland State Health & Higher Educational
                   Facilities Authority, Revenue Bonds, 5.00%,
      1,000,000           7/1/2026                                                      1,042,450
                          TOTAL MEDICAL                                                33,715,194
                          MULTIFAMILY HOUSING-1.8%
                      Maryland State Community Development
      2,000,000           Administration, 5.20%, 12/1/2029                              2,071,880
                          NURSING HOMES-2.7%
                    Carroll County, MD, Revenue Bonds, 5.375%
                  (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian
      2,000,000           Asset Assurance INS), 1/1/2016                                2,107,160
                   Frederick County, MD, Revenue Bonds, 5.90%
      1,000,000           (Original Issue Yield: 5.95%), 1/1/2017                       1,001,210
                          TOTAL NURSING HOMES                                           3,108,370
                          POLLUTION-2.2%
                   Calvert County, MD Pollution Control, 5.55%
                          (Baltimore Gas & Electric Co.)/(MBIA Insurance
      2,500,000           Corp. INS), 7/15/2014                                         2,526,475
                          SINGLE FAMILY HOUSING-1.5%
                      Maryland State Community Development
       765,000            Administration, 5.05% (MHF LOC), 4/1/2008                      776,911
                      Maryland State Community Development
       930,000            Administration, (Series A), 5.60%, 3/1/2017                    956,058
                          TOTAL SINGLE FAMILY HOUSING                                   1,732,969
                          TRANSPORTATION-3.2%
                          Baltimore County, MD Port Facility, Refunding
      1,000,000           Revenue Bond, 6.50%, 10/1/2011                                1,057,340
                  Maryland State Department of Transportation,
      1,000,000           5.50% (Original Issue Yield: 4.59%), 2/1/2016                 1,130,740
                  Maryland State Department of Transportation,
                          Refunding Revenue Bonds, 5.00% (Original Issue
      1,375,000           Yield: 3.95%), 5/1/2015                                       1,492,053
                          TOTAL TRANSPORTATION                                          3,680,133
                          WATER-0.8%
                   Baltimore, MD Water Projects, Revenue Bonds
       775,000            (Series A), 5.375% (FGIC INS), 7/1/2015                        857,584
                          TOTAL MARYLAND                                               103,667,022
                          PUERTO RICO--4.4%
                          GENERAL-1.5%
                          Puerto Rico Public Finance Corp., (Series A),
                          5.375% (AMBAC INS)/(Original Issue Yield: 4.94%),
      1,500,000           6/1/2019                                                      1,703,955
                          GENERAL OBLIGATION-1.0%
                          Commonwealth of Puerto Rico, GO UT, 6.25% (MBIA
      1,000,000           Insurance Corp. INS), 7/1/2012                                1,149,660
                          HOUSING-1.9%
                          Puerto Rico HFA, Capital Funding Program, 5.00%
      2,000,000           (Original Issue Yield: 4.22%), 12/1/2018                      2,117,380
                          TOTAL PUERTO RICO                                             4,970,995
                          WISCONSIN--2.0%
                          SPECIAL PURPOSE- 2.0%
                          Badger, WI Tobacco Asset Securitization Corp.,
      2,000,000           Revenue Bonds, 7.00%, 6/1/2028                                2,227,860
                          TOTAL MUNICIPAL
                          BONDS
                           (IDENTIFIED COST $107,748,304)                              111,942,337

                  (2)     MUTUAL FUND -- 2.1%
                          Maryland Municipal Cash
                          Trust
      2,401,984           (AT NET ASSET VALUE)                                          2,401,984
                          TOTAL INVESTMENTS -
                          100.3%
                           (IDENTIFIED COST $110,150,288) (3)                          114,344,321
                          OTHER ASSETS AND LIABILITIES - NET - (0.3)%                   (295,552)
                          TOTAL NET ASSETS - 100%                                $     114,048,769

===========================================================================================

     1 At January 31, 2006, the Fund held no securities that are subject to federal alternative minimum tax (AMT).
     2 Affiliated company.
     3 At January 31, 2006, the cost of investments for federal tax purposes was $110,106,292. The net unrealized appreciation of investments for federal tax purposes was $4,238,029. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,386,073 and net unrealized depreciation from investments for those securities having an excess of cost over value of $148,044.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

 Investment Valuation - Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which may vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.
   Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the New York Stock Exchange are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
COL         --Collateralized
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
HFA         --Housing Finance Authority
IDFA        --Industrial Development Finance Authority
INS         --Insured
UT          --Unlimited Tax






MTB MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

   Shares            Description                                                     Value

                     COMMON STOCKS--96.6%
                     AIR FREIGHT & LOGISTICS--1.1%
   24,700            C.H. Robinson Worldwide, Inc.                           $      999,362
                     BIOTECHNOLOGY--3.1%
   17,400     (1)    Affymetrix, Inc.                                               664,332
   19,689     (1)    Biogen Idec, Inc.                                              881,082
   8,800      (1)    Gilead Sciences, Inc.                                          535,656
   25,200     (1)    PDL BioPharma, Inc.                                            734,580
                         TOTAL BIOTECHNOLOGY                                       2,815,650
                     CAPITAL MARKETS--4.6%
   18,100     (1)    Affiliated Managers Group                                     1,679,680
   19,800            Legg Mason, Inc.                                              2,568,060
                         TOTAL CAPITAL MARKETS                                     4,247,740
                     COMMERCIAL BANKS--2.1%
   9,500      (1)    Dime Bancorp, Inc., Warrants                                    1,245
   42,700            UCBH Holdings, Inc.                                            740,845
   14,600            Zions Bancorp                                                 1,154,422
                         TOTAL COMMERCIAL BANKS                                    1,896,512
                     COMMERCIAL SERVICES & SUPPLIES--1.2%
   30,600     (1)    Waste Connections, Inc.                                       1,069,164
                     COMMUNICATIONS EQUIPMENT--1.9%
   5,900      (1)    F5 Networks, Inc.                                              381,730
   29,800            Harris Corp.                                                  1,383,614
                         TOTAL COMMUNICATIONS EQUIPMENT                            1,765,344
                     COMPUTERS & PERIPHERALS--3.7%
   24,750     (1)    Electronics for Imaging, Inc.                                  684,338
   28,800     (1)    Sandisk Corp.                                                 1,939,968
   30,000     (1)    Seagate Technology Holdings                                    782,400
                         TOTAL COMPUTERS & PERIPHERALS                             3,406,706
                     CONSTRUCTION & ENGINEERING--2.0%
   28,700     (1)    Foster Wheeler Ltd.                                           1,413,475
   9,000      (1)    McDermott International, Inc.                                  468,000
                         TOTAL CONSTRUCTION & ENGINEERING                          1,881,475
                     CONSUMER FINANCE--1.1%
   12,600            Capital One Financial Corp.                                   1,049,580
                     DIVERSIFIED CONSUMER SERVICES--2.9%
   38,463     (1)    Education Management Corp.                                    1,177,737
   27,925     (1)    Laureate Education, Inc.                                      1,454,893
                         TOTAL DIVERSIFIED CONSUMER SERVICES                       2,632,630
                     DIVERSIFIED FINANCIAL SERVICES--2.2%
   20,700            CIT Group, Inc.                                               1,104,138
   11,500            iShares S&P 400/Citi Growth Index Fund                         917,700
                         TOTAL DIVERSIFIED FINANCIAL SERVICES                      2,021,838
                     ELECTRICAL EQUIPMENT--1.8%
   25,400            Rockwell Automation, Inc.                                     1,678,178
                     ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
   9,700             CDW Corp.                                                      543,200
                     ENERGY EQUIPMENT & SERVICES--5.2%
   23,000            ENSCO International, Inc.                                     1,175,760
   19,200     (1)    Grant Prideco, Inc.                                            961,728
   15,800     (1)    Nabors Industries Ltd.                                        1,283,750
   30,100     (1)    Weatherford International Ltd.                                1,347,878
                         TOTAL ENERGY EQUIPMENT & SERVICES                         4,769,116
                     FOOD PRODUCTS--0.9%
   25,700            McCormick & Co., Inc.                                          776,397
                     GAS UTILITIES--1.2%
   13,300            Questar Corp.                                                 1,083,684
                     HEALTHCARE EQUIPMENT & SUPPLIES--4.4%
   56,600     (1)    Cytyc Corp.                                                   1,703,660
   3,600      (1)    Intuitive Surgical, Inc.                                       495,540
   31,318     (1)    Varian Medical Systems, Inc.                                  1,885,657
                         TOTAL HEALTHCARE EQUIPMENT & SUPPLIES                     4,084,857
                     HEALTHCARE PROVIDERS & SERVICES--7.7%
   21,700     (1)    Cerner Corp.                                                   976,500
   13,900     (1)    Express Scripts, Inc., Class A                                1,268,931
   16,700     (1)    Pediatrix Medical Group                                       1,464,256
   41,600     (1)    Psychiatric Solutions, Inc.                                   1,372,384
   16,800            Quest Diagnostic, Inc.                                         830,424
   31,200     (1)    United Surgical Partners International, Inc.                  1,209,312
                         TOTAL HEALTHCARE PROVIDERS & SERVICES                     7,121,807
                     HOTELS, RESTAURANTS & LEISURE--2.7%
   14,200            Brinker International, Inc.                                    577,940
   21,650            Royal Caribbean Cruises Ltd.                                   885,485
   40,900     (1)    Shuffle Master, Inc.                                          1,038,860
                         TOTAL HOTELS, RESTAURANTS & LEISURE                       2,502,285
                     HOUSEHOLD DURABLES--1.8%
   10,500            Harman International Industries, Inc.                         1,155,000
   16,100     (1)    Toll Brothers, Inc.                                            547,400
                         TOTAL HOUSEHOLD DURABLES                                  1,702,400
                     IT SERVICES--1.6%
   18,800     (1)    Cognizant Technology Solutions Corp.                           984,556
   8,900      (1)    Computer Sciences Corp.                                        451,230
                         TOTAL IT SERVICES                                         1,435,786
                     INSURANCE--2.4%
   42,600            HCC Insurance Holdings, Inc.                                  1,323,156
   23,300            State Auto Financial Corp.                                     896,351
                         TOTAL INSURANCE                                           2,219,507
                     MACHINERY--4.8%
   37,900            Graco, Inc.                                                   1,522,822
   18,750            Harsco Corp.                                                  1,485,375
   26,550            Joy Global, Inc.                                              1,434,762
                         TOTAL MACHINERY                                           4,442,959
                     MEDIA--0.9%
   32,900     (1)    XM Satellite Radio Holdings, Inc., Class A                     861,322
                     METALS & MINING--2.5%
   12,900            Cleveland Cliffs, Inc.                                        1,391,265
   11,200            Fording Canadian Coal Trust                                    457,184
   10,200            Steel Dynamics, Inc.                                           473,484
                         TOTAL METALS & MINING                                     2,321,933
                     OIL, GAS & CONSUMABLE FUELS--6.7%
   19,076            CONSOL Energy, Inc.                                           1,390,640
   22,400            Peabody Energy Corp.                                          2,229,024
   21,400            Pioneer Natural Resources, Inc.                               1,136,340
   28,676            XTO Energy, Inc.                                              1,407,418
                         TOTAL OIL, GAS & CONSUMABLE FUELS                         6,163,422
                     PHARMACEUTICALS--2.4%
   39,144     (1)    Sepracor, Inc.                                                2,227,685
                     REAL ESTATE--2.0%
   56,665     (1)    CapitalSource Inc.                                            1,244,356
   10,025            St. Joe Co.                                                    636,086
                         TOTAL REAL ESTATE                                         1,880,442
                     ROAD & RAIL--0.5%
   19,500            Hunt (J.B.) Transportation Services, Inc.                      464,100
                     SEMICONDUCTOR EQUIPMENT & PRODUCTS--5.3%
   28,200     (1)    Advanced Micro Devices, Inc.                                  1,180,452
   62,100     (1)    Genesis Microchip, Inc.                                       1,142,640
   31,000     (1)    International Rectifier Corp.                                 1,127,470
   8,300      (1)    Lam Research Corp.                                             385,369
   29,000            Microchip Technology, Inc.                                    1,087,790
                         TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                  4,923,721
                     SOFTWARE--3.9%
   63,300     (1)    Activision, Inc.                                               907,722
   20,200     (1)    Ansys, Inc.                                                    885,972
   50,600     (1)    Cadence Design Systems, Inc.                                   893,596
   16,100     (1)    Electronic Arts, Inc.                                          878,738
                         TOTAL SOFTWARE                                            3,566,028
                     SPECIALTY RETAIL--9.5%
   9,900             Abercrombie & Fitch Co., Class A                               657,261
   38,200            American Eagle Outfitters, Inc.                               1,030,636
   35,800     (1)    Chicos Fas, Inc.                                              1,559,448
   16,000     (1)    GameStop Corp.                                                 644,960
   46,450            Michaels Stores, Inc.                                         1,562,114
   53,750            Ross Stores, Inc.                                             1,531,875
   32,600     (1)    Urban Outfitters, Inc.                                         890,306
   21,900     (1)    Williams-Sonoma, Inc.                                          871,182
                         TOTAL SPECIALTY RETAIL                                    8,747,782
                     TRADING COMPANIES & DISTRIBUTORS--1.9%
   18,700            Fastenal Co.                                                   713,405
   36,900     (1)    United Rentals, Inc.                                          1,081,539
                         TOTAL TRADING COMPANIES & DISTRIBUTORS                    1,794,944
                         TOTAL COMMON
                         STOCKS
                          (IDENTIFIED COST $65,920,298)                            89,097,556
              (2)
                     MUTUAL FUNDS--3.9%
 3,604,771           MTB Prime Money Market Fund, Institutional Shares             3,604,771
     2               MTB Money Market Fund, Institutional I Shares                     2
                         TOTAL MUTUAL
                         FUNDS
                         (AT NET ASSET VALUE)                                      3,604,773
                         TOTAL INVESTMENTS -
                         100.5%
                         (IDENTIFIED COST $69,525,071)(3)                          92,702,329
                         OTHER ASSETS AND LIABILITIES - NET - (0.5)%               (447,208)
                         TOTAL NET ASSETS - 100%                             $     92,255,121

===========================================================================================

     1 Non-income producing security.
     2 Affiliated company.
     3 The cost of investments for federal tax purposes was $69,525,071. The net unrealized appreciation of investments for federal tax purposes was $23,177,258. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,586,936 and net unrealized depreciation from investments for those securities having an excess of cost over value of $409,678.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

        Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S.
dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.
Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.







MTB MID CAP STOCK FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

     Shares            Description                                                Value
                       COMMON STOCKS--97.7%
                       AEROSPACE & DEFENSE - 0.8%
     30,600            Goodrich (B.F.) Co.                                 $    1,204,722
                       AIR FREIGHT & LOGISTICS - 0.5%
     20,400            C.H. Robinson Worldwide, Inc.                             825,384
                       AIRLINES - 0.4%
     13,700      (1)   Alaska Air Group, Inc.                                    437,441
     35,700      (1)   ExpressJet Holdings, Inc.                                 253,113
                           TOTAL AIRLINES                                        690,554
                       AUTO COMPONENTS - 1.6%
     20,500            Autoliv, Inc.                                            1,004,295
      9,200            Bandag, Inc.                                              410,504
     55,000            Dana Corp.                                                267,850
     56,600      (1)   Goodyear Tire and Rubber Co.                              885,224
                           TOTAL AUTO COMPONENTS                                2,567,873
                       BEVERAGES - 0.7%
     45,700            PepsiAmercias, Inc.                                      1,119,193
                       BIOTECHNOLOGY - 1.9%
     14,400      (1)   Affymetrix, Inc.                                          549,792
     22,000            Applera Corp.                                             623,480
     16,745      (1)   Biogen Idec, Inc.                                         749,339
      7,250      (1)   Gilead Sciences, Inc.                                     441,307
     20,900            PDL Biopharma Inc.                                        609,235
                           TOTAL BIOTECHNOLOGY                                  2,973,153
                       CAPITAL MARKETS - 3.8%
     15,400      (1)   Affiliated Managers Group, Inc.                          1,429,120
     10,100            Bear Stearns & Co., Inc.                                 1,277,246
     24,100            Edwards (AG), Inc.                                       1,146,437
     16,700            Legg Mason, Inc.                                         2,165,990
                           TOTAL CAPITAL MARKETS                                6,018,793
                       CHEMICALS - 1.9%
     18,100            Eastman Chemical Co.                                      872,601
     75,300            Chemtura Corp.                                            946,521
     15,600            PPG Industries, Inc.                                      928,200
     10,400            Valspar Corp.                                             283,088
                           TOTAL CHEMICALS                                      3,030,410
                       COMMERCIAL BANKS - 3.9%
     25,000            Comerica, Inc.                                           1,386,750
      9,765            Commerce Bancshares, Inc.                                 493,621
     43,300            Huntington Bancshares, Inc.                              1,004,560
     36,800            KeyCorp                                                  1,302,352
     16,500            Popular, Inc.                                             335,115
     36,200            UCBH Holdings, Inc.                                       628,070
     12,400            Zions Bancorp                                             980,468
                           TOTAL COMMERCIAL BANKS                               6,130,936
                       COMMERCIAL SERVICES & SUPPLIES - 2.0%
     32,596      (1)   Education Management Corp.                                998,089
     23,700      (1)   Laureate Education, Inc.                                 1,234,770
     25,800      (1)   Waste Connections, Inc.                                   901,452
                           TOTAL COMMERCIAL SERVICES & SUPPLIES                 3,134,311
                       COMMUNICATIONS EQUIPMENT -0.9%
      5,000      (1)   F5 Networks, Inc.                                         323,500
     25,300            Harris Corp.                                             1,174,679
                           TOTAL COMMUNICATIONS EQUIPMENT                       1,498,179
                       COMPUTERS & PERIPHERALS - 2.7%
     20,900      (1)   Electronics for Imaging, Inc.                             577,885
     24,400            SanDisk Corp.                                            1,643,584
     25,400            Seagate Technology                                        662,432
     66,100      (1)   Western Digital Corp.                                    1,444,946
                           TOTAL COMPUTERS & PERIPHERALS                        4,328,847
                       CONSTRUCTION & ENGINEERING - 1.0%
     24,300            Foster Wheeler Ltd.                                      1,196,775
      7,600            Mcdermott International Inc.                              395,200
                           TOTAL CONSTRUCTION & ENGINEERING                     1,591,975
                       CONSUMER FINANCE - 0.6%
     10,700            Capital One Financial Corp.                               891,310
                       CONTAINERS & PACKAGING - 0.3%
     13,400            Silgan Holdings, Inc.                                     507,324
                       DIVERSIFIED CONSUMER SERVICES - 0.1%
      4,500            Pre-Paid Legal Services, Inc.                             171,855
                       DIVERSIFIED FINANCIAL SERVICES - 4.3%
     41,600            CIT Group, Inc.                                          2,218,944
     47,914      (1)   CapitalSource, Inc.                                      1,052,188
      9,700            iShares S&P 400/Citi Growth Index Fund                    774,060
     14,700            Loews Corp.                                              1,450,743
     26,500            Principal Financial Group                                1,249,740
                           TOTAL DIVERSIFIED FINANCIAL SERVICES                 6,745,675
                       DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
     27,800            CenturyTel, Inc.                                          925,740
                       ELECTRIC UTILITIES - 4.6%
     36,500            American Electric Power Co., Inc.                        1,362,180
     23,200            Cleco Corp.                                               508,776
     18,700            Edison International                                      819,434
     37,000      (1)   El Paso Electric Co.                                      757,760
     34,200            PNM Resources, Inc.                                       840,294
     21,800            Pinnacle West Capital Corp.                               928,898
     40,300            Puget Energy, Inc.                                        849,927
     66,000            Xcel Energy, Inc.                                        1,281,720
                           TOTAL ELECTRIC UTILITIES                             7,348,989
                       ELECTRICAL EQUIPMENT - 0.9%
     21,600            Rockwell Automation, Inc.                                1,427,112
                    ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
      8,200            CDW Corp.                                                 459,200
     21,700      (1)   Ingram Micro, Inc., Class A                               419,895
                           TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS              879,095
                       ENERGY EQUIPMENT & SERVICES - 2.5%
     19,500            Ensco International, Inc.                                 996,840
     16,200      (1)   Grant Prideco, Inc.                                       811,458
     13,400      (1)   Nabors Industries Ltd.                                   1,088,750
     25,500      (1)   Weatherford International Ltd.                           1,141,890
                           TOTAL ENERGY EQUIPMENT & SERVICES                    4,038,938
                       FOOD & STAPLES RETAILING - 1.6%
     32,100            Albertsons, Inc.                                          807,315
     21,300            Longs Drug Stores Corp.                                   745,287
     29,100            SUPERVALU, Inc.                                           929,163
                           TOTAL FOOD & STAPLES RETAILING                       2,481,765
                       FOOD PRODUCTS - 1.6%
     48,700            Archer-Daniels-Midland Co.                               1,534,050
     21,800            McCormick & Co., Inc.                                     658,578
     27,100            Tyson Foods, Inc., Class A                                388,343
                           TOTAL FOOD PRODUCTS                                  2,580,971
                       GAS UTILITIES - 0.9%
     11,300            Questar Corp.                                             920,724
     14,900            WGL Holdings, Inc.                                        464,582
                           TOTAL GAS UTILITIES                                  1,385,306
                       HEALTHCARE EQUIPMENT & SUPPLIES - 2.2%
     47,800      (1)   Cytyc Corp.                                              1,438,780
      3,100            Intuitive Surgical Inc.                                   426,715
     26,602      (1)   Varian Medical Systems, Inc.                             1,601,706
                           TOTAL HEALTHCARE EQUIPMENT & SUPPLIES                3,467,201
                       HEALTHCARE PROVIDERS & SERVICES - 5.3%
     13,600            CIGNA Corp.                                              1,653,760
     18,400      (1)   Cerner Corp.                                              828,000
     11,600      (1)   Express Scripts, Inc., Class A                           1,058,964
     14,100      (1)   Pediatrix Medical Group                                  1,236,288
     35,200      (1)   Psychiatric Solutions, Inc.                              1,161,248
     14,300            Quest Diagnostics Inc.                                    706,849
     26,475      (1)   United Surgical Partners International, Inc.             1,026,171
     15,600            Universal Health Services, Inc., Class B                  741,156
                           TOTAL HEALTHCARE PROVIDERS & SERVICES                8,412,436
                       HOTELS, RESTAURANTS & LEISURE - 2.1%
     11,600            Brinker International, Inc.                               472,120
     13,500            Darden Restaurants, Inc.                                  548,910
     64,000      (1)   MeriStar Hospitality Corp.                                656,640
     17,900            Royal Caribbean Cruises Ltd.                              732,110
     34,700      (1)   Shuffle Master, Inc.                                      881,380
                           TOTAL HOTELS, RESTAURANTS & LEISURE                  3,291,160
                       HOUSEHOLD DURABLES - 3.2%
     12,700            Blyth Industries, Inc.                                    275,590
      8,950            Harman International Industries, Inc.                     984,500
     22,600            Maytag Corp.                                              389,172
       900       (1)   NVR, Inc.                                                 714,825
     20,700            Stanley Works                                            1,015,128
     13,350      (1)   Toll Brothers, Inc.                                       453,900
     15,100            Whirlpool Corp.                                          1,218,268
                           TOTAL HOUSEHOLD DURABLES                             5,051,383
                       IT SERVICES - 2.5%
     15,300      (1)   Cognizant Technology Solutions                            801,261
     32,108      (1)   Computer Sciences Corp.                                  1,627,876
     54,700            Sabre Group Holdings, Inc.                               1,340,150
     33,000      (1)   Unisys Corp.                                              220,770
                           TOTAL IT SERVICES                                    3,990,057
                       INDUSTRIAL CONGLOMERATES - 0.3%
     34,000            Tredegar Industries, Inc.                                 507,620
                       INSURANCE - 5.2%
     24,465            Cincinnati Financial Corp.                               1,114,136
     36,100            HCC Insurance Holdings, Inc.                             1,121,266
     20,600            Jefferson Pilot Corp.                                    1,201,598
     21,500            Lincoln National Corp.                                   1,172,395
     27,000            Nationwide Financial Services, Inc., Class A             1,149,120
     21,000            Safeco Corp.                                             1,097,250
     19,800            State Auto Financial Corp.                                761,706
     13,200            Unitrin, Inc.                                             583,572
                           TOTAL INSURANCE                                      8,201,043
                       LEISURE EQUIPMENT & PRODUCTS - 1.1%
     32,600            Eastman Kodak Co.                                         818,260
     45,500            Hasbro, Inc.                                              964,600
                           TOTAL LEISURE EQUIPMENT & PRODUCTS                   1,782,860
                       MACHINERY - 5.0%
     31,100      (1)   AGCO Corp.                                                560,111
     17,500            Crane Co.                                                 653,100
     12,400            Cummins, Inc.                                            1,206,520
     16,900      (1)   EnPro Industries, Inc.                                    518,492
     31,300            Graco, Inc.                                              1,257,634
     15,900            Harsco Corp.                                             1,259,598
     22,450            Joy Global Inc.                                          1,213,198
      6,000            NACCO Industries, Inc., Class A                           821,040
     14,400      (1)   Tecumseh Products Co., Class A                            365,040
                           TOTAL MACHINERY                                      7,854,733
                       MEDIA - 0.5%
     27,800      (1)   XM Satellite Radio Holdings, Inc., Class A                727,804
                       METALS & MINING - 2.6%
     10,600            Cleveland Cliffs, Inc.                                   1,143,210
      9,500            Fording Canadian Coal Trust                               387,790
      5,000            Phelps Dodge Corp.                                        802,500
      8,300            Southern Peru Copper Corp.                                722,930
      8,700            Steel Dynamics Inc.                                       403,854
     10,200            United States Steel Corp.                                 609,450
                           TOTAL METALS & MINING                                4,069,734
                       MULTILINE RETAIL - 1.6%
     18,500            Federated Department Stores, Inc.                        1,232,655
     23,800            Penney (J.C.) Co., Inc.                                  1,328,040
                           TOTAL MULTILINE RETAIL                               2,560,695
                       OIL & GAS - 6.5%
     12,600            Amerada-Hess Corp.                                       1,950,480
     27,900            Marathon Oil Corp.                                       2,144,673
     20,200            Sunoco, Inc.                                             1,923,040
     15,600      (1)   The Houston Exploration Co.                               968,604
     33,000            Valero Energy Corp.                                      2,060,190
     24,266            XTO Energy, Inc.                                         1,190,975
                           TOTAL OIL & GAS                                      10,237,962
                       OIL, GAS & CONSUMABLE FUELS -2.5%
     16,225            CONSOL Energy, Inc.                                      1,182,802
     18,600            Peabody Energy Corp.                                     1,850,886
     18,100            Pioneer Natural Resources Co.                             961,110
                           TOTAL OIL, GAS & CONSUMABLE FUELS                    3,994,798
                       PAPER & FOREST PRODUCTS - 0.5%
     31,400            MeadWestvaco Corp.                                        838,066
                       PHARMACEUTICALS - 1.2%
     33,081      (1)   Sepracor, Inc.                                           1,882,640
                       REAL ESTATE - 1.2%
     19,400            American Home Mortgage Investment Corp.                   554,840
     23,600            Felcor Lodging Trust Inc.                                 468,696
      8,900            First Industrial Realty Trust Inc.                        347,723
      8,500            St. Joe Co.                                               539,325
                           TOTAL REAL ESTATE                                    1,910,584
                       ROAD & RAIL - 0.2%
     16,100            J.B. Hunt Transport Services, Inc.                        383,180
                    SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.6%
     23,800            Advanced Micro Devices Inc.                               996,268
     52,700            Genesis Microchip Inc. Del                                969,680
     26,300      (1)   International Rectifier Corp.                             956,531
      7,000      (1)   Lam Research Corp.                                        325,010
     24,600            Microchip Technology, Inc.                                922,746
                           TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS             4,170,235
                       SOFTWARE - 2.5%
     53,600            Activision Inc.                                           768,624
     17,100      (1)   Ansys, Inc.                                               750,006
     41,900      (1)   Cadence Design System, Inc.                               739,954
     13,370      (1)   Electronic Arts, Inc.                                     729,735
     37,100            Reynolds & Reynolds Co., Class A                         1,053,640
                           TOTAL SOFTWARE                                       4,041,959
                       SPECIALTY RETAIL - 5.7%
      8,400            Abercrombie & Fitch Co.                                   557,676
     32,400            American Eagle Outfitters Inc.                            874,152
     30,300      (1)   Chicos Fas, Inc.                                         1,319,868
     13,550      (1)   GameStop Corp.                                            546,201
     46,300            Limited, Inc.                                            1,095,458
     39,400            Michaels Stores, Inc.                                    1,325,022
     45,450            Ross Stores, Inc.                                        1,295,325
      9,700            Sherwin-Williams Co.                                      513,130
     27,600      (1)   Urban Outfitters, Inc.                                    753,756
     18,600      (1)   Williams-Sonoma, Inc.                                     739,908
                           TOTAL SPECIALTY RETAIL                               9,020,496
                       TEXTILES APPAREL & LUXURY GOODS - 1.0%
      9,000            Reebok International, Ltd.                                530,910
     19,100            V.F. Corp.                                               1,059,668
                           TOTAL TEXTILES APPAREL & LUXURY GOODS                1,590,578
                       TOBACCO - 0.3%
      4,700            Reynolds American, Inc.                                   475,311
                       TRADING COMPANIES & DISTRIBUTORS - 0.9%
     15,500            Fastenal Co.                                              591,325
     31,300      (1)   United Rentals, Inc.                                      917,403
                           TOTAL TRADING COMPANIES & DISTRIBUTORS               1,508,728
                       UTILITIES - 0.3%
     13,200            National Fuel Gas Co. N.J                                 434,280
                      TOTAL COMMON STOCKS (IDENTIFIED COST
                           $128,350,531)                                       154,903,953
                 (2)   MUTUAL FUND - 2.6%
    4,139,034          MTB Prime Money Market Fund, Institutional Shares
                       (AT NET ASSET VALUE)                                     4,139,034
                           TOTAL INVESTMENTS - 100.3%
--                     ===================================================
                           (IDENTIFIED COST $132,489,565) (3)                  159,042,987
                           OTHER ASSETS AND LIABILITIES - NET - (0.3)%          (499,490)
                           TOTAL NET ASSETS - 100%                         $   158,543,497

===========================================================================================

   (1) Non-income producing security. (2) Affiliated company.
   (3) At January 31, 2006, the cost of investments for federal tax purposes was $132,489,565.The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $26,553,422. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $30,405,323 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,851,901.

   Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

      Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S.
dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices provided by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.
Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.






MTB MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

    Principal        Description
      Amount                                                                        Value

                     CERTIFICATE OF DEPOSIT--4.0%
                     BANKING--4.0%
 $  80,000,000       Societe Generale, New York, 4.500%, 4/13/2006           $     80,000,780
                (1)
                     COMMERCIAL PAPER --49.1%
                     ASSET BACKED--6.1%
    81,000,000       Apreco, Inc., 4.350% - 4.420%, 2/8/2006 - 3/7/2006            80,795,014
    41,500,000       CRC Funding LLC, 4.430%, 3/1/2006                             41,357,009
                         TOTAL ASSET BACKED                                       122,152,023
                     CONSUMER FINANCE--8.7%
    85,000,000       American General Finance Corp., 4.430%, 3/20/2006             84,508,393
    90,000,000       HSBC Finance Corp., 4.530%, 3/31/2006                         89,343,150
                         TOTAL CONSUMER FINANCE                                   173,851,543
                     DIVERSIFIED FINANCIAL SERVICES--10.7%
    44,000,000       CIT Group, Inc., 4.290%, 3/29/2006                            43,711,849
    85,000,000       Citigroup Funding, Inc., 4.230%, 2/13/2006                    84,880,150
    87,500,000       General Electric Capital Services, 4.490%, 8/2/2006           85,513,799
                         TOTAL DIVERSIFIED FINANCIAL SERVICES                     214,105,798
                     FINANCE AUTOMOTIVE--4.2%
    85,500,000       FCAR Auto Loan Trust, A1/P1 Series, 4.568%,
                     4/17/2006                                                     84,691,313
                     FINANCIAL SECURITIES--4.2%
    85,000,000       Sigma Finance, Inc., (Sigma Finance Corp. GTD),
                     4.540%, 7/11/2006                                             83,284,889
                     INSURANCE--8.5%
    85,000,000       AIG Funding, Inc., 4.250%, 2/3/2006                           84,979,931
    85,000,000       Prudential Funding Corp., 4.400%, 2/21/2006                   84,792,222
                         TOTAL INSURANCE                                          169,772,153
                     OIL, GAS & CONSUMABLE FUELS--4.2%
    85,500,000       Chevron Corp., 4.260%, 2/6/2006                               85,449,412
                     PERSONAL CREDIT--2.5%
    50,000,000       American Express Credit Corp., 4.360%, 2/15/2006              49,915,222
                         TOTAL COMMERCIAL PAPER                                   983,222,353

                     GOVERNMENT AGENCIES--12.7%
                     DIVERSIFIED FINANCIAL SERVICES--4.0%
    80,000,000       Federal Farm Credit System, 4.230%, 8/21/2006                 79,991,182
                     THRIFTS & MORTGAGE FINANCE--8.7%
    90,000,000       Federal Home Loan Mortgage Corp., 4.371%, 4/25/2006           89,124,350
    85,000,000       Federal National Mortgage Association, 4.040%,
                     8/22/2006                                                     84,982,830
                         TOTAL THRIFTS & MORTGAGE FINANCE                         174,107,180
                         TOTAL GOVERNMENT AGENCIES                                254,098,362
                (2)
                     NOTES - VARIABLE --8.4%
                     ASSET BACKED--0.0%
     155,000         Bob Sumerel Tire Co., Inc., 4.540%, 2/2/2006                   155,000
                     CAPITAL MARKETS--4.1%
    81,500,000       Morgan Stanley, 4.580%, 2/1/2006                              81,500,000
                     COMMERCIAL BANKS--4.3%
    87,000,000       Wells Fargo Bank, N.A., 4.480%, 2/27/2006                     87,000,000
                     DIVERSIFIED FINANCIAL SERVICES--0.0%
     538,000         Capital One Funding Corp., Series 1996-H, (JP
                     Morgan Chase Bank, N.A. LOC), 4.530%, 2/2/2006                 538,000
                         TOTAL NOTES - VARIABLE                                   169,193,000

                     REPURCHASE AGREEMENTS--26.0%
   435,000,000       Interest in $435,000,000 repurchase agreement
                     4.350%, dated 1/31/2006 under which Chase
                     Securities, Inc. will repurchase U.S. Treasury
                     securities with various maturities to 1/15/2008
                     for $435,052,563 on 2/1/2006.  The market value of
                     the underlying securities at the end of the period
                     was $443,723,289                                             435,000,000
    86,200,000       Interest in $86,200,000 repurchase agreement,
                     4.100%, dated 1/31/2006 under which State Street
                     Corp. will repurchase a U.S. Treasury security
                     with a maturity of 11/15/2012 for $86,209,817 on
                     2/1/2006.  The market value of the underlying
                     security at the end of the period was $87,926,125             86,200,000
                         TOTAL REPURCHASE AGREEMENTS                              521,200,000
                         TOTAL INVESTMENTS--100.2%
                     ===================================================
                          (AT AMORTIZED COST)(3)                                 2,007,714,495
                         OTHER ASSETS AND LIABILITIES - NET -(0.2)%               (4,060,090)
                         TOTAL NET ASSETS--100%                              $   2,003,654,405

===================================================================================

   (1) Discount rate at time of purchase.
   (2) Floating rate note with current rate and next reset date shown. (3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.


Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


 The following acronyms are used throughout this portfolio:
GTD         --Guaranteed
LOC         --Letter of Credit







MTB MULTI CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)


     Shares                                                                          Value

                     COMMON STOCKS--97.2%
                     AEROSPACE & DEFENSE--0.7%
     1,300           AAR Corp.                                               $       30,979
     7,500           United Technologies Corp.                                      437,775
                         TOTAL AEROSPACE & DEFENSE                                  468,754
                     AIR FREIGHT & LOGISTICS--0.9%
     4,800           C. H. Robinson Worldwide                                       194,208
     5,300           United Parcel Service, Inc.                                    397,023
                         TOTAL AIR FREIGHT & LOGISTICS                              591,231
                     AIRLINES---0.1%
     3,400      (1)  Airtran Holdings, Inc.                                          57,596
                     AUTO COMPNENTS---0.0%
     1,800      (1)  Goodyear Tire and Rubber                                        28,152
                     BEVERAGES--2.4%
     14,000          Coca-Cola Co.                                                  579,320
      800            Hansen Natural Corp.                                            70,240
     15,500          PepsiCo, Inc.                                                  886,290
                         TOTAL BEVERAGES                                           1,535,850
                     BIOTECHNOLOGY--3.7%
     1,100      (1)  Abgenix, Inc.                                                   24,277
     2,800      (1)  Affymetrix, Inc.                                               106,904
     13,100     (1)  Amgen, Inc.                                                    954,859
      600       (1)  Amylin Pharmaceuticals, Inc.                                    25,440
     8,375      (1)  Biogen Idec, Inc.                                              374,781
    816,667     (1)  Calypte Biomedical Corp.                                       153,770
      800       (1)  CV Therapeutics, Inc.                                           19,688
     1,350      (1)  Digene Corp.                                                    44,820
     5,200      (1)  Gilead Sciences, Inc.                                          316,524
     33,800     (1)  Halozyme Therapeutics, Inc.                                     63,206
     2,300      (1)  Human Genome Sciences Inc.                                      25,300
     1,300      (1)  Medarex, Inc.                                                   18,174
     1,400      (1)  Nektar Therapeutics                                             27,720
      700       (1)  Onyx Pharmaceuticals, Inc.                                      19,663
     6,100      (1)  PDL Biopharma, Inc.                                            177,815
                         TOTAL BIOTECHNOLOGY                                       2,352,941
                     CAPITAL MARKETS--2.4%
     3,300      (1)  Affiliated Managers Group                                      306,240
     3,800           Legg Mason, Inc.                                               492,860
     2,200           Lehman Brothers Holding, Inc.                                  308,990
     7,000           Morgan Stanley                                                 430,150
                         TOTAL CAPITAL MARKETS                                     1,538,240
                     CHEMICALS---0.1%
     5,400      (1)  Wellman, Inc.                                                   38,340
                     COMMERCIAL BANKS--2.2%
     11,200          Bank America Corp.                                             495,376
     2,300           Bank Atlantic Bancorp, Inc.                                     32,200
      600            Placer Sierra Bancshares                                        15,984
     8,100           UCBH Holdings, Inc.                                            140,535
     8,960           Zions Bancorp                                                  708,467
                         TOTAL COMMERCIAL BANKS                                    1,392,562
                     COMMERCIAL SERVICES & SUPPLIES--1.2%
      600       (1)  Diamondcluster International, Inc.                              5,706
     6,630      (1)  Education Management Corp.                                     203,011
      700            Labor Ready, Inc.                                               16,303
     5,750      (1)  Laureate Education, Inc.                                       299,575
      400            Pre- paid Legal Services, Inc.                                  15,276
      400       (1)  Steiner Leisure Ltd.                                            15,528
     5,700      (1)  Waste Connections, Inc.                                        199,158
                         TOTAL COMMERCIAL SERVICES & SUPPLIES                       754,557
                     COMMUNICATIONS EQUIPMENT--4.8%
      500            Adtran, Inc.                                                    14,665
     2,100      (1)  Arris Group, Inc.                                               24,696
     3,900      (1)  Brocade Communications                                          17,940
     2,900      (1)  C Cor Net Corporation                                           18,531
     4,900      (1)  Ciena Corp.                                                     19,600
     45,500     (1)  Cisco Systems, Inc.                                            844,935
     24,000     (1)  Corning, Inc.                                                  584,400
     1,800           CT Communications                                               24,624
     1,100      (1)  F5 Networks Inc.                                                71,170
     5,700           Harris Corp.                                                   264,651
     18,000          Motorola, Inc.                                                 408,780
     3,700      (1)  PC-Tel, Inc.                                                    35,261
     14,200          Qualcomm, Inc.                                                 681,032
     3,400           Seachange International, Inc.                                   28,288
     6,600      (1)  Symmetricom, Inc.                                               65,274
                         TOTAL COMMUNICATIONS EQUIPMENT                            3,103,847
                     COMPUTERS & PERIPHERALS--4.2%
     2,800      (1)  Adaptec, Inc.                                                   15,232
     1,600      (1)  Advanced Digital Information                                    16,016
     2,500      (1)  Apple Computer                                                 188,775
     1,700      (1)  Computer Sciences Corp.                                         86,190
     10,000     (1)  Concurrent Computer Corp.                                       23,000
     12,000     (1)  Dell, Inc.                                                     351,720
     25,000     (1)  EMC Corp. Mass                                                 335,000
     4,700      (1)  Electronics for Imaging, Inc.                                  129,955
     10,700          IBM Corp.                                                      869,910
     4,900      (1)  Hypercom Corp.                                                  32,879
     1,300      (1)  M Systems Flash Disk Pioneers Ltd.                              37,674
     1,250           Novatel Wireless, Inc.                                          13,638
     5,500      (1)  On Track Innovations Ltd.                                       89,375
     5,500      (1)  SanDisk Corp.                                                  370,480
     5,700      (1)  Seagate Technology                                             148,656
                         TOTAL COMPUTERS & PERIPHERALS                             2,708,500
                     CONSTRUCTION & ENGINEERING--1.9%
     2,500      (1)  Baker Michael Corp.                                             67,000
     10,800     (1)  Foster Wheeler Ltd.                                            531,900
     6,300      (1)  McDermott International, Inc.                                  327,600
     1,300      (1)  Perini Corp.                                                    35,789
     4,200      (1)  Shaw Group, Inc.                                               149,604
      300            Texas Industries, Inc.                                          16,143
     1,900      (1)  Washington Group International, Inc.                           112,765
                         TOTAL CONSTRUCTION & ENGINEERING                          1,240,801
                     CONSUMER FINANCE--0.7%
     5,600           Capital One Financial Corp.                                    466,480
                     DISTRIBUTORS--0.1%
      700            WESCO International, Inc.                                       33,551
                     DIVERSIFIED FINANCIAL SERVICES--2.5%
     7,800           American Express Co.                                           409,110
     3,900           CIT Group, Inc.                                                208,026
     10,004          CapitalSource, Inc.                                            219,677
      500       (1)  Intercontinentalexchange Inc.                                   25,410
      400       (1)  Nasdaq Stock Market, Inc.                                       16,764
     4,600           iShares Russell 2000 Growth Index Fund                         349,140
     2,500           iShares Russell 2000 Index Fund                                180,875
     2,200           iShares Trust S&P MidCap 400/BARRA Growth Index Fund           175,560
                         TOTAL DIVERSIFIED FINANCIAL SERVICES                      1,584,562
                  DIVERSIFIED TELECOMMUNICATION SERVICES--0.1%
     4,000      (1)  Premiere Global Services, Inc.                                  35,960
     3,600      (1)  Talk Amer Holdings, Inc.                                        34,632
      300       (1)  Archipelago Holdings, Inc.                                      17,058
                         TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                87,650
                     ELECTRICAL EQUIPMENT--1.2%
     44,800     (1)  Electric City Corp.                                             47,040
     1,600      (1)  Evergreen Solar, Inc.                                           24,688
     10,800          Rockwell Automation, Inc.                                      713,556
                         TOTAL ELECTRICAL EQUIPMENT                                 785,284
                     ELECTRONIC EQUIPMENT & INSTRUMENTS--0.9%
      600            Brightpoint, Inc.                                               13,554
     1,800           CDW Corp.                                                      100,800
     2,900      (1)  Global Industries, Inc.                                         40,600
     8,500      (1)  Jabil Circuit, Inc.                                            343,400
     1,600      (1)  Metrologic Instruments, Inc.                                    34,240
     1,500           Nam Tai Electronics                                             35,055
                         TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                   567,649
                     ENERGY EQUIPMENT &  SERVICES--4.5%
     6,600      (1)  Dynegy, Inc. new                                                36,300
     11,900          ENSCO International, Inc.                                      608,328
     3,600      (1)  Grant Prideco, Inc.                                            180,324
     10,000     (1)  Nabors Industries Ltd.                                         812,500
     1,400      (1)  NS Group, Inc.                                                  63,280
     1,200           Rowan Cos., Inc.                                                53,796
     2,000           Schlumberger Ltd.                                              254,900
     3,200      (1)  Stolt Offshore SA                                               40,672
     1,800      (1)  Todco                                                           80,280
     1,200      (1)  Veritas DGC, Inc.                                               54,072
      900       (1)  WH Energy Services, Inc.                                        43,452
     15,200     (1)  Weatherford International Ltd.                                 680,656
                                                                                -----------------
                                                                                -----------------
                         TOTAL ENERGY EQUIPMENT & SERVICES                         2,908,560
                     FOOD & STAPLES RETAILING -1.9%
     13,500          Sysco Corp.                                                    414,180
     17,100          Wal-Mart Stores, Inc.                                          788,481
     1,300      (1)  Wild Oats Markets, Inc.                                         15,717
                         TOTAL FOOD & STAPLES RETAILING                            1,218,378
                     FOOD PRODUCTS--0.8%
     4,000           General Mills, Inc.                                            194,440
     11,500          McCormick Co., Inc.                                            347,415
                         TOTAL FOOD PRODUCTS                                        541,855
                     GAS UTILITIES---0.3%
     2,200           Questar, Inc.                                                  179,256
                     HEALTH CARE EQUIPMENT & SUPPLIES--4.2%
     2,900      (1)  Compex Technologies, Inc.                                       21,576
     11,700     (1)  Cytyc Corp.                                                    352,170
      600       (1)  Integra Lifesciences Corp.                                      23,400
      900            Intuitive Surgical, Inc.                                       123,885
     1,100      (1)  Lifecell Corp.                                                  23,870
     9,800      (1)  Kinetic Concepts, Inc.                                         354,662
     10,500          Medtronic, Inc.                                                592,935
     2,000      (1)  Possis Corp., Inc.                                              19,600
     1,300      (1)  Syneron Medical Ltd.                                            36,166
     12,163     (1)  Varian Medical Systems, Inc.                                   732,334
     6,300      (1)  Zimmer Holdings, Inc.                                          434,385
                         TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                    2,714,983
                     HEALTH CARE PROVIDERS & SERVICES--4.3%
      500       (1)  American Healthways, Inc.                                       22,340
     4,900      (1)  Amicas, Inc.                                                    25,382
     5,000      (1)  Cerner Corp.                                                   225,000
     3,200      (1)  Emageon, Inc.                                                   59,200
     6,100      (1)  Express Scripts, Inc., Class A                                 556,869
      300            LCA Vision, Inc.                                                16,851
      700       (1)  LifePoint Hospitals, Inc.                                       21,595
      600       (1)  Matria Healthcare Inc.                                          25,602
     3,600      (1)  Pediatrix Medical Group                                        315,648
     8,400      (1)  Psychiatric Solutions, Inc.                                    277,116
     3,500      (1)  Q-MED, Inc.                                                     34,650
     10,700          Quest Diagnostics, Inc.                                        528,901
      800       (1)  Sierra Health Services, Inc.                                    31,696
     6,700           UnitedHealth Group, Inc.                                       398,114
     5,925      (1)  United Surgical Partners International, Inc.                   229,653
                         TOTAL HEALTH CARE PROVIDERS & SERVICES                    2,768,617
                     HOTELS, RESTAURANTS & LEISURE--0.8%
     2,673      (1)  Benihana, Inc., Class A                                         61,720
     2,100           Brinker International, Inc.                                     85,470
      700            Penn National Gaming, Inc.                                      22,470
     3,700           Royal Caribbean Cruises Ltd.                                   151,330
     7,000      (1)  Shuffle Master, Inc.                                           177,800
                         TOTAL HOTELS, RESTAURANTS & LEISURE                        498,790
                     HOUSEHOLD DURABLES--0.5%
     2,000           Harman International Industries, Inc.                          220,000
     2,650      (1)  Toll Brothers, Inc.                                             90,100
                         TOTAL HOUSEHOLD DURABLES                                   310,100
                     HOUSEHOLD PRODUCTS--2.8%
     5,200           Colgate-Palmolive Co.                                          285,428
     25,300          Procter & Gamble Co.                                          1,498,519
                         TOTAL HOUSEHOLD PRODUCTS                                  1,783,947
                     IT SERVICES--0.4%
     2,400      (1)  Covansys Corp.                                                  36,480
     4,100      (1)  Cognizant Technology Solutions Corp.                           214,717
     2,400      (1)  MPS Group, Inc.                                                 34,104
                         TOTAL IT SERVICES                                          285,301
                     INDUSTRIAL CONGLOMERATES--2.8%
     5,200           3M Co.                                                         378,300
     39,400          General Electric Co.                                          1,290,350
     2,300           Walter Industries, Inc.                                        145,475
                         TOTAL INDUSTRIAL CONGLOMERATES                            1,814,125
                     INSURANCE---2.8%
     5,000           AMBAC Financial Group, Inc.                                    384,050
     10,700          American International Group Inc.                              700,422
     11,400          HCC Insurance Holdings, Inc.                                   354,084
     2,700      (1)  Navigators Group, Inc.                                         120,609
     5,900           State Auto Financial Corp.                                     226,973
                         TOTAL INSURANCE                                           1,786,138
                     INTERNET & CATALOG RETAIL--0.5%
     7,500      (1)  eBay, Inc.                                                     323,250
                     INTERNET SOFTWARE & SERVICES--0.5%
      800       (1)  Aquantive, Inc.                                                 20,808
     3,000      (1)  Earthlink, Inc.                                                 34,260
     3,800      (1)  Hurray Holdings Co. Ltd.                                        32,505
      400       (1)  J2 Global Communications                                        19,100
     1,800      (1)  Openwave System, Inc.                                           38,808
     1,200      (1)  Radivision Ltd.                                                 21,768
     5,000      (1)  Yahoo                                                          171,700
                         TOTAL INTERNET SOFTWARE & SERVI CES                        338,949
                     MACHINERY--3.2%
     3,300      (1)  Accuride Corp.                                                  42,405
      200       (1)  American Railcar Industries, Inc.                               5,976
     6,500           Caterpillar, Inc.                                              441,350
      300            Freightcar America, Inc.                                        17,223
     16,600          Graco, Inc.                                                    666,988
     5,250           Harsco Corp.                                                   415,905
     1,800           JLG Industries, Inc.                                            98,064
     6,400           Joy Global, Inc.                                               345,856
                         TOTAL MACHINERY                                           2,033,767
                     MEDIA--0.9%
     1,100      (1)  Dreamworks Animation SKG, Inc.                                  29,480
     22,000          Time Warner, Inc. New                                          385,660
     5,700      (1)  XM Satellite Radio Holdings, Inc., Class A                     149,226
                         TOTAL MEDIA                                                564,366
                     METALS & MINING--2.4%
     5,100      (1)  Bema Gold, Corp.                                                21,063
     1,700      (1)  Charparral Steel Co., Del                                       69,785
     3,500           Cleveland Cliffs, Inc.                                         377,475
     3,800      (1)  Coeur D Alene Mines Corp. Idaho                                 19,684
     2,100           Fording Canadian Coal Trust                                     85,722
     2,200           Foundation Coal Holdings, Inc.                                  97,812
     2,200           Mesabi Trust                                                    45,694
     1,400      (1)  Oregon Steel Mills, Inc.                                        57,638
     6,200           Peabody Energy Corp.                                           616,962
     2,700           Steel Dynamics, Inc.                                           125,334
                         TOTAL METALS & MINING                                     1,517,169
                     MULTILINE RETAIL--1.0%
     1,300           Dollar Tree Stores, Inc.                                        32,227
     11,000          Target Corp.                                                   602,250
                         TOTAL MULTILINE RETAIL                                     634,477
                     OIL & GAS--5.3%
     6,900           Conocophillips                                                 446,430
     2,500           EOG Resources, Inc.                                            211,350
     32,500          Exxon Mobil Corp.                                             2,039,375
      800            Tesoro Petroleum Corp.                                          57,976
     12,700          XTO Energy, Inc.                                               623,316
                         TOTAL OIL & GAS                                           3,378,447
                     OIL, GAS & CONSUMABLE FUELS--2.2%
     2,500           Burlington Resources, Inc.                                     228,150
     10,000          Chevron Corp.                                                  593,800
     3,848           CONSOL Energy Inc.                                             280,519
     1,200           Frontier Oil Corp.                                              56,868
      900            Massey Energy Corp.                                             37,125
     4,100           Pioneer Natural Resources Co.                                  217,710
                         TOTAL OIL, GAS & CONSUMABLE FUELS                         1,414,172
                     PERSONAL PRODUCTS--0.4%
      500       (1)  Herbalife Ltd.                                                  17,300
     5,900           Estee Lauder Cos., Inc., Class A                               215,173
                         TOTAL PERSONAL PROCUCTS                                    232,473
                     PHARMACEUTICALS--8.0%
     6,500           Abbott Laboratories                                            280,475
     3,100      (1)  Acadia Pharmaceuticals Inc.                                     40,672
     1,100           Alpharma, Inc.                                                  36,795
     3,200      (1)  Anormed, Inc.                                                   17,792
     6,000      (1)  Caremark RX, Inc.                                              295,800
     25,000          Johnson & Johnson                                             1,438,500
     3,800           Lilly (Eli) & Co.                                              215,156
     7,300           Novartis AG                                                    402,668
     52,000          Pfizer, Inc.                                                  1,335,360
     2,800      (1)  Pozen, Inc.                                                     45,416
     7,408      (1)  Sepracor, Inc.                                                 421,589
     13,000          Wyeth                                                          601,250
                         TOTAL PHARMACEUTICALS                                     5,131,473
                     REAL ESTATE--0.2%
     1,700           St. Joe Co.                                                    107,865
                     ROAD & RAIL--0.1%
     3,000           J.B. Hunt Transport Services, Inc.                              71,400
                     SEMICONDUCTOR  EQUIPMENT & PRODUCTS--3.9%
      500       (1)  Ade Corp.                                                       16,265
     2,200           Advanced Energy Industries, Inc.                                34,518
     13,300     (1)  Advanced Micro Devices, Inc.                                   556,738
     3,200      (1)  Cypress Semiconductor Corp.                                     54,176
      400       (1)  Fairchild Semiconcuctor International                           7,980
     12,600     (1)  Genesis Microchip, Inc.                                        231,840
     22,700          Intel Corp.                                                    482,829
     12,100     (1)  International Rectifier Corp.                                  440,077
     1,900      (1)  Kulicke & Soffa Industries, Inc.                                21,261
     1,600      (1)  Lam Research Corp.                                              74,288
     5,500           Microchip Technology, Inc.                                     206,305
     4,900      (1)  ON Semiconductor Corp.                                          36,799
     5,100           RF Micro Devices, Inc.                                          37,128
      400            Silicon Laboratories, Inc.                                      19,692
     9,000           Texas Instruments, Inc.                                        263,070
     1,500           Trident Microsystems, Inc.                                      39,180
                         TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                  2,522,146
                     SOFTWARE--5.1%
     11,900          Activision, Inc. New                                           170,646
     5,000      (1)  Ansys, Inc.                                                    219,300
     8,700      (1)  Cadence Design Systems, Inc.                                   153,642
     6,600      (1)  Electronic Arts, Inc.                                          360,228
     3,800      (1)  Lawson Software, Inc.                                           27,968
     1,000           Manhattan Associates, Inc.                                      21,760
     1,500      (1)  Mentor Graphics Corp.                                           16,500
     69,000          Microsoft Corp.                                               1,942,350
     4,900           Opsware, Inc.                                                   35,868
     15,700     (1)  Oracle Corp.                                                   197,349
     2,100      (1)  Quest Software, Inc.                                            33,264
     2,400      (1)  RSA Security, Inc.                                              36,888
     1,500           Sonic Solutions                                                 25,125
     4,100           Tibco Software, Inc.                                            32,759
                         TOTAL SOFTWARE                                            3,273,647
                     SPECIALTY RETAIL--5.0%
     1,900           Abercrombie and Fitch Co.                                      126,141
     7,300           American Eagle Outfitters, Inc.                                196,954
     4,800      (1)  Bed Bath & Beyond, Inc.                                        179,568
     2,300           Best Buy Co., Inc.                                             116,518
     6,800      (1)  Chicos Fas, Inc.                                               296,208
     3,050      (1)  GameStop Corp.                                                 122,945
     21,300          Home Depot, Inc.                                               863,715
     5,700           Lowe's Cos., Inc.                                              362,235
     8,900           Michaels Stores, Inc.                                          299,307
     1,950      (1)  Rent A Center, Inc. New                                         39,975
     9,100           Ross Stores, Inc.                                              259,350
     6,100      (1)  Urban Outfitters, Inc.                                         166,591
     4,200      (1)   Williams-Sonoma, Inc.                                         167,076
                         TOTAL SPECIALTY RETAIL                                    3,196,583
                     TEXTILE, APPAREL & LUXURY--0.6%
     5,900           Coach, Inc.                                                    212,105
     2,200           Nike, Inc.                                                     178,090
                         TOTAL TEXTILE, APPAREL & LUXURY                            390,195
                     THRIFTS & MORTGAGE FINANCE--0.1%
     3,705           Commercial Capital Bancorp, Inc.                                57,835
                     TOBACCO--1.1%
     10,000          Altria Group, Inc.                                             723,400
                     TRADING COMPANIES & DISTRIBUTORS--0.5%
     3,600           Fastenal Co.                                                   137,340
     6,300      (1)  United Rentals, Inc.                                           184,653
                         TOTAL TRADING COMPANIES & DISTRIBUTORS                     321,993
                         TOTAL COMMON
                         STOCKS
                         (IDENTIFIED COST $54,691,497)                             62,380,204
                     MUTUAL FUNDS---3.4%(2)
    678,386          MTB Money Market Fund, Institutional I Shares                  678,386
   1,510,311         MTB Prime Money Fund, Institutional Shares                    1,510,311
                         TOTAL MUTUAL
                         FUNDS
                         (AT NET ASSET VALUE)                                      2,188,697
                     TOTAL INVESTMENTS---100.6%
                     (IDENTIFIED COST $56,880,194)(3)                              64,568,901
                     OTHER ASSETS AND LIABILITIES---NET--(0.6)%                     (378,509)
                     TOTAL NET ASSETS--100%                                   $     64,190,392

===========================================================================================

     1 Non-income producing.
     2 Affiliated company.
     3 At January 31, 2006, the cost of investments for federal tax purposes was $56,880,194. The net unrealized appreciation of investments for federal tax purposes was $7,688,707. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,063,035 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,374,328.

Note:        The categories of investments are shown as a percentage of total net assets at January 31, 2006.

     Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S.
dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices provided by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.
Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.








MTB NEW YORK MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

    Principal
      Amount                                                                         Value

                      MUNICIPAL BONDS--97.5%(1)
                      GUAM--0.5%
                      SINGLE FAMILY HOUSING-0.5%
 $   375,000          Guam Housing Corp., State Single Family Housing
                      Revenue Bonds, 5.75%, 9/1/2031                          $     416,434
                      NEW YORK--90.6%
                      DEVELOPMENT--4.6%
    1,000,000         Geneva, NY, Revenue Bond (Project A), 5.375%,
                      2/1/2033                                                     1,058,500
    1,000,000         Montgomery County, NY, IDA, Revenue Bonds (Series
                      A), 5.00% (XL Capital Assurance Inc. INS), 7/1/2029          1,037,160
     250,000          New York, NY City Industrial Agency, Refunding
                      Revenue Bonds, 2.00% (FSA INS), 11/15/2006                    246,862
     500,000          New York, NY City Industrial Agency, Revenue Bonds
                      , 5.00% (XL Capital Assurance Inc. INS), 6/1/2035             520,595
      85,000          Onondaga County, NY, IDA, University and College
                      Improvements Revenue Bonds, 5.00%, 3/1/2009                    87,882
     155,000          Schenectady, NY, IDA (Series A), 5.45% (Union
                      College)/(AMBAC INS)/(Original Issue Yield:
                      5.467%), 12/1/2029                                            167,250
     300,000          Schenectady, NY Metroplex Development Authority
                      Revenue, Revenue Bonds (Series A), 4.00%,
                      12/15/2006                                                    301,107
     320,000          Utica, NY, IDA Civic Facility (Series A), 5.375%
                      (Munson Williams Proctor)/(Original Issue Yield:
                      5.45%), 7/15/2019                                             340,982
     425,000          Utica, NY, IDA Civic Facility (Series A), Revenue
                      Bond, 5.50% (Munson Williams Proctor), 7/15/2029              452,719
                          TOTAL DEVELOPMENT                                        4,213,057
                      FACILITIES--1.1%
     915,000          Canton, NY, Human Services, 5.75% (Original Issue
                      Yield: 5.80%), 9/1/2032                                       975,957
                      GENERAL--11.4%
      50,000          Broome County, NY, Certificate of Participation,
                      5.25% (MBIA Insurance Corp. INS)/(Original Issue
                      Yield: 5.578%), 4/1/2022                                       50,153
    1,000,000         Grand Central, NY, District Management
                      Association, Inc., Refunding Bond , 5.00%, 1/1/2021          1,048,220
     870,000          Municipal Assistance Corp. of Troy, NY, Revenue
                      Refunding Bonds (Series A) , 5.00% (Original Issue
                      Yield: 5.40%), 1/15/2010                                      896,030
    1,450,000         Nassau County, NY, Refunding Revenue Bonds (Series
                      A), 5.00%, 11/15/2024                                        1,532,084
     500,000          Nassau County, NY, Special Tax, 5.75% (Original
                      Issue Yield: 5.18%), 11/15/2013                               550,450
     135,000          New York City, NY, Transitional Finance Authority,
                      Refunding Revenue Bonds, 5.50% (Original Issue
                      Yield: 4.62%), 2/1/2013                                       147,440
     500,000          New York City, NY, Transitional Finance Authority,
                      Refunding Revenue Bond (Series A-1), 5.00%,
                      11/1/2021                                                     532,730
     875,000          New York City, NY, Transitional Finance Authority,
                      Revenue Bonds, 5.75%, 2/15/2015                               960,137
    1,500,000         New York City, NY, Transitional Finance Authority,
                      Revenue Bonds - Public Imps., Refunding Notes,
                      5.00% (Original Issue Yield: 5.04%), 2/1/2031                1,550,520
    1,000,000         New York City, NY, Transitional Finance Authority,
                      Future Tax Secured Bonds (2003 Series E), 5.00%,
                      2/1/2033                                                     1,030,650
    2,000,000         Sales Tax Asset Receivable Corp., Revenue Bonds
                      (Series A), 5.00%, 10/15/2029                                2,095,460
                          TOTAL GENERAL                                            10,393,874
                      GENERAL OBLIGATION-9.5%
      50,000          Lakewood, NY, GO UT Public Improvement Bonds,
                      5.50% (Original Issue Yield: 5.70%), 4/1/2012                  50,620
     250,000          Nassau County, NY (Series S), 5.125% (AMBAC
                      INS)/(Original Issue Yield: 5.35%), 3/1/2013                  257,890
     500,000          Nassau County, NY, GO (Series F), 7.00% (FSA INS),
                      3/1/2010                                                      565,055
     230,000          New York City, NY, GO UT (Series I) Bonds, 6.25%
                      (Original Issue Yield: 5.85%), 4/15/2006                      231,391
     500,000          New York City, NY, UT GO Bonds (Series 2000A),
                      5.75% (Original Issue Yield: 5.79%), 5/15/2018                550,930
    1,000,000         New York City, NY, UT GO Bonds (Fiscal 2004 Series
                      I), 5.00%, 8/1/2022                                          1,044,690
    2,500,000         New York City, NY, 5.00%, 6/1/2023                           2,614,625
    1,000,000         Orange County, NY, UT GO Refunding Bonds (Series
                      A), 5.00%, 7/15/2018                                         1,096,810
    1,580,000         Orange County, NY, GO UT, 5.10% (Original Issue
                      Yield: 5.29%), 7/15/2019                                     1,660,153
     510,000          Utica, NY, GO, 5.50%, 8/15/2013                               551,871
                          TOTAL GENERAL OBLIGATION                                 8,624,035
                      HIGHER EDUCATION-11.0%
    3,000,000         New York State Dormitory Authority, Revenue Bonds,
                      7.50%, 5/15/2013                                             3,682,020
      20,000          New York State Dormitory Authority, Refunding
                      Revenue Bonds (Series B), 5.25% (Original Issue
                      Yield: 5.75%), 5/15/2019                                       21,871
    1,000,000         New York State Dormitory Authority, Revenue
                      Refunding Bonds, 5.30% (Rochester, NY)/(MBIA
                      Insurance Corp. INS)/(Original Issue Yield:
                      5.475%), 7/1/2017                                            1,036,480
    1,000,000         New York State Dormitory Authority, Refunding
                      Revenue Bonds, 5.30% (Cornell
                      University)/(Original Issue Yield: 5.40%), 7/1/2008          1,027,190
     980,000          New York State Dormitory Authority, Prerefunded
                      Revenue Bonds 2005 Mental Health Series D, 5.125%
                      (Original Issue Yield: 5.33%), 8/15/2017                     1,016,525
      10,000          New York State Dormitory Authority, Unrefunded
                      Revenue Bond 2005 Mental Health (Series D), 5.125%
                      (Original Issue Yield: 5.33%), 8/15/2017                       10,346
    1,000,000         New York State Dormitory Authority, Rochester
                      University, 5.125%, 7/1/2039                                 1,033,440
     425,000          New York State Dormitory Authority (Series C),
                      7.375% (Original Issue Yield: 7.471%), 5/15/2010              477,398
    1,575,000         New York State Dormitory Authority (Series C),
                      7.375% (Original Issue Yield: 7.471%), 5/15/2010             1,700,606
      25,000          New York State HFA, Revenue Refunding Bonds, 7.90%
                      (United States Treasury COL), 11/1/2006                        25,526
                          TOTAL HIGHER EDUCATION                                   10,031,402
                      HOUSING--2.8%
    1,355,000         East Rochester, NY, Housing Authority, Refunding
                      Revenue Bonds, 6.125% (Original Issue Yield:
                      5.375%), 4/20/2043                                           1,489,971
    1,000,000         New York State HFA (Series A), 7.75% (FHA
                      INS)/(Original Issue Yield: 7.748%), 8/15/2017               1,020,800
                          TOTAL HOUSING                                            2,510,771
                      MEDICAL-9.3%
     750,000          Chemung County, NY, IDA, 5.00% (Arnot Ogden
                      Medical Center)/(Original Issue Yield: 5.02%),
                      11/1/2034                                                     764,175
    1,000,000         Chemung County, NY, IDA (Series B), 5.00%
                      (Original Issue Yield: 4.999%), 11/1/2034                    1,018,900
    1,000,000         Monroe County, NY, IDA, Civic Facilities Revenue
                      Bond, 5.00% (Highland Hospital Rochester Project),
                      8/1/2025                                                     1,007,900
    1,000,000         New York City, NY Health and Hospitals Corp.,
                      (Series A), 5.45% (Original Issue Yield: 5.48%),
                      2/15/2026                                                    1,041,090
     750,000          New York State Dormitory Authority, FHA Insured
                      Mortgage Ellis Hospital Revenue Bond, 5.05% (FHA
                      INS), 8/15/2024                                               783,232
    1,000,000         New York State Dormitory Authority, United Health
                      Services, 5.375% (AMBAC INS)/(Original Issue
                      Yield: 5.573%), 8/1/2027                                     1,052,380
    1,000,000         New York State Dormitory Authority, Revenue Bond
                      (Series J), 5.00% (Brookdale Hospital Medical
                      Center)/(AMBAC INS)/(Original Issue Yield: 5.10%),
                      2/15/2010                                                    1,044,040
    1,000,000         New York State Dormitory Authority, Health,
                      Hospital, Nursing Home Improvement Revenue Bonds,
                      5.10% (AMBAC INS), 2/1/2019                                  1,049,940
     125,000          New York State Dormitory Authority, Revenue Bonds
                      (Series D), 4.70% (Original Issue Yield: 4.75%),
                      8/15/2007                                                     127,415
     300,000          New York State Dormitory Authority, Refunding
                      Revenue Bonds (Series A), 5.50% (Obligated
                      Group)/(MBIA Insurance Corp. INS), 7/1/2011                   320,067
     275,000          Tompkins, NY Health Care Corp., 10.80% (FHA INS),
                      2/1/2028                                                      308,061
                          TOTAL MEDICAL                                            8,517,200
                      MULTIFAMILY HOUSING-3.9%
     240,000          East Rochester, NY, Housing Authority, Revenue
                      Bond (Series A), 5.05% (St. John's Health Care
                      Corp.)/(FHA INS), 8/1/2007                                    241,687
     125,000          Holiday Square Housing Development Corp., NY,
                      Section 8 Assisted Project, 5.80% (Holiday Square
                      Management Co.)/(FNMA COL)/(Original Issue Yield:
                      5.943%), 1/15/2024                                            125,110
     975,000          New Rochelle, NY, Municipal Housing Authority,
                      Revenue Bonds, 6.50% (HUD Section 8 GTD)/(Original
                      Issue Yield: 6.803%), 12/1/2014                              1,065,070
      10,000          New York State HFA (Series A), 6.90%, 8/15/2007                10,022
     635,000          New York State HFA, Service Contract Obligation
                      Revenue Bonds (Series 1995 A), 6.25% (Original
                      Issue Yield: 6.35%), 9/15/2010                                659,016
     885,000          New York State HFA, Service Contract Obligation
                      Revenue Bonds (Series 1995 A), 6.375% (Original
                      Issue Yield: 6.45%), 9/15/2015                                926,418
     365,000          New York State HFA, Service Contract Obligation
                      Revenue Bonds (Series 1995 A), 6.25% (Original
                      Issue Yield: 6.35%), 9/15/2010                                372,530
     160,000          Riverton Housing Corp., Revenue Bonds, 6.65% (FHA
                      INS), 8/1/2024                                                172,987
                          TOTAL MULTIFAMILY HOUSING                                3,572,840
                      NURSING HOMES-2.0%
     500,000          Appleridge Retirement Community, Revenue Bonds,
                      5.60% (GNMA Collateralized Home Mortgage
                      Program)/(GNMA Collateralized Home Mortgage
                      Program COL), 9/1/2021                                        542,650
     350,000          New York State Dormitory Authority, Revenue Bonds,
                      5.85% (Wesley Health System)/(FHA INS), 8/1/2026              367,829
     395,000          New York State HFA, Refunding Revenue Bonds
                      (Series A), 4.65% (MBIA Insurance Corp. INS),
                      11/1/2007                                                     403,516
     460,000          Tompkins County, NY IDA, Revenue Bonds, 6.05%
                      (Ithacare Center Project)/(FHA INS), 2/1/2017                 471,054
                          TOTAL NURSING HOMES                                      1,785,049
                      POLLUTION-1.2%
      75,000          New York State Environmental Facilities Corp.,
                      Refunding Revenue Bonds, 5.20% (Original Issue
                      Yield: 5.20%), 5/15/2014                                       81,962
    1,040,000         New York State Environmental Facilities Corp.,
                      Revenue Bonds, 5.85%, 1/15/2015                              1,062,994
                          TOTAL POLLUTION                                          1,144,956
                      SCHOOL DISTRICT-3.6%
    1,000,000         Mahopac, NY, CSD, GO UT (Series C), Bonds, 5.30%
                      (Original Issue Yield: 5.35%), 6/1/2018                      1,076,040
    1,000,000         North Babylon Union Free School District, NY
                     (Series A), 5.50% (FGIC INS)/(Original Issue
                      Yield: 5.57%), 2/15/2017                                     1,081,080
     100,000          Oriskany, NY,  CSD, Refunding UT GO Bonds, 4.00%
                      (FGIC INS), 6/15/2006                                         100,292
    1,000,000         Webster, NY, CSD (GO UT), 5.125% (FGIC
                      INS)/(Original Issue Yield: 5.40%), 6/15/2019                1,064,400
                          TOTAL SCHOOL DISTRICT                                    3,321,812
                      SINGLE FAMILY HOUSING-2.5%
     200,000          Albany, NY, Housing Authority, Revenue Bond, 5.20%
                      (Key Bank, N.A. LOC), 12/1/2013                               207,728
     150,000          Albany, NY, Housing Authority, Revenue Bonds,
                      5.40% (Key Bank, N.A. LOC), 12/1/2018                         156,084
     200,000          Albany, NY, Housing Authority, Revenue Bonds,
                      5.50% (Key Bank, N.A. LOC), 12/1/2028                         205,888
     300,000          New York State Mortgage Agency, Revenue Refunding
                      Bonds (Series 53), 5.25%, 10/1/2006                           302,781
     865,000          New York State Mortgage Agency (Refunding Revenue
                      Bonds), 5.70% (Original Issue Yield: 5.70%),
                      4/1/2011                                                      893,234
     480,000          New York State Mortgage Agency (Series 67), 5.80%
                      (Original Issue Yield: 5.799%), 10/1/2028                     494,357
                          TOTAL SINGLE FAMILY HOUSING                              2,260,072
                      SPECIAL PURPOSE-5.6%
    1,110,000         New York Counties Tobacco Trust II, Refunding
                      Revenue Bonds, 5.25% (Original Issue Yield:
                      5.30%), 6/1/2025                                             1,122,721
    1,430,000         Tobacco Settlement Financing Corp., NY (Series
                      A-1), 5.25% (Original Issue Yield: 4.00%), 6/1/2016          1,519,976
     500,000          Tobacco Settlement Financing Corp., NY (Series A),
                      5.00%, 6/1/2011                                               502,765
     440,000          Tobacco Settlement Financing Corp., NY, Revenue
                      Bond (Series C-1), 5.50%, 6/1/2010                            441,610
     400,000          Tobacco Settlement Financing Corp., NY, Asset
                      Backed Revenue Bonds (Series C-1), 5.25% (New York
                      State), 6/1/2013                                              415,760
    1,000,000         TSASC, Inc. NY, Cash flow management, Public
                      Improvements, 6.25%, 7/15/2027                               1,061,180
                          TOTAL SPECIAL PURPOSE                                    5,064,012
                      TRANSPORTATION-14.7%
     435,000          Albany, NY, Parking Authority (Series A), 5.00%
                      (Original Issue Yield: 4.79%), 7/15/2008                      447,028
     500,000          Albany, NY Parking Authority (Series A), 5.625%
                      (Original Issue Yield: 5.75%), 7/15/2025                      532,225
    1,300,000         Metropolitan Transportation Authority, NY, Revenue
                      Bonds (Series B), 5.00%, 11/15/2031                          1,340,014
    1,000,000         New York State Thruway Authority (Series F), 5.00%
                      (AMBAC LOC), 1/1/2030                                        1,044,200
     130,000          New York State Thruway Authority-Highway & Bridge
                      Trust Fund, Revenue Bonds (Series B), 2.00%,
                      4/1/2006                                                      129,747
    1,000,000         New York State Thruway Authority (Series 2000A) ,
                      6.25% (New York State Thruway Authority-Highway &
                      Bridge Trust Fund)/(FSA INS), 4/1/2011                       1,115,180
     655,000          New York State Thruway Authority-Highway & Bridge
                      Trust Fund, Unrefunded Revenue Bond (Series A),
                      5.125% (FGIC INS), 4/1/2011                                   691,772
    2,755,000         New York State Thruway Authority, Refunding
                      Revenue Bond (Series A), 5.00%, 3/15/2021                    2,936,610
      25,000          Niagara Falls, NY Bridge Commission (Series B),
                      5.25% (FGIC INS)/(Original Issue Yield: 5.35%),
                      10/1/2015                                                      27,185
     640,000          Triborough Bridge & Tunnel Authority, NY (Series
                      A), 5.00% (Original Issue Yield: 5.24%), 1/1/2027             659,283
    3,500,000         Triborough Bridge & Tunnel Authority, NY (Series
                      Y), Refunding Revenue Bond, 6.125% (CapMAC
                      Holdings, Inc.)/(CapMAC Holdings, Inc.
                      LOC)/(Original Issue Yield: 6.20%), 1/1/2021                 4,272,135
     235,000          Triborough Bridge & Tunnel Authority, NY,
                      Refunding Revenue Bonds, 6.75% (Original Issue
                      Yield: 6.821%), 1/1/2009                                      250,388
                          TOTAL TRANSPORTATION                                     13,445,767
                      UTILITIES-5.2%
    1,000,000         New York City, NY, Municipal Water Finance
                      Authority, Revenue Bonds, 5.50% (MBIA Insurance
                      Corp. INS)/(Original Issue Yield: 5.855%),
                      6/15/2027                                                    1,039,470
    1,000,000         New York City, NY, Municipal Water Finance
                      Authority, Fiscal 2004-C Revenue Bonds, 5.00%
                      (AMBAC INS), 6/15/2035                                       1,037,690
    1,000,000         New York City, NY, Municipal Water Finance
                      Authority (Series C), 5.125% (Original Issue
                      Yield: 5.43%), 6/15/2033                                     1,033,230
    1,500,000         New York City, NY, Municipal Water Finance
                      Authority, Refunding Revenue Bonds (Series B),
                      5.00%, 6/15/2018                                             1,595,325
                          TOTAL UTILITIES                                          4,705,715
                      WATER-2.2%
      40,000          Erie County, NY Water Authority (Series A), 6.00%
                      (AMBAC INS)/(Original Issue Yield: 7.25%),
                      12/1/2008                                                      41,763
     430,000          New York State Environmental Facilities Corp.,
                      5.00%, 10/15/2015                                             455,576
    1,000,000         New York State Environmental Facilities Corp.
                      State Clean Water and Drinking Water, Revolving
                      Revenue Bonds , 5.00%, 6/15/2016                             1,063,920
     400,000          New York State Environmental Facilities Corp.,
                      5.875%, 1/15/2017                                             434,248
                          TOTAL WATER                                              1,995,507
                          TOTAL NEW YORK                                           82,562,026
                      PUERTO RICO--3.8%
                      DEVELOPMENT--0.0%
      25,000          Puerto Rico Industrial, Medical & Environmental
                      PCA, Revenue Bonds, 5.10% (American Home Products
                      Corp.)/(Original Issue Yield: 5.30%), 12/1/2018                25,532
                      FACILITIES--1.3%
    1,000,000         Puerto Rico Public Building Authority, Refunding
                      Revenue Bonds, 5.50%, 7/1/2016                               1,132,200
                      GENERAL OBLIGATION-0.7%
     550,000          Commonwealth of Puerto Rico, (GO UT), 7.00%,
                      7/1/2010                                                      628,969
                      TRANSPORTATION-1.8%
    1,390,000         Puerto Rico Highway and Transportation Authority,
                      Refunded Revenue Bond (Series Y), 6.25% (MBIA
                      Insurance Corp. INS), 7/1/2014                               1,637,142
                          TOTAL PUERTO RICO                                        3,423,843
                      SOUTH CAROLINA--0.6%
                      SPECIAL PURPOSE-0.6%
     500,000          Tobacco Settlement Revenue Management Authority,
                      SC (Series B), 6.375% (Original Issue Yield:
                      6.48%), 5/15/2030                                             559,280
                      WISCONSIN--2.0%
                      SPECIAL PURPOSE-2.0%
    1,760,000         Badger, WI Tobacco Asset Securitization Corp.,
                      Refunding Revenue Bonds, 6.125%, 6/1/2027                    1,865,723
                     TOTAL MUNICIPAL BONDS (IDENTIFIED COST
                          $86,285,494)                                             88,827,306

                      SHORT-TERM MUNICIPALS--1.6%(2)
                      NEW YORK--1.6 %
                      GENERAL OBLIGATION-1.6%
     300,000          New York City, NY (1994 Series A-4), Daily VRDNs
                      (JPMorgan Chase Bank, N.A. LOC), 3.070%, 2/1/2006             300,000
    1,200,000         New York City, NY Municipal Water Finance
                      Authority (Series 2001 F-1), Daily VRDNs (Dexia
                      Credit Local LIQ), 3.070%, 2/1/2006                          1,200,000
                          TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)          1,500,000
                       TOTAL MUNICIPAL INVESTMENTS---99.1%
                      ===================================================
                           (IDENTIFIED COST $87,785,494)(3)                        90,327,306
                          OTHER ASSETS AND LIABILITIES--NET--0.9%                     774,655
                          TOTAL NET ASSETS---100%                             $    91,101,961

===========================================================================================

     1 At January 31, 2006, 3.8% of the total investments at market value were subject to alternative minimum tax.
     2 Current rate and next reset date shown for Variable Rate Demand Notes. 3
     The cost of investments for federal tax purposes amounts to $87,757,503. The net unrealized appreciation of investments on a federal tax basis amounts to $2,569,803. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,865,610 and net unrealized depreciation from investments for those securities having an escess of cost over value of $295,807.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

            Investment Valuation -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which may vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.
   Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the New York Stock Exchange are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
COL         --Collateralized
CSD         --Central School District
FGIC        --Financial Guaranty Insurance Company
FHA         --Federal Housing Administration
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
HFA         --Housing Finance Authority
IDA         --Industrial Development Authority
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
PCA         --Pollution Control Authority
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes








MTB NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

    Principal
      Amount                                                                         Value

                      SHORT-TERM MUNICIPALS--97.2%(1)(,2)
                      NEW YORK--97.2%
 $  5,000,000         Ardsley, NY, Union Free School District, 3.75%
                      Bonds (State Aid Withholding LOC), 6/16/2006           $     5,019,436
    1,750,000         Clinton County, NY, IDA (Series 2002A), Weekly
                      VRDNs (Champlain Valley Physicians Hospital
                      Medical Center)/(Radian Asset Assurance INS)/(Key
                      Bank, N.A. LIQ), 3.010%, 2/2/2006                            1,750,000
    1,755,000         Dutchess County, NY, IDA (Series 1998-A), Weekly
                      VRDNs (Marist College)/(Bank of New York LOC),
                      3.000%, 2/2/2006                                             1,755,000
    1,455,000         Erie County, NY, IDA (Series 2002: Civic Facility
                      Revenue Bonds), Weekly VRDNs (People, Inc.)/(Key
                      Bank, N.A. LOC), 3.100%, 2/2/2006                            1,455,000
    4,500,000         Fayetteville-Manlius, NY, CSD, UT GO, 3.00% Bonds,
                      6/24/2006                                                    4,504,795
    2,240,000         Herkimer County, NY, IDA, Civic Facility Revenue
                      Bonds (Series 2000), Weekly VRDNs (Templeton
                      Foundation)/(Key Bank, N.A. LOC), 3.100%, 2/2/2006           2,240,000
    5,000,000         Marlboro, NY, CSD, 3.75% BANs (State Aid
                      Withholding LOC), 4/13/2006                                  5,008,027
    4,505,000         Metropolitan Transportation Authority, NY (Series
                      2002D-2), Weekly VRDNs (FSA INS)/(Dexia Credit
                      Local LIQ), 2.970%, 2/2/2006                                 4,505,000
    4,000,000         Monroe County, NY, IDA (Series 2005), Weekly VRDNs
                      (St. John Fisher College)/(Bank of America N.A.
                      LIQ)/(Radian Group, Inc. LOC), 2.990%, 2/1/2006              4,000,000
    2,750,000         New York City, NY, Housing Development Corp.,
                      (Series A), Weekly VRDNs, 2.990%, 2/1/2006                   2,750,000
    3,600,000         New York City, NY, IDA (Series 2000), Weekly VRDNs
                      (National Center on Addiction and Substance Abuse
                      at Columbia University)/(JPMorgan Chase Bank, N.A.
                      LOC), 3.100%, 2/2/2006                                       3,600,000
    1,800,000         New York City, NY, IDA, Revenue Bonds Weekly VRDNs
                      (Children's Oncology Society)/(Bank of New York
                      LOC), 2.990%, 2/1/2006                                       1,800,000
     800,000          New York City, NY, Municipal Water Finance
                      Authority Daily VRDNs (FGIC INS)/(FGIC Securities
                      Purchase, Inc. LIQ), 3.050%, 2/1/2006                         800,000
    1,100,000         New York City, NY, Municipal Water Finance
                      Authority (Series 2001 F-2), Weekly VRDNs
                      (JPMorgan Chase Bank, N.A. LIQ), 2.990%, 2/1/2006            1,100,000
    2,600,000         New York City, NY, Municipal Water Finance
                      Authority (Series C), Daily VRDNs (FGIC INS)/(FGIC
                      Securities Purchase, Inc. LIQ), 3.050%, 2/1/2006             2,600,000
    5,000,000         New York City, NY, Transitional Finance Authority
                      (Series A-1), 4.50% Bonds, 11/1/2006                         5,049,610
    1,400,000         New York City, NY, Weekly VRDNs, 3.030%, 2/1/2006            1,400,000
    3,150,000         New York City, NY (1994 Series A-4), Daily VRDNs
                      (JPMorgan Chase Bank, N.A. LOC), 3.070%, 2/1/2006            3,150,000
    3,000,000         New York City, NY (1994 Series A-5), Daily VRDNs
                      (KBC Bank NV LOC), 3.050%, 2/1/2006                          3,000,000
     500,000          New York City, NY (1994 Series A-8), Daily VRDNs
                      (JPMorgan Chase Bank, N.A. LOC), 3.050%, 2/1/2006             500,000
    2,100,000         New York City, NY (1994 Series A-8), Daily VRDNs,
                      3.050%, 2/1/2006                                             2,100,000
    3,300,000         New York City, NY (1994 Series H-2), Daily VRDNs
                      (MBIA Insurance Corp. INS)/(Commerzbank AG,
                      Frankfurt LOC)/(Wachovia Bank N.A. SA), 3.070%,
                      2/1/2006                                                     3,300,000
    1,500,000         New York City, NY (1995 Series B-4), Daily VRDNs
                      (MBIA Insurance Corp. INS)/(Landesbank
                      Hessen-Thueringen (GTD) SA), 3.050%, 2/1/2006                1,500,000
     800,000          New York City, NY (1995 Series B-7), Daily VRDNs
                      (AMBAC INS), 3.050%, 2/1/2006                                 800,000
    3,200,000         New York City, NY (1995 Series F-2), Weekly VRDNs,
                      3.000%, 2/1/2006                                             3,200,000
    1,475,000         New York City, NY (1995 Series F-4), Weekly VRDNs
                      (Landesbank Hessen-Thueringen (GTD) LOC), 2.980%,
                      2/1/2006                                                     1,475,000
    5,000,000         New York City, NY (Series G), 5.00% Bonds, 8/1/2006          5,043,992
    5,460,000         New York State Dormitory Authority, Mental Health
                      Services (2003 Subseries D-2D), Weekly VRDNs (New
                      York State)/(AMBAC INS)/(Landesbank
                      Baden-Wuerttemberg (GTD) LIQ), 3.000%, 2/2/2006              5,460,000
    1,140,000         New York State Dormitory Authority (Series F-1),
                      4.00% Bonds, 2/15/2006                                       1,140,717
    3,500,000         New York State HFA Weekly VRDNs (Special Surgery
                      Hospital)/(JPMorgan Chase Bank, N.A. LOC), 2.980%,
                      2/1/2006                                                     3,500,000
    4,200,000         New York State HFA, Service Contract Revenue Bonds
                      (2003 Series B), Weekly VRDNs (BNP Paribas SA
                      LOC), 2.980%, 2/1/2006                                       4,200,000
    4,900,000         New York State Local Government Assistance Corp.,
                      (Series 1993A), Weekly VRDNs (Bayerische
                      Landesbank (GTD), Credit Suisse, Zurich and WestLB
                      AG (GTD) LOCs), 2.960%, 2/1/2006                             4,900,000
    2,142,000         New York State Local Government Assistance Corp.,
                      (Series 1995B), Weekly VRDNs (Bank of Nova Scotia,
                      Toronto LOC), 2.950%, 2/1/2006                               2,142,000
    2,000,000         New York State Power Authority, 2.80% TOBs (Dexia
                      Credit Local LIQ) 3/1/2006                                   2,000,000
    1,780,000         New York, NY, 5.75% Bonds, 2/1/2006                          1,806,700
    2,578,000         Onondaga County, NY, IDA, (Series 1999A) Weekly
                      VRDNs (Christian Brothers Academy of Syracuse,
                      NY)/(Key Bank, N.A. LOC), 3.100%, 2/2/2006                   2,578,000
    1,075,000         Orange County, NY, IDA (Series 2002), Weekly VRDNs
                      (Horton Medical Center)/(FSA INS)/(Bank of America
                      N.A. LIQ), 2.980%, 2/2/2006                                  1,075,000
    4,000,000         Port Authority of New York and New Jersey,
                      Equipment Note Agreement (Series 2002-2), Weekly
                      VRDNs, 3.050%, 2/2/2006                                      4,000,000
    5,000,000         Rockland County, NY, Tax Anticipation Note, 3.50%
                      TANs, 3/23/2006                                              5,006,342
    2,095,000         Seneca County, NY, IDA (Series 2000), Weekly VRDNs
                      (Kidspeace National Centers of New York,
                      Inc.)/(Key Bank, N.A. LOC), 3.100%, 2/2/2006                 2,095,000
    1,635,000         Suffolk County, NY, IDA (Series 1997B), Weekly
                      VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A.
                      LOC), 3.100%, 2/1/2006                                       1,635,000
    4,500,000         Triborough Bridge & Tunnel Authority, NY, Weekly
                      VRDNs (Dexia Credit Local LIQ)/(Go of Authority
                      LOC), 3.040%, 2/1/2006                                       4,500,000
    1,200,000         Triborough Bridge & Tunnel Authority, NY (Series
                      2001B), Weekly VRDNs (AMBAC INS)/(State Street
                      Bank and Trust Co. LIQ), 3.020%, 2/1/2006                    1,200,000
    2,800,000         Triborough Bridge & Tunnel Authority, NY (Series
                      2001C), Weekly VRDNs (Bayerische Landesbank
                      LIQ)/(AMBAC LOC), 3.020%, 2/1/2006                           2,800,000
    2,370,000         Triborough Bridge & Tunnel Authority, NY,
                      Subordinate Revenue Bonds (Series 2000D), Weekly
                      VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ),
                      3.020%, 2/1/2006                                             2,370,000
                          TOTAL MUNICIPAL
                          INVESTMENTS--97.2%
                          (AT AMORTIZED COST)(3)                             $    125,814,619
                          OTHER ASSETS AND LIABILITIES---NET--2.8%            $     3,571,951
                          TOTAL NET ASSETS---100%                            $    129,386,570

===========================================================================================

     1 At January 31, 2006, the Fund held no securities that were subject to the federal alternative minimum tax.
     2 Current rate and next reset date shown for Variable Rate Demand Notes. 3
     Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

       Investment Valuation - The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment
Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
CSD         --Central School District
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GO          --General Obligation
GTD         --Guaranteed
HFA         --Housing Finance Authority
IDA         --Industrial Development Authority
INS         --Insured
LIQ         --Liquidity Agreement
LOC(s)      --Letter(s) of  Credit
SA          --Support Agreement
TANs        --Tax Anticipation Notes
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes






MTB PENNSYLVANIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

     Principal         Description
       Amount                                                                        Value

                (1)    MUNICIPAL BONDS --97.9%
                       PENNSYLVANIA--94.3%
                       DEVELOPEMENT--13.0%
 $   4,775,000         Bucks County, PA, IDA, Revenue Bonds, 10.00%,
                       5/15/2019                                              $     7,615,695
     1,300,000         Indiana County, PA, IDA, (Series A), 5.875% (AMBAC
                       INS)/(Original Issue Yield: 6.04%), 11/1/2029                1,325,129
      500,000          Pennsylvania State IDA, Economic Development
                       Revenue Bonds, 5.50% (AMBAC INS), 7/1/2013                    554,020
     1,990,000         Pennsylvania State IDA, Refunding Revenue Bonds,
                       6.00% (AMBAC INS)/(Original Issue Yield: 5.20%),
                       7/1/2006                                                     2,012,567
     1,000,000         Philadelphia, PA, Authority for Industrial
                       Development, (Series B), 5.25% (FSA INS)/(Original
                       Issue Yield: 4.50%), 10/1/2010                               1,073,360
     2,000,000         Philadelphia, PA, Authority for Industrial
                       Development, (Series B), 5.25% (FSA INS)/(Original
                       Issue Yield: 5.45%), 10/1/2030                               2,103,660
     1,365,000         Philadelphia, PA, Authority for Industrial
                       Development, Revenue Bonds, 6.00% (Philadelphia,
                       PA)/(MBIA Insurance Corp. INS), 2/15/2007                    1,402,592
     3,000,000         Pittsburgh, PA, Auditorium Authority, Refunding
                       Revenue Bonds, 5.25% (AMBAC INS)/(Original Issue
                       Yield: 5.155%), 2/1/2017                                     3,181,800
                           TOTAL DEVELOPEMENT                                      19,268,823
                       EDUCATION--3.7%
     1,655,000         Berks County, PA, Vocational Technical School
                       Authority, Revenue Bonds, 5.00% (MBIA Insurance
                       Corp. INS), 6/1/2014                                         1,790,478
     1,070,000         Charleroi, PA, Area School District, (Series C),
                       5.75% (FGIC INS)/(Original Issue Yield: 5.90%),
                       10/1/2014 Pre-refunded to 10/1/2009                          1,155,365
       30,000          Charleroi, PA, Area School District, (Series C),
                       6.00% (FGIC INS), 10/1/2017                                   32,547
     1,300,000         Charleroi, PA, Area School District, (Series C),
                       6.00% (FGIC INS), 10/1/2017 Pre-refunded to
                       10/1/2009                                                    1,414,829
     1,000,000         York County, PA, School Technology Authority,
                       Lease Revenue Bonds, 5.50% (FGIC INS), 2/15/2021             1,093,460
                           TOTAL EDUCATION                                          5,486,679
                       FACILITIES--3.4%
     2,410,000         Pennsylvania Convention Center Authority, Revenue
                       Bonds, 6.00% (FGIC INS)/(Original Issue Yield:
                       6.80%), 9/1/2019                                             2,875,130
     2,100,000         Philadelphia, PA, Authority for Industrial
                       Development, Refunding Revenue Bonds, 5.20%,
                       6/15/2018                                                    2,117,808
                           TOTAL FACILITIES                                         4,992,938
                       GENERAL--2.2%
     3,000,000         Westmoreland County, PA, Municipal Authority,
                       Revenue Bonds, 5.25%, 8/15/2027                              3,244,200
                       GENERAL OBLIGATIONS--12.3%
     1,185,000         Adams County, PA, GO UT Refunding Notes, 5.30%
                       (FGIC INS)/(Original Issue Yield: 5.42%),
                       11/15/2019 Pre-refunded to 5/15/2011                         1,286,507
     4,000,000         Allegheny County, PA, GO, (Series C-52), 5.25%
                       (FGIC INS)/(Original Issue Yield: 5.50%),
                       11/1/2021 Pre-refunded to 5/1/2011                           4,331,240
     1,000,000         Butler County, PA, IDA, GO UT, 6.00% (FGIC
                       INS)/(Original Issue Yield: 6.00%), 7/15/2011                1,119,110
     2,000,000         Commonwealth of Pennsylvania, GO UT, 5.25%
                       (Original Issue Yield: 4.69%), 10/15/2008                    2,098,620
     2,000,000         Lancaster County, PA, (Series A), 5.60% (FGIC
                       INS)/(Original Issue Yield: 5.65%), 5/1/2012
                       Pre-refunded to 5/1/2010                                     2,168,360
     1,155,000         Mercer County, PA, GO UT, 5.50%, 10/1/2018                   1,258,800
     1,215,000         Mercer County, PA, GO UT, 5.50%, 10/1/2019                   1,324,192
     1,885,000         Montgomery County, PA, 5.375%, 7/15/2013                     1,997,365
     1,475,000         Pennsylvania State, 5.00%, 8/1/2016 Pre-refunded
                       to 8/1/2008                                                  1,545,564
     1,000,000         Philadelphia, PA, GO UT, 5.25% (FSA INS)/(Original
                       Issue Yield: 4.59%), 9/15/2015                               1,070,760
                           TOTAL GENERAL OBLIGATIONS                               18,200,518
                       HIGHER EDUCATION--13.0%
     2,250,000         Chester County, PA, HEFA, Revenue Bonds, 5.625%
                       (Immaculata College)/(Radian Asset Assurance INS),
                       10/15/2027                                                   2,379,870
      500,000          Montgomery County, PA, Higher Education & Health
                       Authority College, Revenue Bonds, 5.70% (Connie
                       Lee LOC)/(Original Issue Yield: 5.80%), 4/1/2010              511,975
     2,685,000         Pennsylvania State Higher Education Facilities
                       Authority, Refunding Revenue Bonds (Series A),
                       5.00%, 8/15/2014                                             2,899,746
     1,940,000         Pennsylvania State Higher Education Facilities
                       Authority, Refunding Revenue Bonds, 5.50% (St.
                       Joseph's University)/(Radian Asset Assurance INS),
                       12/15/2015                                                   2,095,957
     2,600,000         Pennsylvania State Higher Education Facilities
                       Authority, Refunding Revenue Bonds, 5.60%
                       (Original Issue Yield: 5.60%), 11/1/2022                     2,720,250
      550,000          Pennsylvania State Higher Education Facilities
                       Authority, Revenue Bonds, 5.00% (York College of
                       Pennsylvania)/(FGIC INS), 11/1/2020                           582,934
     1,500,000         Pennsylvania State University, (Series A), 5.00%,
                       9/1/2019                                                     1,599,600
     1,000,000         Pennsylvania State University, Refunding Revenue
                       Bonds, 5.25% (Original Issue Yield: 4.67%),
                       8/15/2016                                                    1,113,540
     1,335,000         Pennsylvania State University, Revenue Bonds,
                       5.00%, 9/1/2017                                              1,442,788
     1,280,000         Philadelphia, PA, Health & Educational Facilities,
                       Refunding Revenue Bonds, 5.50% (AMBAC
                       INS)/(Original Issue Yield: 4.40%), 5/1/2014                 1,390,477
     1,350,000         Philadelphia, PA, Health & Educational Facilities,
                       Refunding Revenue Bonds, 5.50% (AMBAC
                       INS)/(Original Issue Yield: 4.53%), 5/1/2015                 1,470,879
     1,000,000         Swarthmore Boro Authority PA, Refunding Revenue
                       Bonds, 5.25% (Original Issue Yield: 4.65%),
                       9/15/2020                                                    1,080,800
                           TOTAL HIGHER EDUCATION                                  19,288,816
                       MEDICAL--8.0%
      965,000          Chester County, PA, HEFA, Refunding Revenue Bonds,
                       5.50% (Chester County Hospital, PA)/(MBIA
                       Insurance Corp. INS)/(Original Issue Yield:
                       5.70%), 7/1/2007                                              983,181
     1,675,000         Chester County, PA, HEFA, Refunding Revenue Bonds,
                       5.625% (Chester County Hospital, PA)/(MBIA
                       Insurance Corp. INS)/(Original Issue Yield:
                       5.90%), 7/1/2010                                             1,707,177
     1,985,000         Chester County, PA, HEFA, Refunding Revenue Bonds,
                       5.625% (MBIA Insurance Corp. INS)/(Original Issue
                       Yield: 5.85%), 7/1/2009                                      2,023,132
     2,000,000         Chester County, PA, HEFA, Revenue Bonds, (Series
                       B), 5.375% (Jefferson Health System)/(Original
                       Issue Yield: 5.63%), 5/15/2027                               2,071,260
      910,000          Dauphin County, PA, General Authority, Revenue
                       Refunding Bonds, 5.20% (Pinnacle Health
                       System)/(MBIA Insurance Corp. INS)/(Original Issue
                       Yield: 5.30%), 5/15/2009                                      938,274
     1,275,000         Montgomery County, PA, Higher Education & Health
                       Authority Hospital, Revenue Refunding Bonds, 5.50%
                       (Holy Redeemer Health Care)/(AMBAC INS), 10/1/2008           1,329,799
      765,000          Philadelphia, PA, Authority for Industrial
                       Development, Refunding Revenue Bonds, 4.75%
                       (Original Issue Yield: 4.84%), 8/15/2008                      762,261
     2,000,000         Scranton-Lackawanna, PA, Health & Welfare
                       Authority, Refunding Revenue Bonds, 5.625% (Mercy
                       Health Care Systems)/(MBIA Insurance Corp.
                       INS)/(Original Issue Yield: 5.75%), 1/1/2016                 2,077,900
                           TOTAL MEDICAL                                           11,892,984
                       NURSING HOMES--6.4%
     1,000,000         Bucks County, PA, IDA, Revenue Bonds (Series
                       2002A), 6.00% (Pennswood Village)/(Original Issue
                       Yield: 6.12%), 10/1/2027                                     1,060,670
      320,000          Bucks County, PA, IDA, Revenue Bonds (Series A),
                       5.20% (Ann's Choice, Inc.)/(Original Issue Yield:
                       5.30%), 1/1/2013                                              319,066
      275,000          Bucks County, PA, IDA, Revenue Bonds (Series A),
                       5.30% (Ann's Choice, Inc.)/(Original Issue Yield:
                       5.45%), 1/1/2014                                              273,235
      240,000          Bucks County, PA, IDA, Revenue Bonds (Series A),
                       5.40% (Ann's Choice, Inc.)/(Original Issue Yield:
                       5.55%), 1/1/2015                                              238,649
     1,200,000         Delaware County, PA, Authority, Dunwoody Village,
                       6.25% (Original Issue Yield: 6.45%), 4/1/2030                1,260,516
     3,000,000         Montgomery County, PA, Higher Education & Health
                       Authority Hospital, Revenue Bonds, 7.25% (Original
                       Issue Yield: 7.40%), 12/1/2019                               3,414,810
     1,000,000         Montgomery County, PA, IDA, Retirement Community
                       Revenue Bonds (Series 1996B), 5.75% (Adult
                       Communities Total Services, Inc.)/(Original Issue
                       Yield: 5.98%), 11/15/2017                                    1,034,730
     1,850,000         Montgomery County, PA, IDA, Revenue Bonds, 5.25%
                       (Original Issue Yield: 5.48%), 11/15/2028                    1,876,806
                           TOTAL NURSING HOMES                                      9,478,482
                       POLLUTION--4.9%
      750,000          Bucks County, PA, IDA, Environmental Improvement
                       Revenue Bonds, Mandatory Put, 5.40%, 11/1/2011
                       (Series 1995) (USX Corp.)/(Wachovia Bank N.A. LOC)            803,558
      710,000          Greene County, PA, IDA, Refunding Revenue Bonds,
                       4.75% (MBIA Insurance Corp. INS)/(Original Issue
                       Yield: 4.749%), 2/1/2007                                      720,267
     1,500,000         Indiana County, PA, IDA, 6.00% (MBIA Insurance
                       Corp. INS), 6/1/2006                                         1,513,710
     4,000,000         Lancaster County, PA, Solid Waste Management,
                       (Series B), 5.375% (AMBAC LOC)/(Original Issue
                       Yield: 5.05%), 12/15/2015                                    4,243,480
                           TOTAL POLLUTION                                          7,281,015
                       SCHOOL DISTRICT--11.0%
     1,210,000         Belle Vernon, PA, Area School District, GO UT,
                       6.00% (FGIC INS)/(Original Issue Yield: 6.09%),
                       4/1/2021 Pre-refunded to 4/1/2009                            1,304,198
     2,650,000         Hempfield, PA, School District, UT GO, (Series B),
                       5.00% (FGIC INS), 10/15/2018                                 2,846,974
     1,765,000         North Allegheny, PA, School District, GO UT, 5.50%
                       (FGIC INS), 11/1/2010                                        1,920,973
     2,500,000         Perkiomen Valley School District, PA, GO UT, 5.00%
                       (Original Issue Yield: 4.82%), 4/1/2028                      2,596,650
     1,000,000         Tredyffrin-Easttown, PA, School District, GO UT,
                       5.00% (Original Issue Yield: 3.92%), 2/15/2009               1,046,400
     3,535,000         Tredyffrin-Easttown, PA, School District, UT GO
                       Refunding Bonds, 5.00%, 2/15/2015                            3,848,448
     1,515,000         West Chester, PA, Area School District, GO UT
                       Bonds, 5.00% (State Aid Withholding GTD), 4/15/2016          1,615,263
     1,000,000         West Chester, PA, Area School District, GO UT
                       Bonds, 5.00% (State Aid Withholding GTD), 4/15/2018          1,062,600
                           TOTAL SCHOOL DISTRICT                                   16,241,506
                       TRANSPORTATION--9.9%
     2,500,000         Allegheny County, PA, Port Authority, Refunding
                       Revenue Bonds, 6.00% (MBIA Insurance Corp.
                       INS)/(Original Issue Yield: 6.125%), 3/1/2024
                       Pre-refunded to 3/1/2009                                     2,712,575
     1,135,000         Delaware River Joint Toll Bridge Commission,
                       Refunding Revenue Bonds (Original Issue Yield:
                       4.66%), 5.25%, 7/1/2018                                      1,227,483
     1,500,000         Delaware River Joint Toll Bridge Commission,
                       Refunding Revenue Bonds (Original Issue Yield:
                       4.66%), 5.25%, 7/1/2018                                      1,622,224
     5,500,000         Pennsylvania State Turnpike Commission, (Series
                       S), 5.625% (FGIC INS)/(Original Issue Yield:
                       4.77%), 6/1/2013                                             6,063,255
     2,355,000         Scranton, PA, Packaging Authority, Refunding
                       Revenue Bonds, 5.00% (FGIC INS)/(Original Issue
                       Yield: 4.92%), 9/15/2033                                     2,435,517
      500,000          Southeastern, PA, Transportation Authority,
                       (Series A) Revenue Bonds, 5.25% (FGIC INS),
                       3/1/2013                                                      529,660
                           TOTAL TRANSPORTATION                                    14,590,714
                       UTILITIES--6.5%
     2,000,000         Philadelphia, PA, Water & Wastewater System,
                       (Series A), 5.00% (AMBAC INS)/(Original Issue
                       Yield: 5.25%), 8/1/2013                                      2,084,380
     1,900,000         Philadelphia, PA, Water & Wastewater System,
                       Refunding Revenue Bonds, 5.625% (MBIA Insurance
                       Corp. INS)/(Original Issue Yield: 5.81%), 6/15/2009          2,035,223
     3,000,000         Philadelphia, PA, Water & Wastewater System,
                       Refunding Revenue Bonds, 6.25% (MBIA Insurance
                       Corp. INS), 8/1/2007                                         3,129,300
     2,150,000         Philadelphia, PA, Water & Wastewater System,
                       Revenue Refunding Bonds, 6.25% (MBIA Insurance
                       Corp. INS), 8/1/2008                                         2,298,436
                           TOTAL UTILITIES                                          9,547,339
                           TOTAL PENNSYLVANIA                                      139,514,014
                       PUERTO RICO--3.6%
                       POWER--3.6%
     5,000,000         Puerto Rico Electric Power Authority, Revenue
                       Bonds (Series PP), 5.00% (FGIC INS), 7/1/2022                5,315,600
                     TOTAL MUNICIPAL BONDS (IDENTIFIED COST
                           $139,273,927)                                           144,829,614
                  (2)
                       MUTUAL FUND--1.1%
     1,662,290         Pennsylvania Municipal Cash Trust, Institutional
                       Shares (AT NET ASSET VALUE)                                  1,662,290
                           TOTAL INVESTMENTS --- 99.0%
                           (IDENTIFIED COST $140,936,217) (3)                      146,491,904
                           OTHER ASSETS AND LIABILITIES --- NET --- 1.0%            1,504,519
                           TOTAL NET ASSETS --- 100%                          $    147,996,423

===========================================================================================

   (1) At January 31, 2006, the Fund holds no securities that are subject to federal alternative minimum tax (AMT).
   (2) Affiliated company.
   (3) At January 31, 2006, the cost of investments for federal tax purposes was $140,837,072. The net unrealized appreciation of investments for federal tax purposes was $5,654,832. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,950,559 and net unrealized depreciation from investments for those securities having an excess of cost over value of $295,727.

   Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

                Investment Valuation - Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which may vary from the closing of the New York Stock Exchange (NYSE).
   Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S.
   dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.
   Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the New York Stock Exchange are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

         The following acronyms are used throughout this portfolio:

   AMBAC   --American Municipal Bond Assurance Corporation
   FGIC    --Financial Guaranty Insurance Company
   FSA     --Financial Security Assurance
   GO      --General Obligation
   GTD     --Guaranteed
   HEFA    --Health and Education Facilities Authority
   IDA     --Industrial Development Authority
   INS     --Insured
   LOC     --Letter of Credit
   UT      --Unlimited Tax
   VRDNs   --Variable Rate Demand Notes









MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)


      Principal         Description
        Amount                                                                       Value

                        SHORT-TERM MUNICIPALS-99.8%(1)(,2)
                        PENNSYLVANIA--99.8%
  $    500,000          Abington, PA, School District, 5.10% Bonds,
                        4/1/2006 (@100)                                         $     501,821
       700,000          Allegheny County, PA,  HDA, Refunding Revenue
                        Bonds Weekly VRDNs (FNMA LOC), 3.020%, 2/2/2006               700,000
      1,300,000         Allegheny County, PA, Higher Education Building
                        Authority (Series 1998), Daily VRDNs (Carnegie
                        Mellon University)/(Landesbank Hessen-Thueringen
                        (GTD) SA), 3.050%, 2/1/2006                                  1,300,000
       600,000          Allegheny County, PA, IDA Weekly VRDNs (Western PA
                        Humane Society)/(National City Bank, Pennsylvania
                        LOC), 3.150%, 2/2/2006                                        600,000
      1,000,000         Allegheny County, PA, IDA, Refunding Revenue
                        Bonds, 4.00% TOBs (PNC Bank, N.A. LOC), Mandatory
                        Tender 7/1/2006                                              1,005,029
      1,000,000         Allentown, PA, Commercial and IDA (Series 1999),
                        Daily VRDNs (Diocese of Allentown)/
                        ---------------------------------------------------
                        (Wachovia Bank N.A. LOC), 3.050%, 2/1/2006                   1,000,000
       900,000          Bucks County, PA, IDA, Revenue Bonds Weekly VRDNs
                        (SHV Real Estate, Inc.)/(ABN AMRO Bank NV, New
                        York LOC), 3.150%, 2/1/2006                                   900,000
      1,000,000         Chester County, PA, IDA (Series of 2001), Daily
                        VRDNs (Archdiocese of Philadelphia)/
                        ---------------------------------------------------
                        (Wachovia Bank N.A. LOC), 3.050%, 2/1/2006                   1,000,000
      1,260,000         Cumberland County, PA, Municipal Authority (Series
                        2003-B), Weekly VRDNs (Presbyterian Homes,
                        Inc.)/(KBC Bank N.V. LOC), 3.020%, 2/2/2006                  1,260,000
       460,000          Dallastown Area School District, PA (Series 1998),
                        Weekly VRDNs (FGIC INS)/(BNP Paribas Securities
                        Corp. SA), 3.070%, 2/2/2006                                   460,000
      1,100,000         Delaware County, PA, IDA, Refunding Revenue Bonds
                        Daily VRDNs (Kimberly Clarke Guarantee), 2.980%,
                        2/1/2006                                                     1,100,000
       430,000          Delaware County, PA, IDA, Refunding Revenue Bonds
                        Weekly VRDNs (General Electric Guarantee), 3.000%,
                        2/1/2006                                                      430,000
       500,000          Delaware County, PA, IDA, Revenue Bonds Weekly
                        VRDNs (General Electric Guarantee), 3.000%,
                        2/1/2006                                                      500,000
       600,000          Delaware County, PA, IDA, Scott Paper Co. Weekly
                        VRDNs (Kimberly Clarke Guarantee), 3.050%, 2/1/2006           600,000
      1,300,000         Delaware Valley, PA, Regional Finance Authority
                        Weekly VRDNs (National Bank of Australia), 3.050%,
                        2/1/2006                                                     1,300,000
      1,000,000         Emmaus, PA, General Authority (Series A), Weekly
                        VRDNs (FSA INS)/(Wachovia Bank Commercial Mortgage
                        Trust LIQ), 3.040%, 2/2/2006                                 1,000,000
       235,000          Harrisburg, PA, Water Authority, Refunding Revenue
                        Bond (Series A), Weekly VRDNs (FGIC INS)/(FGIC
                        Securities Purchase, Inc. LIQ), .970%, 2/2/2006               235,000
       690,000          Lancaster, PA, Higher Education Authority (Series
                        1997), Weekly VRDNs (Franklin and Marshall College
                        Project)/(JPMorgan Chase Bank, N.A. LIQ), 3.100%,
                        2/2/2006                                                      690,000
      1,000,000         Luzerne County, PA, Flood Protection Authority,
                        Revenue Bonds, 5.50% Bonds, 7/15/2006 (@100)                 1,010,697
       300,000          New Castle, PA, Area Hospital Authority(Series
                        1996), Weekly VRDNs (Jameson Memorial
                        Hospital)/(FSA INS)/(PNC Bank, N.A. LIQ), 3.100%,
                        2/1/2006                                                      300,000
      1,490,000         Northampton County, PA, IDA Weekly VRDNs (Bank of
                        America LOC), 3.020%, 2/2/2006                               1,490,000
      1,700,000         Pennsylvania State Higher Education Facilities
                        Authority (Series 2002B), Weekly VRDNs (Drexel
                        University)/(Landesbank Hessen-Thueringen (GTD)
                        LOC), 3.020%, 2/2/2006                                       1,700,000
       300,000          Pennsylvania State Higher Education Facilities
                        Authority (Series O), 3.20% TOBs (National City
                        Bank, Pennsylvania LOC), Mandatory Tender 11/1/2006           300,000
       625,000          Pennsylvania State Higher Education Facilities
                        Authority, College & University Revenue Bonds,
                        2.75% TOBs (Council of Independent Colleges and
                        Universities), Mandatory Tender 4/1/2006 (PNC LOC)            625,000
      1,000,000         Pennsylvania State Turnpike Commission (Series Q
                        of 1998), Daily VRDNs (Mellon Bank N.A.,
                        Pittsburgh LOC)/(WDL, Bayerische & Baden SPA),
                        3.050%, 2/1/2006                                             1,000,000
       300,000          Pennsylvania State Turnpike Commission (Series Q),
                        Daily VRDNs (WDL, Bayerische & Baden SPA), 3.050%,
                        2/1/2006                                                      300,000
       600,000          Pennsylvania State University (Series 2002),
                        Weekly VRDNs (Toronto Dominion Bank LIQ), 3.020%,
                        2/2/2006                                                      600,000
       600,000          Pennsylvania State University (Series A), Weekly
                        VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.020%,
                        2/2/2006                                                      600,000
      1,000,000         Pennsylvania State (GO UT), 5.00% Bonds, 7/1/2006            1,007,531
      1,750,000         Pennsylvania State (UT GO), 5.00% Bonds, 1/15/2007           1,779,314
      1,000,000         Philadelphia, PA, Authority for Industrial
                        Development Daily VRDNs (Newcourtland Elder
                        Services)/(PNC Bank, N.A. LOC), 3.050%, 2/1/2006             1,000,000
      2,000,000         Philadelphia, PA, Gas Works (Series A-2), Weekly
                        VRDNs (Bank of Nova Scotia and JPMorgan Chase
                        Bank, N.A. LOCs), 3.050%, 2/2/2006                           2,000,000
      1,500,000         Philadelphia, PA, Hospitals & Higher Education
                        Facilities Authority (Series 2004), Weekly VRDNs
                        (Philadelphia Protestant Home)/(Bank of America
                        N.A. LOC), 3.020%, 2/2/2006 1,500,000
      1,300,000         Philadelphia, PA, Water & Wastewater System
                        (Series B), Weekly VRDNs (KBC Bank N.V.
                        LIQ)/(AMBAC LOC), 3.030%, 2/1/2006                           1,300,000
       250,000          South Fork Municipal Authority, PA (Series A),
                        Daily VRDNs (Conemaugh Health System)/(MBIA
                        Insurance Corp. INS)/(Credit Suisse, Zurich LOC),
                        3.020%, 2/1/2006                                              250,000
       535,000          Southcentral PA, General Authority (Series 2005A),
                        Weekly VRDNs (Wellspan Health Obligated
                        Group)/(AMBAC INS)/(Citibank NA, New York LIQ),
                        3.030%, 2/1/2006                                              535,000
       240,000          University of Pittsburgh (Series 2000B), Weekly
                        VRDNs (Lloyds TSB Bank PLC LIQ), 3.020%, 2/1/2006             240,000
       550,000          University of Pittsburgh (Series B), Weekly VRDNs
                        (DEXIA LIQ), 3.030%, 2/1/2006                                 550,000
       400,000          University of Pittsburgh, Commonwealth of Higher
                        Education Weekly VRDNs (DEXIA LIQ), 3.030%,
                        2/1/2006                                                      400,000
                            TOTAL INVESTMENTS-99.8%
                        ===================================================
                            (AT AMORTIZED COST)(3)                              $    33,069,392
                            OTHER ASSETS AND LIABILITIES---NET--0.2%             $      50,881
                            TOTAL NET ASSETS---100%                             $    33,120,273

===================================================================================

     1 At January 31, 2006, the Fund held no securities that were subject to the federal alternative minimum tax.
     2 Current rate and next reset date shown for Variable Rate Demand Notes. 3
     Also represents cost for federal tax purposes.


Note:         The categories of investments are shown as a percentage of total net assets at January 31, 2006.


Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.



The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
FGIC        --Financial Guaranty Insurance Company
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GO          --General Obligation
GTD         --Guaranteed
HDA         --Hospital Development Authority
IDA         --Industrial Development Authority
INS         --Insured
LIQ         --Liquidity Agreement
LOCs        --Letter(s) of  Credit
SA          --Support Agreement
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes





MTB PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)


     Principal       Description
       Amount                                                                      Value

                      CERTIFICATE OF DEPOSIT--3.6%
                      BANKING--3.6%
 $   12,000,000       Societe Generale, New York, 4.500%, 4/13/2006           $    12,000,117
                 (1)
                      COMMERCIAL PAPER --50.3%
                      ASSET BACKED--6.8%
     14,500,000       Apreco, Inc., 4.350% - 4.420%, 2/8/2006 - 3/7/2006           14,457,778
     8,500,000        CRC Funding LLC, 4.452%, 3/1/2006                             8,470,713
                          TOTAL ASSET BACKED                                  $    22,928,491
                      CONSUMER FINANCE--8.9%
     15,000,000       American General Finance Corp., 4.464%, 3/20/2006            14,913,246
     15,000,000       HSBC Finance Corp., 4.5640%, 3/31/2006                       14,890,525
                          TOTAL CONSUMER FINANCE                              $    29,803,771
                      DIVERSIFIED FINANCIAL SERVICES--9.0%
     12,000,000       Citigroup Funding, Inc., 4.275%, 2/13/2006                   11,983,080
     6,000,000        CIT Group, Inc., 4.290%, 3/29/2006                            5,960,707
     12,500,000       General Electric Capital Services, 4.631%, 8/2/2006          12,216,257
                          TOTAL DIVERSIFIED FINANCIAL SERVICES                $    30,160,044
                      FINANCE - AUTOMOTIVE--4.3%
     14,500,000       FCAR Auto Loan Trust, A1/P1 Series, 4.587%,
                      4/17/2006                                                    14,362,854
                      FINANCIAL SECURITIES--4.4%
     15,000,000       Sigma Finance, Inc., (Sigma Finance Corp. GTD),
                      4.647%, 7/11/2006                                            14,697,333
                      INSURANCE--8.8%
     15,000,000       AIG Funding, Inc., 4.275%, 2/3/2006                          14,996,458
     14,500,000       Prudential Funding Corp., 4.418%, 2/21/2006                  14,464,555
                          TOTAL INSURANCE                                     $    29,461,013
                      OIL, GAS & CONSUMABLE FUELS--4.3%
     14,500,000       Chevron Corp., 4.283%, 2/6/2006                              14,491,421
                      PERSONAL CREDIT--3.8%
     13,000,000       American Express Credit Corp., 4.278%, 2/15/2006             12,977,958
                          TOTAL COMMERCIAL PAPER                              $    168,882,885

                      GOVERNMENT AGENCIES--13.4%
                      FEDERAL FARM CREDIT SYSTEM--6.0%
     20,000,000       4.230%, 8/21/2006                                            19,997,795
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--2.9%
     10,000,000       4.371%, 4/25/2006                                             9,902,706
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.5%
     15,000,000       4.040%, 8/22/2006                                            14,996,970
                          TOTAL GOVERNMENT AGENCIES                           $    44,897,471
                 (2)
                      NOTES - VARIABLE --7.9%
                      CAPITAL MARKETS--4.0%
     13,500,000       Morgan Stanley, 4.580%, 2/1/2006                             13,500,000
                      COMMERCIAL BANKS--3.9%
     13,000,000       Wells Fargo Bank, N.A., 4.480%, 2/27/2006                    13,000,000
                          TOTAL NOTES - VARIABLE                              $    26,500,000

                      REPURCHASE AGREEMENTS--25.0%
     65,000,000       Repurchase agreement, 4.35%, dated 1/31/2006 under
                      which Chase Securities, Inc., will repurchase a
                      U.S. Treasury security with a maturity of
                      1/31/2007 for $65,007,854 on 2/1/2006.  The market
                      value of the underlying security at the end of the
                      period was $66,279,648                                       65,000,000
     18,865,000       Repurchase agreement, 4.10%, dated 1/31/2006 under
                      which State Street Corp., will repurchase a U.S.
                      Treasury security with a maturity of 11/15/2012
                      for $18,867,149 on 2/1/2006.  The market value of
                      the underlying security at the end of the period
                      was $19,246,975                                              18,865,000
                          TOTAL REPURCHASE AGREEMENTS                         $    83,865,000
                          TOTAL INVESTMENTS--- 100.2%
                          (AT AMORTIZED COST)(3)                              $    336,145,473
                          OTHER ASSETS AND LIABILITIES --- NET --- (0.2)%     $     (658,163)
                          TOTAL NET ASSETS --- 100%                           $    335,487,310

===========================================================================================

   (1) Discount rate at the time of purchase.
   (2) Floating rate note with current rate and next reset date shown. (3) Also represents cost for federal tax purposes.

   Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


 The following acronym is used throughout this portfolio:
GTD         --Guaranteed








MTB SHORT DURATION GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

     Principal         Description
       Amount                                                                        Value

                   COLLATERALIZED MORTGAGE OBLIGATIONS--51.6%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--12.9%
 $   6,802,920         (Series 2617-GW), REMIC, 3.500%, 6/15/2016             $     6,629,310
     4,285,266         (Series R001-AE), REMIC, 4.375%, 4/15/2015                   4,186,962
     5,000,000         (Series 3081-CB), REMIC, 5.000%, 5/15/2021                   4,881,700
     8,108,123         (Series 3062-LU), REMIC, 5.500%, 10/15/2016                  8,165,853
     1,305,154         (Series 1638-E), REMIC, 6.250%, 4/15/2023                    1,303,835
      147,039          (Series 1154-GB), REMIC, 8.000%, 10/15/2006                   147,220
                           TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION             25,314,880
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.7%
     1,270,207         (Series 2003-86-QN), REMIC, 3.500%, 4/25/2009                1,264,288
     2,000,000         (Series 2002-94-MC), REMIC, 5.000%, 8/25/2015                1,998,660
      139,326          (Series 1992-43-E), REMIC, 7.500%, 4/25/2022                  142,370
                           TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION              3,405,318
                       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--37.0%
      791,622          (Series 2003-7-ON), REMIC, 4.000%, 1/16/2028                  781,845
     6,113,263         (Series 0370C-MW), REMIC, 4.000%, 7/20/2033                  5,993,259
     1,940,236         (Series 2004-26-HJ), REMIC, 4.000%, 6/16/2027                1,904,691
      967,114          (Series 0386D-BJ), REMIC, 4.250%, 7/20/2027                   956,321
     4,866,171         (Series 2004-62-PA), REMIC, 4.500%, 6/20/2028                4,806,317
     2,800,470         (Series 2003-101-BE), REMIC, 4.500%, 2/20/2029               2,749,670
     6,273,015         (Series 2004-65-PA), REMIC, 4.500%, 9/20/2032                6,155,540
     5,077,535         (Series 2004-39-XF), REMIC, 4.820%, 10/16/2033               5,071,391
     4,871,626         (Series 0476B-VE), REMIC, 5.000%, 9/17/2015                  4,791,634
     6,566,149         (Series 0520-VA), REMIC, 5.000%, 6/16/2016                   6,430,164
     6,684,811         (Series 2004-38-NA), REMIC, 5.000%, 12/20/2027               6,660,946
     9,486,543         (Series 2005-44-PC), REMIC, 5.000%, 12/20/2033               9,368,435
     9,420,257         (Series 2003-10-PV), REMIC, 5.500%, 1/20/2014                9,537,256
     7,350,106         (Series 0454A-LA), REMIC, 5.500%, 9/20/2025                  7,355,545
                           TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION           72,563,014
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                           (IDENTIFIED COST $103,600,471)                          101,283,212

                       GOVERNMENT AGENCIES--32.5%
                       FARMER MAC--2.5%
     5,000,000         4.625%, 10/12/2010                                           4,960,750
                       FEDERAL FARM CREDIT SYSTEM--1.5%
     3,000,000         3.900%, 6/16/2008                                            2,935,290
                       FEDERAL HOME LOAN BANK SYSTEM--12.7%
     5,000,000         1.930%, 4/10/2006                                            4,974,550
     3,000,000         3.750%, 11/21/2008                                           2,963,280
     7,000,000         4.320%, 2/3/2006                                             6,998,320
     5,000,000         4.540%, 8/1/2007                                             4,973,950
     5,000,000         5.375%, 2/15/2006                                            5,001,650
                           TOTAL FEDERAL HOME LOAN BANK SYSTEM                      24,911,750
                       FEDERAL HOME LOAN MORTGAGE CORPORATION--14.6%
     5,000,000         1.875%, 2/15/2006                                            4,995,000
     7,000,000         3.100%, 5/27/2008                                            6,740,580
     11,775,000        6.250%, 3/5/2012                                             11,904,878
     5,000,000         6.375%, 8/1/2011                                             5,033,800
                           TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION             28,674,258
                       HOUSING AND URBAN DEVELOPMENT--1.2%
     2,440,000         5.380%, 8/1/2018                                             2,442,865
                           TOTAL GOVERNMENT AGENCIES
                           (IDENTIFIED COST $64,456,305)                            63,924,913

                       MORTGAGE BACKED SECURITIES--4.7%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--4.4%
     8,551,335         3.500%, 1/1/2009                                             8,299,242
       42,923          6.000%, 8/1/2006                                               43,051
      273,415          9.000%, 4/1/2016                                              284,144
                           TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION             8,626,437
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.1%
      138,856          9.000%, 6/1/2022                                              149,132
                       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.2%
      243,239          8.000%, 5/15/2008                                             246,700
       16,033          8.500%, 2/15/2017                                              17,145
       65,470          8.500%, 7/15/2021                                              70,480
       18,495          8.500%, 7/15/2021                                              19,893
       23,914          8.500%, 1/15/2023                                              25,744
                           TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION            379,962
                        TOTAL MORTGAGE BACKED SECURITIES
                           (IDENTIFIED COST $9,446,086)                             9,155,531

                       U.S. TREASURY--9.7%
                       U.S. TREASURY NOTES--9.7%
     6,000,000         2.250%, 4/30/2006                                            5,967,660
     4,000,000         2.750%, 7/31/2006                                            3,964,680
     2,150,000         4.000%, 3/15/2010                                            2,109,688
     2,000,000         4.500%, 11/15/2010                                           2,000,320
     5,000,000         4.625%, 5/15/2006                                            5,007,367
                           TOTAL U.S. TREASURY
                           (IDENTIFIED COST $19,150,884)                            19,049,715

                       MUTUAL FUND--0.9%
     1,765,763         SSGA Money Market Fund (AT NET ASSET VALUE)                  1,765,763
                           TOTAL INVESTMENTS --- 99.4%
                           (IDENTIFIED COST $198,419,509) (1)                      195,179,134
                           OTHER ASSETS AND LIABILITIES --- NET --- 0.6%            1,249,765
                           TOTAL NET ASSETS --- 100%                          $    196,428,899

===================================================================================

   (1) At January 31, 2006, the cost of investments for federal tax purposes was $198,469,871. The net unrealized depreciation of investments for federal tax purposes was $3,290,737. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $101,826 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,392,563.

   Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.


        Investment Valuation - The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that fixed income and short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.




   The following acronym is used throughout this portfolio:

   REMIC   --Real Estate Mortgage Investment Conduit






MTB SHORT TERM CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)


    Principal           Description
      Amount
    or Shares                                                                        Value

                        ADJUSTABLE RATE MORTGAGES--0.0%
 $      81              FNMA ARM 399251, 9/01/2027
                        ---------------------------------------------------
                        (IDENTIFIED COST $81)                                  $       81

                        ASSET-BACKED SECURITIES--1.1%
     405,638            Green Tree Home Improvement Loan Trust 1996-F,
                        Class HIB, 7.25%, 11/15/2027                                 406,076
     337,146            Student Loan Marketing Association, Class A2,
                        5.147%, 10/25/2010                                           339,950
                            TOTAL ASSET-BACKED SECURITIES
                        ---------------------------------------------------
                            (IDENTIFIED COST $743,743)                               746,026

                        COLLATERALIZED MORTGAGE OBLIGATIONS--3.6%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION--2.3%
     355,065            (Series 2603C), Class TB, 4.00%, 11/15/2015                  353,240
     609,618            (Series 2628C), Class QH, 4.00%, 12/15/2021                  602,498
      67,007            (Series 1614), Class J, 6.25%, 11/15/2022                    66,930
     565,321            (Series 1920), Class H, 7.00%, 1/15/2012                     582,032
                            TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION            1,604,700
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.3%
     212,473            (Series 93140), Class H, 6.50%, 3/25/2013                    212,465
                        WHOLE LOAN CMO--1.0%
     705,433            Morgan Stanley Mortgage Loan Trust (Series
                        2004-1), Class 1A8, 4.75%, 11/25/2018                        691,938
                            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                        ---------------------------------------------------
                            (IDENTIFIED COST $2,581,469)                            2,509,103
                   1
                        COMMERCIAL PAPER --13.3%
     750,000            Comcast Corp. CP, 4.55%, 2/13/2006                           748,862
    1,000,000           Countrywide Financial Corp. CP, 4.53%, 2/7/2006              999,245
     400,000            CVS Corp. Years 3 & 4 CP, 4.52%, 2/1/2006                    400,000
    1,000,000           DTE Energy Co., CPEXT, 4.53%, 2/3/2006                       999,748
    1,000,000           DTE Energy Co., CPEXT, 4.51%, 2/3/2006                       999,749
    1,000,000           Falcon Asset Securitization Corp., CPEXT, 4.43%,
                        2/16/2006                                                    998,154
     500,000            John Deere Capital Corp. CPABS3A3, 4.43%, 2/6/2006           499,692
     750,000            Kellogg Co. Years 1&2 CP, 4.51%, 2/28/2006                   747,463
    1,250,000           Textron Financial Corp., CPEXT, 4.54%, 2/7/2006             1,249,054
     567,000            Textron Financial Corp., CPEXT, 4.54%, 2/2/2006              566,928
    1,000,000           Walt Disney Co., CPABS3A3, 4.61%, 4/17/2006                  990,396
                            TOTAL COMMERCIAL PAPER
                        ---------------------------------------------------
                            (IDENTIFIED COST $9,199,293)                            9,199,291

                        CORPORATE BONDS--78.3%
                        AEROSPACE & DEFENSE--1.5%
    1,000,000           Raytheon Co., Note, 6.75%, 8/15/2007                        1,024,930
                        AUTOMOBILES--2.3%
    1,000,000           DaimlerChrysler North America Holding Corp., Note,
                        4.75%, 1/15/2008                                             989,950
     600,000            DaimlerChrysler North America Holding Corp.,
                        (Series MTND), 4.96%, 9/10/2007                              602,022
                            TOTAL AUTOMOBILES                                       1,591,972
                        BANKS--4.7%
     240,000            BankBoston Capital Trust III, Company Guarantee,
                        5.24125%, 6/15/2027                                          237,650
    1,000,000           Bank of New York, Note, 3.90%, 9/1/2007                      984,890
    1,000,000           Mellon Funding Corp., Company Guarantee, 4.875%,
                        6/15/2007                                                   1,000,270
    1,000,000           PNC Funding Corp., 5.75%, 8/1/2006                          1,004,440
                            TOTAL BANKS                                             3,227,250
                        BANKS-REGIONAL -1.4%
    1,000,000           National City Bank, Indiana, Note, 3.30%, 5/15/2007          979,710
                        CAPITAL MARKETS--7.2%
    1,000,000           Bear Stearns & Co., Inc., Sr. Note, 7.25%,
                        10/15/2006                                                  1,016,330
    1,000,000           Donaldson, Lufkin and Jenrette, Inc., Sr. Note,
                        6.50%, 6/1/2008                                             1,032,310
    1,000,000           Goldman Sachs Group, Inc., 3.875%, 1/15/2009                 968,070
    1,000,000           Lehman Brothers Holdings, Inc., Note, 4.00%,
                        1/22/2008                                                    982,730
    1,000,000           Morgan Stanley, Note, 4.00%, 1/15/2010                       962,250
                            TOTAL CAPITAL MARKETS                                   4,961,690
                        COMMERCIAL BANKS--8.9%
    1,000,000           Citicorp, Sub. Note, 7.25%, 9/1/2008                        1,060,400
    1,000,000           KeyCorp, Sub. Note, 6.75%, 3/15/2006                        1,002,510
    1,000,000           SunTrust Banks, Inc., Sr. Note, 6.25%, 6/1/2008             1,027,550
    1,000,000           U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007                    1,002,570
    1,000,000           Wachovia Corp., Sub. Note, 6.25%, 8/4/2008                  1,030,250
    1,000,000           Wells Fargo & Co., Sr. Note, 5.125%, 2/15/2007              1,002,520
                            TOTAL COMMERCIAL BANKS                                  6,125,800
                        COMMERCIAL SERVICES & SUPPLIES--0.7%
     500,000            Cendant Corp., 6.875%, 8/15/2006                             504,545
                        CONSUMER FINANCE--11.0%
    1,700,000           American Express Co., Note, 5.50%, 9/12/2006                1,706,902
    1,000,000           American General Finance Corp., Note, (Series
                        MTNH), 2.75%, 6/15/2008                                      949,220
    1,000,000           Capital One Bank, 6.875%, 2/1/2006                          1,000,060
    1,000,000           MBNA America Bank, N.A., Sr. Note, (Series BKNT),
                        6.50%, 6/20/2006                                            1,005,630
    1,000,000           Household Finance Corp., Unsecd. Note, 4.125%,
                        11/16/2009                                                   964,790
    1,000,000           John Deere Capital Corp., Note, 3.90%, 1/15/2008             979,280
    1,000,000           SLM Corp., Note, (Series MTN), 3.625%, 3/17/2008             972,030
                            TOTAL CONSUMER FINANCE                                  7,577,912
                        DIVERSIFIED FINANCIAL SERVICES--5.6%
     897,000            CIT Group, Inc., Unsecd. Note, 2.875%, 9/29/2006             885,635
    1,000,000           General Electric Capital Corp., Note, 3.50%,
                        5/1/2008                                                     970,620
    1,000,000           J.P. Morgan Chase & Co., Sub. Note, 6.75%,
                        8/15/2008                                                   1,043,780
    1,000,000           National Rural Utilities Cooperative Finance
                        Corp., Note, 3.00%, 2/15/2006                                999,460
                            TOTAL DIVERSIFIED FINANCIAL SERVICES                    3,899,495
                        DIVERSIFIED TELECOMMUNICATION SERVICES--0.7%
     500,000            SBC Communications, Inc., Unsecd. Note, 4.125%,
                        9/15/2009                                                    481,470
                        ELECTRIC UTILITIES--1.4%
    1,000,000           Progress Energy, Inc., Sr. Note, 6.75%, 3/1/2006            1,001,490
                        FINANCE-LEASING CO--0.9%
     550,000            Boeing Capital Corp., 7.375%, 9/27/2010                      602,932
                        FINANCE-MTG LOAN/BANKER--1.4%
    1,000,000           Residential Capital Corp., Note, 6.125%, 11/21/2008         1,009,160
                        FOOD PRODUCTS--1.4%
    1,000,000           Kraft Foods, Inc., Note, 4.625%, 11/1/2006                   997,820
                        HOTELS RESTAURANTS & LEISURE--1.1%
     750,000            Tricon Global Restaurants, Inc., Sr. Note, 8.50%,
                        4/15/2006                                                    755,010
                        HOUSEHOLD DURABLES--0.4%
     250,000            D. R. Horton, Inc., Sr. Note, 8.00%, 2/1/2009                266,450
                        MACHINERY--0.7%
     500,000            Ingersoll-Rand Co., Note, 6.25%, 5/15/2006                   502,205
                        MEDIA--4.4%
    1,000,000           Cox Communications, Inc., 7.75%, 8/15/2006                  1,014,160
    1,000,000           Time Warner, Inc., Deb., 8.11%, 8/15/2006                   1,014,080
    1,000,000           Walt Disney Co., 5.375%, 6/1/2007                           1,004,780
                            TOTAL MEDIA                                             3,033,020
                        MULTI - UTILITIES--3.8%
     250,000            CenterPoint Energy, Inc., Sr. Note, (Series B),
                        6.85%, 6/1/2015                                              269,120
     500,000            CenterPoint Energy, Inc., Sr. Note, (Series B),
                        7.25%, 9/1/2010                                              535,895
     875,000            Dominion Resources, Inc., 4.45%, 12/1/2003                   875,000
    1,000,000           Dominion Resources, Inc., Note, 4.125%, 2/15/2008            980,380
                            TOTAL MULTI - UTILITIES                                 2,660,395
                        MULTILINE RETAIL--1.4%
    1,000,000           Target Corp., 5.95%, 5/15/2006                              1,003,440
                        OIL, GAS & CONSUMABLE FUELS--4.9%
     375,000            Chesapeake Energy Corp., Sr. Note, 6.875%,
                        1/15/2016                                                    384,375
    1,000,000           Conoco, Inc., 5.45%, 10/15/2006                             1,003,980
    1,000,000           Ocean Energy, Inc., Company Guarantee, 4.375%,
                        10/1/2007                                                    988,480
    1,000,000           Valero Energy Corp., 7.375%, 3/15/2006                      1,003,030
                            TOTAL OIL GAS & CONSUMABLE FUELS                        3,379,865
                        OIL EXPLORATION & PRODUCTION --1.1%
     750,000            Pemex Project Funding Master, Unsecd. Note, 8.85%,
                        9/15/2007                                                    787,875
                        REAL ESTATE--1.9%
     300,000            iStar Financial, Inc., 6.00%, 12/15/2010                     307,176
    1,000,000           Simon Debartolo Group LP, Unsecd. Note, 6.875%,
                        11/15/2006                                                  1,014,130
                            TOTAL REAL ESTATE                                       1,321,306
                        ROAD & RAIL--3.1%
    1,000,000           Caliber System, Inc., Note, 7.80%, 8/1/2006                 1,013,250
     450,000            Norfolk Southern Corp., Note, (Series MTNA),
                        7.40%, 9/15/2006                                             456,251
     650,000            Union Pacific Corp., Note, 6.40%, 2/1/2006                   649,916
                            TOTAL ROAD & RAIL                                       2,119,417
                        TELECOMMUNICATION SERVICES -1.6%
    1,000,000           Verizon Global Funding, Note, 7.25%, 12/1/2010              1,080,400
                        THRIFTS & MORTGAGE FINANCE -1.5%
    1,000,000           Washington Mutual Bank, 7.50%, 8/15/2006                    1,013,750
                        UTILITIES - ELECTRIC--1.5%
    1,000,000           PPL Electric Utilities Corp., 5.875%, 8/15/2007             1,011,250
                        WIRELESS TELECOMMUNICATION SERVICES--1.8%
     250,000            NEXTEL Communications, Inc., Sr. Note, (Series F),
                        5.95%, 3/15/2014                                             252,478
    1,000,000           Verizon Wireless, Inc., Unsecd. Note, 5.375%,
                        12/15/2006                                                  1,003,730
                            TOTAL WIRELESS TELECOMMUNICATION SERVICES               1,256,208
                            TOTAL CORPORATE BONDS
                        ---------------------------------------------------
                            (IDENTIFIED COST $54,794,787)                          54,176,767

                        U.S. TREASURY--5.0%
                        U.S. TREASURY NOTES-5.0%
     750,000            2.625%, 3/15/2009                                            709,688
     200,000            3.375%, 2/15/2008                                            195,594
     113,563            3.500% 1/15/2011                                             122,204
     150,000            3.625%, 1/15/2010                                            145,266
      50,000            4.000%, 3/15/2010                                            49,063
     940,000            4.000%, 4/15/2010                                            921,933
     644,000            4.250%, 8/15/2015                                            629,710
     725,000            4.375%, 12/15/2010                                           721,259
                            TOTAL U.S. TREASURY
                        ---------------------------------------------------
                            (IDENTIFIED COST $3,536,216)                            3,494,717

                        MUTUAL FUNDS--0.0%
       197              SSGA Money Market Fund
                        ---------------------------------------------------
                        (AT NET ASSET VALUE)                                           197

                        REPURCHASE AGREEMENT--0.2%
     119,476            Interest in $119,476 repurchase agreement 4.44%,
                        dated 1/31/2006 under which Credit Suisse First
                        Boston LLC will repurchase a U.S. Government
                        Agency security with a maturity of 10/3/2008 for
                        $119,491 on 2/1/2006.  The market value of the
                        underlying security at the end of the period was
                        $124,785 (AT AMORTIZED COST)                                 119,476
                            TOTAL INVESTMENTS -101.5%
                        ===================================================
                             (IDENTIFIED COST $70,975,262)(2)                      70,245,658
                            OTHER ASSETS AND LIABILITIES - NET -(1.5)%             (1,035,188)
                            TOTAL NET ASSETS -100%                             $   69,210,470

===================================================================================

   (1) Discount rate at the time of purchase.
   (2) At January 31, 2006, the cost of investments for federal tax purposes amounts to $70,975,262. The net unrealized depreciation of investments for federal tax purposes was $729,604. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $50,036 and net unrealized depreciation from investments for those securities having an excess of cost over value of $779,640.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation -- The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronyms are used throughout this portfolio:

ARM         --Adjustable Rate Mortgage
CP          --Commercial Paper
FNMA        --Federal National Mortgage Association
MTN         --Medium Term Note







MTB SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

      Shares           Description                                                    Value

                       COMMON STOCKS--94.6%
                       AEROSPACE & DEFENSE--0.4%
      28,500     (1)   AAR Corp.                                              $      679,155
                       AIRLINES--0.8%
      76,000     (1)   AirTran Holdings, Inc.                                       1,287,440
                       AUTO COMPONENTS--0.4%
      40,400     (1)   Goodyear Tire & Rubber Co.                                    631,856
                       BEVERAGES--1.0%
      18,000     (1)   Hansen Natural Corp.                                         1,580,400
                       BIOTECHNOLOGY--4.0%
      25,000     (1)   Abgenix, Inc.                                                 551,750
      67,500     (1)   Acadia Pharmaceuticals, Inc.                                  885,600
       500       (1)   Amylin Pharmaceuticals, Inc.                                  21,200
     328,125     (1)   Calypte Biomedical Corp.                                      91,875
      25,700     (1)   Digene Corp.                                                  853,240
     625,000     (1)   Halozyme Therapeutics, Inc.                                  1,168,750
      50,000     (1)   Human Genome Sciences, Inc.                                   550,000
      30,000     (1)   Medarex, Inc.                                                 419,400
      30,000     (1)   Nektar Therapeutics                                           594,000
      12,500     (1)   Onyx Pharmaceuticals, Inc.                                    351,125
      25,500     (1)   PDL BioPharma, Inc.                                           743,325
                           TOTAL BIOTECHNOLOGY                                      6,230,265
                       CAPITAL MARKETS--0.3%
      5,000      (1)   Affiliated Managers Group                                     464,000
                       CHEMICALS--0.5%
     112,500           Wellman, Inc.                                                 798,750
                       COMMERCIAL BANKS--0.2%
      14,000           Placer Sierra Bancshares                                      372,960
                       COMMERCIAL SERVICES & SUPPLIES--0.3%
      12,000     (1)   DiamondCluster International, Inc., Class A                   114,120
      17,000     (1)   Labor Ready, Inc.                                             395,930
                           TOTAL COMMERCIAL SERVICES & SUPPLIES                      510,050
                       COMMUNICATIONS EQUIPMENT--3.1%
      12,000           Adtran, Inc.                                                  351,960
      47,000     (1)   Arris Group, Inc.                                             552,720
      62,500     (1)   C-COR Electronics, Inc.                                       399,375
     110,000     (1)   CIENA Corp.                                                   440,000
      86,000     (1)   PC-Tel, Inc.                                                  819,580
      98,200     (1)   SeaChange International, Inc.                                 817,024
     145,000     (1)   Symmetricom, Inc.                                            1,434,050
                           TOTAL COMMUNICATIONS EQUIPMENT                           4,814,709
                       COMPUTERS & PERIPHERALS--2.8 %
      61,800     (1)   Adaptec, Inc.                                                 336,192
      36,500     (1)   Advanced Digital Information Corp.                            365,365
      90,700     (1)   Brocade Communications Systems, Inc.                          417,220
     246,200     (1)   Concurrent Computer Corp.                                     566,260
     112,500     (1)   Hypercom Corp.                                                754,875
      29,500     (1)   M-Systems Flash Disk Pioneers Ltd.                            854,910
      27,500     (1)   Novatel Wireless, Inc.                                        300,025
      54,500           On Track Innovations Ltd.                                     885,625
                           TOTAL COMPUTERS & PERIPHERALS                            4,480,472
                       CONSTRUCTION & ENGINEERING--9.2%
      58,000     (1)   Baker Michael Corp.                                          1,554,400
      70,000     (1)   Foster Wheeler Ltd.                                          3,447,500
      58,000     (1)   McDermott International, Inc.                                3,016,000
      29,000     (1)   Perini Corp.                                                  798,370
      92,000     (1)   Shaw Group, Inc.                                             3,277,040
      41,000     (1)   Washington Group International, Inc.                         2,433,350
                           TOTAL CONSTRUCTION & ENGINEERING                        14,526,660
                       CONSTRUCTION MATERIALS--0.2%
      7,000            Texas Industries, Inc.                                        376,670
                       DIVERSIFIED CONSUMER SERVICES--2.5%
      44,000     (1)   Education Management Corp.                                   1,347,280
      34,800     (1)   Laureate Education, Inc.                                     1,813,080
      10,000           Pre-Paid Legal Services, Inc.                                 381,900
      10,500     (1)   Steiner Leisure Ltd.                                          407,610
                           TOTAL DIVERSIFIED CONSUMER SERVICES                      3,949,870
                       DIVERSIFIED FINANCIAL SERVICES--8.1%
      7,000      (1)   Archipelago Holdings, Inc.                                    398,020
      10,000     (1)   InterContinentalExchange, Inc.                                508,200
      10,000     (1)   Nasdaq Stock Market, Inc.                                     419,100
      50,000           iShares Russell 2000 Index Fund                              3,617,500
     102,500           iShares Russell 2000 Growth Index Fund                       7,779,750
                           TOTAL DIVERSIFIED FINANCIAL SERVICES                    12,722,570
                  DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
      39,900           CT Communications, Inc.                                       545,832
      87,500     (1)   Premiere Global Services, Inc.                                786,625
      80,000     (1)   TALK America Holdings, Inc.                                   769,600
                           TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES             2,102,057
                       ELECTRICAL EQUIPMENT--0.7%
     540,000     (1)   Electric City Corp.                                           567,000
      35,000     (1)   Evergreen Solar, Inc.                                         540,050
                           TOTAL ELECTRICAL EQUIPMENT                               1,107,050
                    ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
      13,000     (1)   Brightpoint, Inc.                                             293,670
      35,500     (1)   Metrologic Instruments, Inc.                                  759,700
      33,000           Nam Tai Electronics, Inc.                                     771,210
                           TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                 1,824,580
                       ENERGY EQUIPMENT & SERVICES--5.3%
      65,500     (1)   Global Industries Ltd.                                        917,000
      7,500      (1)   Grant Prideco, Inc.                                           375,675
      32,500     (1)   NS Group, Inc.                                               1,469,000
      25,500           Rowan Cos., Inc.                                             1,143,165
      70,000           Stolt Offshore SA, ADR                                        889,700
      40,000     (1)   Todco, Class A                                               1,784,000
      26,000     (1)   Veritas DGC, Inc.                                            1,171,560
      11,400     (1)   W-H Energy Services, Inc.                                     550,392
                           TOTAL ENERGY EQUIPMENT & SERVICES                        8,300,492
                       FOOD & STAPLES RETAILING--0.2%
      30,500     (1)   Wild Oats Markets, Inc.                                       368,745
                       HEALTH CARE EQUIPMENT & SUPPLIES--3.2%
      48,800     (1)   Compex Technologies, Inc.                                     363,072
      45,000     (1)   Cytyc Corp.                                                  1,354,500
      10,000     (1)   Integra Lifesciences Corp.                                    390,000
      5,000      (1)   Intuitive Surgical, Inc.                                      688,250
      18,000     (1)   Kinetic Concepts, Inc.                                        651,420
      18,000     (1)   LifeCell Corp.                                                390,600
      47,000     (1)   Possis Corp.                                                  460,600
      29,300     (1)   Syneron Medical Ltd.                                          815,126
                           TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                   5,113,568
                       HEALTH CARE PROVIDERS & SERVICES--6.4%
      82,700     (1)   AMICAS, Inc.                                                  428,386
      8,500      (1)   American Healthcorp, Inc.                                     379,780
      30,000     (1)   Cerner Corp.                                                 1,350,000
      55,000     (1)   Emageon, Inc.                                                1,017,500
      7,500            LCA Vision, Inc.                                              421,275
      11,800     (1)   LifePoint Hospitals, Inc.                                     364,030
      11,000     (1)   Matria Healthcare, Inc.                                       469,370
      21,000     (1)   Pediatrix Medical Group                                      1,841,280
      50,000     (1)   Psychiatric Solutions, Inc.                                  1,649,500
      59,500     (1)   Q-Med, Inc.                                                   589,050
      8,000      (1)   Sierra Health Services, Inc.                                  316,960
      33,000     (1)   United Surgical Partners International, Inc.                 1,279,080
                           TOTAL HEALTH CARE PROVIDERS & SERVICES                  10,106,211
                       HOTELS, RESTAURANTS & LEISURE--1.6%
      62,000     (1)   Benihana, Inc., Class A                                      1,431,580
      11,500     (1)   Penn National Gaming, Inc.                                    369,150
      29,500     (1)   Shuffle Master, Inc.                                          749,300
                           TOTAL HOTELS, RESTAURANTS & LEISURE                      2,550,030
                       IT SERVICES--1.5%
      15,000     (1)   Cognizant Technology Solutions Corp.                          785,550
      52,500     (1)   Covansys Corp.                                                798,000
      54,000     (1)   MPS Group, Inc.                                               767,340
                           TOTAL IT SERVICES                                        2,350,890
                       INDEPENDENT POWER PRODUCERS & ENERGY TRA--0.5%
     150,000     (1)   Dynegy, Inc.                                                  825,000
                       INDUSTRIAL CONGLOMERATES--1.9%
      47,000           Walter Industries, Inc.                                      2,972,750
                       INSURANCE--4.3%
      95,000           HCC Insurance Holdings, Inc.                                 2,950,700
      60,000     (1)   Navigators Group, Inc.                                       2,680,200
      30,000           State Auto Financial Corp.                                   1,154,100
                           TOTAL INSURANCE                                          6,785,000
                       INTERNET SOFTWARE & SERVICES--2.2%
      66,000     (1)   EarthLink Network, Inc.                                       753,720
      85,000     (1)   Hurray! Holding Co. Ltd., ADR                                 727,090
      41,000     (1)   Openwave Systems, Inc.                                        883,960
      23,000     (1)   Radvision Ltd.                                                417,220
      13,500     (1)   aQuantive, Inc.                                               351,135
      7,800      (1)   j2 Global Communications, Inc.                                372,450
                           TOTAL INTERNET SOFTWARE & SERVICES                       3,505,575
                       MACHINERY--7.4%
      61,500     (1)   Accuride Corp.                                                790,275
      4,500      (1)   American Railcar Industries, Inc.                             134,455
      7,500            Freightcar America, Inc.                                      430,575
      50,000           Graco, Inc.                                                  2,009,000
      34,000           Harsco Corp.                                                 2,693,480
      40,500           JLG Industries, Inc.                                         2,206,440
      63,000           Joy Global, Inc.                                             3,404,520
                           TOTAL MACHINERY                                         11,668,745
                       MEDIA--0.8%
      20,500     (1)   Dreamworks Animation SKG, Inc.                                549,400
      25,000     (1)   XM Satellite Radio Holdings, Inc., Class A                    654,500
                           TOTAL MEDIA                                              1,203,900
                       METALS & MINING--5.3%
     115,000     (1)   Bema Gold Corp.                                               474,950
      32,500     (1)   Chaparral Steel Co.                                          1,334,125
      28,000           Cleveland Cliffs, Inc.                                       3,019,800
     100,000     (1)   Coeur d'Alene Mines Corp.                                     518,000
      41,100           Mesabi Trust                                                  853,647
      30,000     (1)   Oregon Steel Mills, Inc.                                     1,235,100
      18,000           Steel Dynamics, Inc.                                          835,560
                           TOTAL METALS & MINING                                    8,271,182
                       MULTILINE RETAIL--0.5%
      30,000     (1)   Dollar Tree Stores, Inc.                                      743,700
                       OIL, GAS & CONSUMABLE FUELS--4.2%
      15,700           CONSOL Energy, Inc.                                          1,144,530
      48,000           Foundation Coal Holdings, Inc.                               2,134,080
      27,500           Frontier Oil Corp.                                           1,303,225
      20,000           Massey Energy Co.                                             825,000
      17,500           Tesoro Petroleum Corp.                                       1,268,225
                           TOTAL OIL, GAS & CONSUMABLE FUELS                        6,675,060
                       PERSONAL PRODUCTS--0.3%
      11,500     (1)   Herbalife Ltd.                                                397,900
                       PHARMACEUTICALS--1.4%
      24,000           Alpharma, Inc., Class A                                       802,800
      72,500     (1)   AnorMED, Inc.                                                 403,100
      61,400     (1)   Pozen, Inc.                                                   995,908
                           TOTAL PHARMACEUTICALS                                    2,201,808
                    SEMICONDUCTOR EQUIPMENT & PRODUCTS--4.0%
      10,000     (1)   Ade Corp.                                                     325,300
      50,000     (1)   Advanced Energy Industries, Inc.                              784,500
      70,900     (1)   Cypress Semiconductor Corp.                                  1,200,337
      10,000     (1)   Fairchild Semiconductor International, Inc., Class
                       A                                                             199,500
      20,000     (1)   Genesis Microchip, Inc.                                       368,000
      42,000     (1)   Kulicke & Soffa Industries                                    469,980
     109,800     (1)   ON Semiconductor Corp.                                        824,598
     105,000     (1)   RF Micro Devices, Inc.                                        764,400
      8,900      (1)   Silicon Laboratories, Inc.                                    438,147
      33,000     (1)   Trident Microsystems, Inc.                                    861,960
                           TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                 6,236,722
                       SOFTWARE--4.3%
      48,000     (1)   Activision, Inc.                                              688,320
      28,000     (1)   Ansys, Inc.                                                  1,228,080
      65,000     (1)   Lawson Software Inc.                                          478,400
      20,000     (1)   Manhattan Associates, Inc.                                    435,200
      34,000     (1)   Mentor Graphics Corp.                                         374,000
     108,500     (1)   Opsware, Inc.                                                 794,220
      48,500     (1)   Quest Software, Inc.                                          768,240
      52,500     (1)   RSA Security, Inc.                                            806,925
      26,000     (1)   Sonic Solutions                                               435,500
      92,500     (1)   Tibco Software, Inc.                                          739,075
                           TOTAL SOFTWARE                                           6,747,960
                       SPECIALTY RETAIL--0.6%
      45,700     (1)   Rent-A-Center, Inc.                                           936,850
                       THRIFTS & MORTGAGE FINANCE--1.2%
      52,800           BankAtlantic Bancorp, Inc., Class A                           739,200
      77,000           Commercial Capital Bancorp, Inc.                             1,201,970
                           TOTAL THRIFTS & MORTGAGE FINANCE                         1,941,170
                       TRADING COMPANIES & DISTRIBUTORS--0.5%
      17,000     (1)   WESCO International, Inc.                                     814,810
                           TOTAL COMMON STOCKS
                       ---------------------------------------------------
                           (IDENTIFIED COST $129,007,848)                          149,177,582

                       WARRANTS--0.3%
     488,542           Calypte Biomedical Corp., Warrants                            61,895
     150,000           Halozyme Therapeutics, Inc., Warrants                         18,814
      87,000           On Track Innovations Ltd., Warrants                           420,868
                           TOTAL WARRANTS
                       ---------------------------------------------------
                           (IDENTIFIED COST $0)                                      501,577

                       MUTUAL FUNDS--5.6%
    6,477,069    (2)   MTB Prime Money Market Fund, Institutional Shares            6,477,069
    2,413,979    (2)   MTB Money Market Fund, Institutional I Shares                2,413,979
        1              SSGA Money Market Fund                                           1
                           TOTAL MUTUAL FUNDS
                       ---------------------------------------------------
                           (AT NET ASSET VALUE)                                     8,891,049
                           TOTAL INVESTMENTS -100.5%
                       ===================================================
                           (IDENTIFIED COST $137,898,897)(3)                       158,570,208
                           OTHER ASSETS AND LIABILITIES - NET -(0.5)%               (838,527)
                           TOTAL NET ASSETS -100%                             $    157,731,681

===========================================================================================

   (1) Non-income producing security. (2) Affiliated company.
   (3) At January 31, 2006, the cost of investments for federal tax purposes was
       $137,898,897. The net unrealized appreciation of investments for federal tax purposes was $20,671,311. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,265,952 and net unrealized depreciation from investments for those securities having an excess of cost over value of
       $1,594,641.
The Fund may write options contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. The following is a summary of the Fund's written option activity:
Contracts               Number of Contracts Premium
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Outstanding at          0                   $---
10/31/2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Options written         685                 96,550
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Options exercised       (100)               (16,941)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Options expired         (375)               (53,435)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Outstanding at          210                 $26,174
1/31/2006
--------------------------------------------------------------------------------

Note: The categories of investments are shown as a percentage of total net assets at
     January 31, 2006.

Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S.
dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value.
Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronym is used throughout this portfolio:

ADR         --American Depositary Receipt






MTB SMALL CAP STOCK FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

      Shares            Description                                                  Value

                        COMMON STOCKS--98.6%
                        AIR FREIGHT & LOGISTICS--0.6%
      25,100            Ryder System, Inc.                                    $    1,121,970
                        AUTO COMPONENTS--1.2%
      24,300            American Axle & Manufacturing Holdings, Inc.                451,737
      29,000            ArvinMeritor, Inc.                                          506,050
      24,200            Borg Warner, Inc.                                          1,334,146
                            TOTAL AUTO COMPONENTS                                  2,291,933
                        BANKS--0.7%
      50,400            Irwin Financial Corp.                                      1,079,568
       8,200            Placer Sierra Bancshares                                    218,448
                            TOTAL BANKS                                            1,298,016
                        BIOTECHNOLOGY--3.0%
      21,200      (1)   Alkermes, Inc.                                              516,008
      125,329     (1)   Cell Genesys, Inc.                                          784,560
      48,700      (1)   Cubist Pharmaceuticals, Inc.                               1,053,868
      30,000      (1)   Isis Pharmaceuticals, Inc.                                  162,300
      14,200      (1)   Kosan Biosciences, Inc.                                      75,402
      103,700     (1)   Medarex, Inc.                                              1,449,726
      45,600      (1)   Orasure Technologies, Inc.                                  497,496
      39,600      (1)   Telik, Inc.                                                 759,924
      60,400      (1)   Third Wave Technologies, Inc.                               196,300
      108,500     (1)   Transgenomic, Inc.                                           98,735
      43,500      (1)   Vasogen, Inc.                                               100,920
                            TOTAL BIOTECHNOLOGY                                    5,695,239
                        BUILDING PRODUCTS--1.3%
      26,700            Comfort Systems USA, Inc.                                   280,617
      34,300      (1)   Griffon Corp.                                               809,480
      24,800            Universal Forest Products, Inc.                            1,420,296
                            TOTAL BUILDING PRODUCTS                                2,510,393
                        CAPITAL MARKETS--0.6%
      14,700            Greenhill & Co., Inc.                                       840,546
      13,200      (1)   Tradestation Group, Inc.                                    233,508
                            TOTAL CAPITAL MARKETS                                  1,074,054
                        CHEMICALS--1.8%
      17,800            Fuller (H B) Co.                                            672,662
      18,700            Georgia Gulf Corp.                                          639,540
      19,200            Lubrizol Corp.                                              878,208
      27,700      (1)   OM Group, Inc.                                              595,827
      26,400      (1)   Symyx Technologies, Inc.                                    730,224
                            TOTAL CHEMICALS                                        3,516,461
                        COMMERCIAL BANKS--5.2%
       2,700            Bank of The Ozarks, Inc.                                     98,388
       4,800            Cascade Bancorp                                             124,800
      34,830            Citizens Banking Corp., Michigan                            968,971
      13,200            City Holding Co.                                            491,832
      25,800            First Charter Corp.                                         619,200
       5,149            First Financial Bancorp                                      91,086
       3,351            Glacier Bancorp, Inc.                                       106,495
      34,600            Greater Bay Bancorp                                         897,524
      26,985            Independent Bank Corp. Michigan                             745,326
      31,900            NBT Bancorp, Inc.                                           738,485
      57,800            Old National Bancorp                                       1,209,754
      12,400            Provident Bankshares Corp.                                  455,452
      76,015            Republic Bancorp, Inc.                                      984,394
      34,000      (1)   SVB Financial Group                                        1,682,320
      21,300            United Bankshares, Inc. W VA                                793,851
                            TOTAL COMMERCIAL BANKS                                 10,007,878
                        COMMERCIAL SERVICES & SUPPLIES--4.3%
       7,200            American Ecology, Inc.                                      124,848
      23,800            Banta Corp.                                                1,216,656
      14,500      (1)   Heartland Payment Systems, Inc.                             356,845
      63,400            Ikon Office Solutions, Inc.                                 749,388
      48,200            Knoll, Inc.                                                 839,162
      11,700      (1)   Navigant Consulting, Inc.                                   265,824
      30,200      (1)   SOURCECORP, Inc.                                            794,864
       4,500            Strayer Education, Inc.                                     398,520
      14,000            Tennant Co.                                                 758,800
      52,700      (1)   United Rentals, Inc.                                       1,544,637
      25,100      (1)   Vertrue, Inc.                                              1,085,826
                            TOTAL COMMERCIAL SERVICES & SUPPLIES                   8,135,370
                        COMMUNICATIONS EQUIPMENT--3.3%
      13,900            Black Box Corp.                                             703,757
      28,600      (1)   Commscope, Inc.                                             632,346
       1,000            DRS Technologies, Inc.                                       49,690
      78,700      (1)   Harmonic, Inc.                                              434,424
      25,200            Plantronics, Inc. New                                       882,000
      151,200     (1)   Polycom, Inc.                                              2,930,256
      26,700      (1)   SBA Communications Corp.                                    583,395
                            TOTAL COMMUNICATIONS EQUIPMENT                         6,215,868
                        COMPUTERS & INTEGRATED SYSTEMS--0.6%
      242,800     (1)   Brocade Communications Systems, Inc.                       1,116,880
                        COMPUTERS & PERIPHERALS--3.2%
      159,700     (1)   Immersion Corp.                                            1,055,617
       5,700      (1)   Komag, Inc.                                                 268,242
      362,700     (1)   Maxtor Corp.                                               3,336,840
      97,700      (1)   McData Corporation                                          417,179
      174,900     (1)   Quantum Corp.                                               620,895
      11,000      (1)   Rackable Systems, Inc.                                      330,550
                            TOTAL COMPUTERS & PERIPHERALS                          6,029,323
                        CONSTRUCTION & ENGINEERING--0.3%
      18,800      (1)   Baker Michael Corp.                                         503,840
                        CONSTRUCTION MATERIALS--0.4%
      15,400            Ameron International Corp.                                  830,060
                        CONSUMER FINANCE--1.2%
      44,100            Advanta Corp.                                              1,526,301
       9,500      (1)   Morningstar, Inc.                                           366,035
      11,900      (1)   United PanAm Financial Corp.                                349,741
                            TOTAL CONSUMER FINANCE                                 2,242,077
                        CONTAINERS & PACKAGING--0.5%
      15,400            Greif, Inc.                                                1,002,848
                        DIVERSIFIED FINANCIAL SERVICES--1.5%
      19,200      (1)   Advent Software, Inc.                                       504,192
       6,500      (1)   Digital Insight Corp.                                       233,155
      28,000      (1)   Encore Capital Group, Inc.                                  528,080
      39,800            Gatx                                                       1,580,458
                                                                             -------------------
                            TOTAL DIVERSIFIED FINANCIAL SERVICES                   2,845,885
                        ELECTRIC UTILITIES--1.4%
      54,000            Duquesne Light Holdings, Inc.                               970,920
       9,400            UIL Holdings Corp.                                          454,396
      42,500            Unisource Energy Corp.                                     1,314,525
                            TOTAL ELECTRIC UTILITIES                               2,739,841
                        ELECTRICAL EQUIPMENT--1.9%
      30,600      (1)   Active Power, Inc.                                          151,470
      44,100            Acuity Brands, Inc.                                        1,670,949
      14,000            Smith A O Corp.                                             603,260
      13,100            Woodward Governor Co.                                      1,225,505
                            TOTAL ELECTRICAL EQUIPMENT                             3,651,184
                        ELECTRONIC COMPOSITION - MISC--0.5%
      39,600      (1)   International Displayworks, Inc.                            257,004
      197,900     (1)   Solectron Corp.                                             755,978
                            TOTAL ELECTRONIC COMPOSITION - MISC                    1,012,982
                    ELECTRONIC EQUIPMENT & INSTRUMENTS--2.0%
      138,900     (1)   Conexant Systems, Inc.                                      466,704
      63,500      (1)   Cree, Inc.                                                 1,659,255
      46,100            CTS Corp.                                                   567,491
      82,000            Methode Electronics, Inc., Class A                         1,008,600
       4,500      (1)   Universal Display Corp.                                      59,805
                            TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS               3,761,855
                        ENERGY EQUIPMENT & SERVICES--1.0%
       4,600      (1)   Atwood Oceanics, Inc.                                       446,798
       7,000      (1)   Hercules Offshore, Inc.                                     250,670
       5,600      (1)   Hydril Company                                              461,160
      16,900      (1)   Offshore Logistics, Inc.                                    606,710
       3,700      (1)   Tetra Technologies, Inc. DEL                                146,816
                            TOTAL ENERGY EQUIPMENT & SERVICES                      1,912,154
                        ENTERTAINMENT--0.5%
      31,500      (1)   Netflix Co., Inc.                                           867,825
                        FINANCIAL SERVICES--0.2%
      39,400            Saxon Capital, Inc.                                         470,436
                        FOOD & STAPLES RETAILING--1.1%
      20,700      (1)   BJ's Wholesale Club, Inc.                                   665,298
      19,500            Nash Finch Co.                                              577,200
      35,800            Ruddick Corp.                                               827,338
                            TOTAL FOOD & STAPLES RETAILING                         2,069,836
                        FOOD PRODUCTS--0.3%
      36,100            Chiquita Brands International                               653,771
                        GAS UTILITIES--0.3%
      13,500            NICOR, Inc.                                                 552,150
                        HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
       8,200      (1)   Advanced Med Optics, Inc.                                   365,556
       8,400      (1)   Arthrocare Corp.                                            376,236
       9,500      (1)   Atricure, Inc.                                              106,970
      26,500      (1)   Langer, Inc.                                                125,080
                            TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                  973,842
                        HEALTH CARE PROVIDERS & SERVICES--2.6%
      91,900      (1)   Alliance Imaging, Inc.                                      433,768
      16,800      (1)   Allion Healthcare, Inc.                                     255,360
      71,200      (1)   Beverly Enterprises, Inc.                                   869,352
      43,700      (1)   Bioscrip, Inc.                                              336,490
      34,700      (1)   Centene Corp. Del                                           912,263
      26,000      (1)   Kindred Healthcare, Inc.                                    595,400
       2,300      (1)   LifePoint Hospital, Inc.                                     70,955
      112,000     (1)   Paincare Holdings, Inc.                                     413,280
      55,500      (1)   PSS World Medical., Inc.                                    985,125
                            TOTAL HEALTH CARE PROVIDERS & SERVICES                 4,871,993
                        HOTELS, RESTAURANTS & LEISURE--1.6%
       5,500      (1)   Buffalo Wild Wings, Inc.                                    174,295
      26,900            Landrys Restaurants, Inc.                                   824,216
      35,100            Lone Star Steakhouse & Saloon                               950,859
      14,700      (1)   Red Robin Gourmet Burgers, Inc.                             583,443
      33,150      (1)   Ryans Restaurant Group, Inc.                                433,270
                            TOTAL HOTELS, RESTAURANTS & LEISURE                    2,966,083
                        HOUSEHOLD DURABLES--2.5%
      27,600            American Greetings Corp., Class A                           563,316
      22,100            Furniture Brands International, Inc.                        531,726
      10,400            M.D.C. Holdings, Inc.                                       659,880
       2,400            M/I Schottenstein Homes, Inc.                                95,664
      11,500      (1)   Meritage Corp.                                              695,750
      21,100            Ryland Group, Inc.                                         1,526,796
      31,400            Tupperware Corp.                                            697,080
                            TOTAL HOUSEHOLD DURABLES                               4,770,212
                        IT SERVICES--1.0%
      26,800      (1)   CSG System International, Inc.                              610,236
      21,000      (1)   Euronet Worldwide, Inc.                                     677,670
      44,700      (1)   Lionbridge Technologies, Inc.                               341,061
       9,700      (1)   MTC Technologies, Inc.                                      283,337
                            TOTAL IT SERVICES                                      1,912,304
                        INDUSTRIAL CONGLOMERATES--1.9%
      49,700      (1)   Gerber Scientific, Inc.                                     552,664
      49,200            Horace Mann Educators Corp.                                 963,828
      32,300            Walter Industries, Inc.                                    2,042,975
                            TOTAL INDUSTRIAL CONGLOMERATES                         3,559,467
                        INSURANCE--4.0%
      26,400            AmerUs Group Co.                                           1,620,168
      86,300      (1)   Ceres Group, Inc.                                           483,280
      22,400            Commerce Group, Inc.                                       1,207,360
      27,900            Harleysville Group, Inc.                                    768,924
      23,800            Landamerica Financial Group, Inc.                          1,570,324
      27,800            Presidential Life Corp.                                     596,866
      28,400            StanCorp Financial Group, Inc.                             1,412,900
                            TOTAL INSURANCE                                        7,659,822
                        INSURANCE  - PROPERTY & CASUALTY--0.1%
       8,400      (1)   Seabright Insurance Holding, Inc.                           137,676
                        INTERNET & CATALOG RETAIL--0.1%
       6,500      (1)   Blue Nile, Inc.                                             242,775
                        INTERNET SOFTWARE & SERVICES--3.5%
      134,740     (1)   Actuate Corp.                                               544,350
      59,200      (1)   Audible, Inc.                                               648,832
       1,700      (1)   DealerTrack Holdings, Inc.                                   33,915
      125,500     (1)   EarthLink Network, Inc.                                    1,433,210
      30,000      (1)   GSI Comm., Inc.                                             506,100
      192,400     (1)   Homestore, Inc.                                            1,162,096
       6,300      (1)   InfoSpace, Inc.                                             148,743
      40,000      (1)   Jupitermedia Corp.                                          647,600
      10,500      (1)   Marchex, Inc., Class B                                      255,360
      20,200      (1)   Online Resources Corp.                                      268,660
      40,500      (1)   aQuantive, Inc.                                            1,053,405
                            TOTAL INTERNET SOFTWARE & SERVICES                     6,702,271
                        LASERS - SYSTEMS/COMPONENTS--0.3%
      12,500      (1)   Cymer, Inc.                                                 564,250
                        LEISURE EQUIPMENT & PRODUCTS--0.6%
      36,600      (1)   Marvel Enterprises, Inc.                                    609,390
      21,000      (1)   Steinway Musical Instruments, Inc.                          618,240
                            TOTAL LEISURE EQUIPMENT & PRODUCTS                     1,227,630
                        MACHINERY--3.7%
      32,700            Albany International Corp., Class A                        1,209,900
      22,200            Cascade Corp.                                              1,133,532
      20,800            Harsco Corp.                                               1,647,776
      34,400            Mueller Industry, Inc.                                      998,632
      28,700            Stewart & Stevenson Services, Inc.                          745,339
      35,300            Timken Co.                                                 1,276,801
                            TOTAL MACHINERY                                        7,011,980
                        MEDIA--0.5%
      36,700      (1)   Outdoor Channel Holdings, Inc.                              546,463
      61,900            Sinclair Broadcast Group, Inc.                              492,724
                            TOTAL MEDIA                                            1,039,187
                        MEDICAL-BIOMEDICAL--0.1%
      39,700      (1)   Tercica, Inc.                                               273,136
                        MEDICAL-DRUGS--0.5%
      17,500      (1)   Durect Corp., Inc.                                           78,050
      33,000      (1)   Endo Pharmaceuticals Holdings, Inc.                         947,100
                            TOTAL MEDICAL DRUGS                                    1,025,150
                        MEDICAL PRODUCTS--0.4%
      17,200      (1)   Cyberonics, Inc.                                            516,172
      10,500      (1)   Syneron Medical Ltd.                                        292,110
                            TOTAL MEDICAL PRODUCTS                                  808,282
                        METALS & MINING--1.9%
      28,500            Quanex Corp.                                               1,770,135
      21,400            Steel Dynamics, Inc.                                        993,388
      29,700            Steel Technologies, Inc.                                    864,567
                            TOTAL METALS & MINING                                  3,628,090
                    MULTI-UTILITIES & UNREGULATED POWER--0.5%
      25,400            Avista Corp.                                                485,394
      14,900            ONEOK, Inc.                                                 421,074
                            TOTAL MULTI-UTILITIES & UNREGULATED POWER               906,468
                        NETWORKING PRODUCTS--0.3%
      50,500      (1)   Aeroflex, Inc.                                              610,545
                        OFFICE FURNITURE--0.5%
      32,700            Miller Herman, Inc.                                         990,810
                        OIL - FIELD SERVICES--0.3%
      31,200      (1)   Union Drilling, Inc.                                        544,752
                        OIL, GAS & CONSUMABLE FUELS--3.9%
      32,400            Holly Corp.                                                2,384,640
      19,000      (1)   KCS Energy, Inc.                                            551,570
      19,400      (1)   Stone Energy Corp.                                          970,194
      36,900      (1)   Swift Energy Co.                                           1,823,598
      24,900            Tesoro Petroleum Corp.                                     1,804,503
                            TOTAL OIL, GAS & CONSUMABLE FUELS                      7,534,505
                        PAPER & FOREST PRODUCTS--0.4%
      44,000      (1)   Buckeye Technologies, Inc.                                  414,480
      16,600            Schweitzer-Mauduit International, Inc.                      441,892
                            TOTAL PAPER & FOREST PRODUCTS                           856,372
                        PHARMACEUTICALS--2.8%
      49,600            Alpharma, Inc., Class A                                    1,659,120
      31,900      (1)   Bradley Pharmaceuticals, Inc.                               374,187
      32,500      (1)   Cephalon, Inc.                                             2,303,925
      37,500      (1)   Ista Pharmaceuticals, Inc.                                  262,875
      11,500      (1)   Par Pharmaceutical Cos., Inc.                               380,420
      30,000      (1)   Taro Pharmaceutical Industries Ltd.                         445,800
                            TOTAL PHARMACEUTICALS                                  5,426,327
                        REAL ESTATE--3.3%
      91,800            Anthracite Cap, Inc.                                       1,029,996
      55,000      (1)   Boykin Lodging Co.                                          715,000
      65,500            Crescent Real Estate Equities, Inc.                        1,387,945
      105,500           HRPT Properties Trust                                      1,132,015
      32,400            Mission West Properties, Inc.                               341,496
      28,200            Northstar Realty Finance Corp.                              309,354
      11,600            Novastar Financial, Inc.                                    365,284
      26,900            One Liberty Properties, Inc.                                535,310
      19,700            RAIT Investment Trust                                       534,067
                            TOTAL REAL ESTATE                                      6,350,467
                        RESORTS--0.0%
       4,500      (1)   Sunterra Corp.                                               64,575
                        RETAIL - RESTAURANTS--0.4%
      33,500      (1)   McCormick & Schmick's Seafood Restaurants, Inc.             720,250
                        RETAIL - SPORTING GOODS--0.7%
      20,500      (1)   Golf Galaxy, Inc.                                           366,745
      25,900      (1)   Sports Authority, Inc.                                      951,048
                            TOTAL RETAIL - SPORTING GOODS                          1,317,793
                        ROAD & RAIL--0.9%
      22,500            Arkansas Best Corp.                                         963,225
       9,500      (1)   Dollar Thrifty Automotive Group                             360,335
      17,900      (1)   SCS Transportation, Inc.                                    479,362
                            TOTAL ROAD & RAIL                                      1,802,922
                    SEMICONDUCTOR EQUIPMENT & PRODUCTS--7.4%
      109,700     (1)   Altera Corp.                                               2,118,307
      94,500      (1)   Asyst Technologies, Inc.                                    676,620
      90,200      (1)   Brooks Automation, Inc.                                    1,520,772
      135,620     (1)   Credence Systems Corp.                                     1,186,675
      24,800      (1)   FEI Co.                                                     572,384
      31,700      (1)   Genesis Microchip, Inc.                                     583,280
      321,200     (1)   Lattice Semiconductor Corp.                                1,455,036
      32,200      (1)   Photronics, Inc.                                            580,888
      156,000     (1)   Pixelworks, Inc.                                            890,760
      67,394      (1)   PLX Technology, Inc.                                        738,638
      43,000      (1)   Rudolph Technologies, Inc.                                  657,470
      179,200     (1)   Skyworks Solutions, Inc.                                    946,176
      55,024      (1)   STATS ChipPAC Ltd., Inc.                                    385,168
      270,400     (1)   Triquint Semiconductor, Inc.                               1,319,552
      45,200      (1)   Ultra Clean Holdings, Inc.                                  428,943
                            TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS               14,060,669
                        SOFTWARE--2.1%
      91,100      (1)   Aspen Technology, Inc.                                      778,905
      100,000     (1)   Digimarc Corp.                                              776,000
      48,200      (1)   Mentor Graphics Corp.                                       530,200
       7,300      (1)   Open Solutions, Inc.                                        189,727
       9,300      (1)   Sybase, Inc.                                                200,787
      28,700      (1)   THQ, Inc.                                                   753,375
      65,000      (1)   Wind River System, Inc.                                     869,700
                            TOTAL SOFTWARE                                         4,098,694
                        SPECIALTY RETAIL--3.9%
      14,700            Barnes & Noble, Inc.                                        623,574
      55,000            Cato Corp., Class A                                        1,187,450
      51,500      (1)   Hot Topic, Inc.                                             739,540
      32,800      (1)   Rex Stores Corp.                                            542,512
      13,400            Sonic Automotive, Inc.                                      315,302
      31,650            Stage Stores, Inc.                                          939,688
      26,400            Talbots, Inc.                                               735,768
      22,000      (1)   Too, Inc.                                                   636,460
      43,700      (1)   Trans World Entertainment Corp.                             228,988
      10,000      (1)   Tractor Supply Co.                                          510,800
       5,000      (1)   Volcom, Inc.                                                189,700
       3,700            World Fuel Services Corp.                                   127,502
      24,200      (1)   Zale Corp.                                                  593,142
                            TOTAL SPECIALTY RETAIL                                 7,370,426
                        TELECOM SERVICES--0.1%
      21,200      (1)   MasTec, Inc.                                                255,460
                        TEXTILES, APPAREL & LUXURY GOODS--1.4%
      32,700      (1)   Maidenform Brands, Inc.                                     365,259
      92,700      (1)   Quiksilver, Inc.                                           1,299,654
      37,400            Stride Rite Corp.                                           541,178
      14,800            Unifirst Corp.                                              514,448
                            TOTAL TEXTILES, APPAREL & LUXURY GOODS                 2,720,539
                        THERAPEUTICS--0.1%
      15,267      (1)   Discovery Laboratories, Inc.                                121,373
                        THRIFTS & MORTGAGE FINANCE--3.3%
      12,466            Commercial Capital Bancorp, Inc.                            194,594
      23,335            Corus Bankshares, Inc.                                     1,498,340
      33,400            Flagstar Bancorp, Inc.                                      507,012
      31,400            Indymac Bancorp, Inc.                                      1,283,004
      29,800            MAF Bancorp, Inc.                                          1,281,102
      89,400            Partners Trust Financial Group, Inc.                       1,054,920
      12,400            PFF Bancorp, Inc.                                           392,460
                            TOTAL THRIFTS & MORTGAGE FINANCE                       6,211,432
                        TOBACCO--0.5%
      61,200      (1)   Alliance One International, Inc.                            272,952
      12,500            Universal Corp.                                             590,625
                            TOTAL TOBACCO                                           863,577
                        WIRE & CABLE PRODUCTS--0.3%
      18,700            Belden CDT, Inc.                                            506,770
                        WIRELESS EQUIPMENT--0.8%
      222,400     (1)   RF Micro Devices, Inc.                                     1,619,072
                      TOTAL COMMON STOCKS (IDENTIFIED COST
                            $142,810,989)                                         188,458,077
                  (2)   MUTUAL FUND--1.3%
     2,425,672          MTB Prime Money Market Fund, Institutional Shares
                        (AT NET ASSET VALUE)                                       2,425,672

                            TOTAL INVESTMENTS ---99.9%                     ==
                            (IDENTIFIED COST $145,236,661)(3)             =       190,883,749
                            OTHER ASSETS AND LIABILITIES -NET-0.1%                  154,571
                            TOTAL NET ASSETS -100%                            $   191,038,320

===========================================================================================

   (1) Non-income producing security. (2) Affiliated company.
   (3) At January 31, 2006, the cost of investments for federal tax purposes was $145,236,661. The net unrealized appreciation of investments for federal tax purposes was $45,647,088. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $51,211,859 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,564,771.

   Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S.
dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value.
Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.





MTB TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

    Principal          Description
      Amount                                                                        Value

               (1)(,2) SHORT-TERM MUNICIPALS--99.8%
                       ALABAMA--1.7%
 $  2,260,000          Mobile, AL, IDB Dock & Wharf, Revenue Bonds Weekly
                       VRDNs, 3.050%, 2/1/2006                                $    2,260,000
                       COLORADO--3.7%
    5,000,000          Colorado Springs, CO, Utility System, Lien -
                       Series A, Weekly VRDNs (Dexia Credit Local LIQ),
                       2.980%, 2/2/2006                                            5,000,000
                       FLORIDA--2.6%
    3,500,000          Tampa, FL, Occupational License Tax Weekly VRDNs
                       (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ),
                       3.030%, 2/1/2006                                            3,500,000
                       GEORGIA--1.2%
    1,600,000          DeKalb County, GA, MFH Authority, Winterscreek
                       Apts Weekly VRDNs (FNMA COL), 3.040%, 2/1/2006              1,600,000
                       INDIANA--11.5%
    1,915,000          Elkhart County, IN, Hubbard Hill Estates Weekly
                       VRDNs (Fifth Third Bank INV), 3.040%, 2/3/2006              1,915,000
    4,300,000          Indiana State Educational Facilities Authority, St
                       Josephs Weekly VRDNs (Fifth Third Bank LOC),
                       3.030%, 2/2/2006                                            4,300,000
    4,174,000          Indianapolis, IN, Local Public Improvement Bond
                       Bank, 3.050% CP, Mandatory Tender 2/2/2006                  4,174,000
    5,000,000          Mt. Vernon, IN, Pollution Control & Solid Waste
                       Revenue Refunding Bonds (Series 2004) Daily VRDNs
                       (General Electric Co.), 3.070%, 2/1/2006                    5,000,000
                           TOTAL INDIANA                                          15,389,000
                       MARYLAND--0.8%
    1,094,000          Maryland State Health & Higher Educational
                       Facilities Authority Weekly VRDNs (Bank of America
                       N.A. LIQ), 3.000%, 2/2/2006                                 1,094,000
                       MASSACHUSETTS--0.8%
    1,075,000          Massachusetts HEFA, Revenue Bonds Daily VRDNs,
                       3.060%, 2/1/2006                                            1,075,000
                       MONTANA--0.8%
    1,000,000          Montana State Health Facilities Authority, Revenue
                       Bond Weekly VRDNs (FGIC INS), 3.040%, 2/2/2006              1,000,000
                       NEW JERSEY--1.8%
    2,400,000          New Jersey State, GO UT Weekly VRDNs, 3.050%,
                       2/1/2006                                                    2,400,000
                       NEW YORK--29.3%
    1,540,000          Albany, NY, IDA, (Series 2001C: Empire Commons
                       North), Weekly VRDNs (University at Albany
                       Foundation Student Housing Corp.)/(AMBAC INS)/(Key
                       Bank, N.A. SA), 3.010%, 2/2/2006                            1,540,000
    2,000,000          Ardsley, NY, Union Free School District, 3.75%
                       Bonds (State Aid Withholding LOC), 2/24/2006                2,007,774
    5,000,000          Nassau County, NY, 4.25% Bonds, 2/24/2006                   5,036,999
    1,500,000          New York City, NY, Municipal Water Finance
                       Authority Daily VRDNs (FGIC INS)/(FGIC Securities
                       Purchase, Inc. LIQ), 3.050%, 2/1/2006                       1,500,000
    5,000,000          New York City, NY, Transitional Finance Authority,
                       (Series A-1), 4.50% Bonds, 2/24/2006                        5,049,610
    2,100,000          New York City, NY, (1994 Series A-5) Daily VRDNs
                       (KBC Bank N.V. LOC), 3.050%, 2/1/2006                       2,100,000
    1,665,000          New York City, NY, (1994 Series A-8) Daily VRDNs,
                       3.050%, 2/1/2006                                            1,665,000
    1,200,000          New York City, NY, (1994 Series H-4), Weekly VRDNs
                       (AMBAC INS)/(Kredietbank NV SA), 2.990%, 2/1/2006           1,200,000
    1,300,000          New York City, NY, (1995 Series B-4) Daily VRDNs
                       (MBIA Insurance Corp. INS)/
                       ---------------------------------------------------
                       (Landesbank Hessen-Thueringen (GTD) SA), 3.050%,
                       2/1/2006                                                    1,300,000
    3,500,000          Ontario County, NY, IDA, (Series 2003A), Weekly
                       VRDNs (Frederick Ferris Thompson Hospital)/(Key
                       Bank, N.A. LOC), 3.010%, 2/1/2006                           3,500,000
    5,000,000          Rockland County, NY, TANs, 3.50%, 2/24/2006                 5,006,342
    2,970,000          Tompkins County, NY, IDA, (Series 2001-A), Weekly
                       VRDNs (Tompkins Cortland Community College
                       Foundation, Inc.)/(HSBC Bank USA LOC), 2.990%,
                       2/2/2006                                                    2,970,000
    3,000,000          Triborough Bridge & Tunnel Authority, NY, (Series
                       2001C), Weekly VRDNs (Bayerische Landesbank
                       LIQ)/(AMBAC LOC), 3.020%, 2/1/2006                          3,000,000
    1,220,000          Triborough Bridge & Tunnel Authority, NY,
                       Subordinate Revenue Bonds (Series 2000A), Weekly
                       VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ),
                       2.980%, 2/1/2006                                            1,220,000
    2,185,000          Triborough Bridge & Tunnel Authority, NY,
                       Subordinate Revenue Bonds (Series 2000D), Weekly
                       VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ),
                       3.020%, 2/1/2006                                            2,185,000
                           TOTAL NEW YORK                                         39,280,725
                       NORTH CAROLINA--8.3%
    1,800,000          Durham, NC, Water & Sewer Utility System,
                       Refunding Revenue Bonds Weekly VRDNs (Wachovia
                       Bank N.A. LIQ), 3.050%, 2/1/2006                            1,800,000
    4,335,000          North Carolina Capital Facilities Finance Agency,
                       Refunding Revenue Bonds Weekly VRDNs (Wachovia
                       Bank N.A. LOC), 3.030%, 2/2/2006                            4,335,000
    5,000,000          Wake County, NC, (Series 2004A), 4.00% TOBs
                       (Landesbank Hessen-Thueringen (GTD) LIQ) 2/24/2006          5,010,297
                           TOTAL NORTH CAROLINA                                   11,145,297
                       PENNSYLVANIA--26.1%
     900,000           Allegheny County, PA, Higher Education Building
                       Authority, (Series 1998) Daily VRDNs (Carnegie
                       Mellon University)/(Landesbank Hessen-Thueringen
                       (GTD) SA), 3.050%, 2/1/2006                                  900,000
     900,000           Allegheny County, PA, IDA, Weekly VRDNs (Western
                       PA Humane Society)/(National City Bank,
                       Pennsylvania LOC), 3.150%, 2/2/2006                          900,000
    1,280,000          Allentown, PA, Commercial and IDA, (Series 1999)
                       Daily VRDNs (Diocese of Allentown)/
                       ---------------------------------------------------
                       (Wachovia Bank N.A. LOC), 3.050%, 2/1/2006                  1,280,000
    2,100,000          Beaver County, PA, IDA, Refunding Revenue Bond
                       Weekly VRDNs, 3.030%, 2/1/2006                              2,100,000
    1,000,000          Chester County, PA, IDA, (Series of 2001) Daily
                       VRDNs (Archdiocese of Philadelphia)/
                       ---------------------------------------------------
                       (Wachovia Bank N.A. LOC), 3.050%, 2/1/2006                  1,000,000
    3,440,000          Cumberland County, PA, Municipal Authority,
                       (Series 2003-B), Weekly VRDNs (Presbyterian Homes,
                       Inc.)/(KBC Bank N.V. LOC), 3.020%, 2/2/2006                 3,440,000
    1,900,000          Delaware County, PA, IDA, Refunding Revenue Bonds
                       Daily VRDNs, 2.980%, 2/1/2006                               1,900,000
    1,600,000          Emmaus, PA, General Authority, (Series A), Weekly
                       VRDNs (FSA INS)/(Wachovia Bank Commercial Mortgage
                       Trust LIQ), 3.040%, 2/2/2006                                1,600,000
    2,310,000          Lancaster County, PA, Hospital Authority,
                       Refunding Revenue Bonds Weekly VRDNs (AMBAC LOC),
                       3.030%, 2/1/2006                                            2,310,000
    1,300,000          Pennsylvania State Higher Education Facilities
                       Authority, (Series 2002B), Weekly VRDNs (Drexel
                       University)/(Landesbank Hessen-Thueringen (GTD)
                       LOC), 3.020%, 2/2/2006                                      1,300,000
    1,575,000          Pennsylvania State Higher Education Facilities
                       Authority, (Series I-4), Weekly VRDNs (Messiah
                       College)/(PNC Bank, N.A. LOC), 3.050%, 2/2/2006             1,575,000
    2,100,000          Pennsylvania State Higher Education Facilities
                       Authority, College & University Revenue Bonds,
                       2.75% TOBs (Council of Independent Colleges and
                       Universities), Mandatory Tender 2/24/2006                   2,100,000
    2,685,000          Pennsylvania State Turnpike Commission, (Series Q
                       of 1998) Daily VRDNs (Mellon Bank N.A., Pittsburgh
                       LOC), 3.050%, 2/1/2006                                      2,685,000
    1,100,000          Philadelphia, PA, Authority for Industrial
                       Development Daily VRDNs (Newcourtland Elder
                       Services)/(PNC Bank, N.A. LOC), 3.050%, 2/1/2006            1,100,000
    4,000,000          Philadelphia, PA, Gas Works, (Series A-2), Weekly
                       VRDNs (Bank of Nova Scotia and JPMorgan Chase
                       Bank, N.A. LOCs), 3.050%, 2/2/2006                          4,000,000
    2,260,000          Philadelphia, PA, Hospitals & Higher Education
                       Facilities Authority, (Series 2004), Weekly VRDNs
                       (Philadelphia Protestant Home)/(Bank of America
                       N.A. LOC), 3.020%, 2/2/2006                                 2,260,000
    4,500,000          University of Pittsburgh, (Series 2000A), Weekly
                       VRDNs (Go of University LOC), 3.030%, 2/1/2006              4,500,000
                           TOTAL PENNSYLVANIA                                     34,950,000
                       TEXAS--4.1%
    1,500,000          Port Arthur Navigation District, TX, IDC,
                       Refunding Revenue Bonds Daily VRDNs, 3.100%,
                       2/1/2006                                                    1,500,000
    4,000,000          Texas State, (Series 2005), 4.50% TRANs, 2/24/2006          4,034,642
                           TOTAL TEXAS                                             5,534,642
                       UTAH--1.4%
    1,800,000          Emery County, UT, PCRB (Series 1991), Weekly VRDNs
                       (Pacificorp)/(BNP Paribas Securities Corp. and
                       Credit Suisse, Zurich LOCs), 3.050%, 2/1/2006               1,800,000
                       VERMONT--3.1%
    1,000,000          Vermont Educational and Health Buildings Financing
                       Agency, VHA New England (Series C), Weekly VRDNs
                       (AMBAC LOC), 3.050%, 2/1/2006                               1,000,000
    3,100,000          Vermont Educational and Health Buildings Financing
                       Agency, VHA New England (Series E), Weekly VRDNs
                       (AMBAC LOC), 3.050%, 2/1/2006                               3,100,000
                           TOTAL VERMONT                                           4,100,000
                       WYOMING--2.6%
    3,460,000          Lincoln County, WY, (Series 1984B) Daily VRDNs
                       (Exxon Mobil Corp.), 3.000%, 2/24/2006                      3,460,000
                           TOTAL INVESTMENTS--99.8%
                       ===================================================
                           (AT AMORTIZED COST)(3)                                 133,588,664
                           OTHER ASSET AND LIABILITIES - NET -0.2%                  277,517
                           TOTAL NET ASSETS -100%                             $   133,866,181

===================================================================================

     1 At January 31, 2006, the fund holds no securities that are subject to the federal alternative minimum tax.
     2 Current rate and next reset date shown for Variable Rate Demand Notes. 3
     Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation - The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company
Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
COL         --Collateralized
CP          --Commercial Paper
FGIC        --Financial Guaranty Insurance Company
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GO          --General Obligation
GTD         --Guaranteed
HEFA        --Health and Education Facilities Authority
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDC         --Industrial Development Corporation
INS         --Insured
INV         --Investment Agreement
LIQ         --Liquidity Agreement
LOC(s)      --Letter(s) of Credit
MFH         --Multi-Family Housing
PCRB        --Pollution Control Revenue Bond
TANs        --Tax Anticipation Notes
TOBs        --Tender Option Bonds
TRANs       --Tax and Revenue Anticipation Notes
UT          --Unlimited Tax
VHA         --Veterans Housing Administration
VRDNs       --Variable Rate Demand Notes






MTB U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

    Principal           Description
    Amount or
      Shares                                                                        Value

                       COLLATERALIZED MORTGAGE OBLIGATIONS--21.3%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION--8.7%
 $   340,146           (Series 2617-GW), REMIC, 3.500%, 6/15/2016             $      331,465
    1,339,426          (Series 2707-PW), REMIC, 4.000%, 7/15/2014                   1,320,447
    2,571,159          (Series R001-AE), REMIC, 4.375%, 4/15/2015                   2,512,177
    1,054,095          (Series 2643-LA), REMIC,4.500%, 1/15/2011                    1,050,985
     878,758           (Series 2595D-PT), REMIC, 4.500%, 11/15/2017                  877,123
      18,663           (Series 141-D), REMIC, 5.000%, 5/15/2021                      18,603
     105,000           (Series 1686-PJ), REMIC, 5.000%, 2/15/2024                    103,042
    3,700,000          (Series R004-AL), REMIC, 5.125%, 12/15/2013                  3,668,587
    1,013,503          (Series 2446D-LA), REMIC, 5.800%, 9/15/2016                  1,014,223
      23,565           (Series 1637-GA), REMIC, 5.800%, 6/15/2023                    23,661
      35,326           (Series 136-E), REMIC, 6.000%, 4/15/2021                      35,222
      19,265           (Series 1614-J), REMIC, 6.250%, 11/15/2022                    19,242
    2,252,564          (Series 1666H), REMIC, 6.250%, 9/15/2023                     2,265,291
      12,007           (Series 112-I), REMIC, 6.500%, 1/15/2021                      12,009
     279,000           (Series 1577-PK), REMIC, 6.500%, 9/15/2023                    290,673
     176,000           (Series 1644-K), REMIC, 6.750%, 12/15/2023                    185,009
    1,130,642          (Series 1920-H), REMIC, 7.000%, 1/15/2012                    1,164,064
      77,981           (Series 6-C), REMIC, 9.050%, 6/15/2019                        80,866
                           TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION            14,972,689
                       FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.6%
    2,323,312          (Series 2004-51-KF), REMIC, 4.880%, 2/27/2006                2,321,384
    5,935,000          (Series 0530B-BU), REMIC, 5.000%, 3/25/2024                  5,902,061
     152,000           (Series 1994-3-PL), REMIC, 5.500%, 1/25/2024                  152,117
      6,699            (Series 1993-198-K), REMIC, 6.000%, 12/25/2022                 6,677
     206,963           (Series 2002-52-QA), REMIC, 6.000%, 7/18/2032                 209,626
       642             (Series 1993-160-PK), REMIC, 6.500%, 11/25/2022                 642
     325,149           (Series 1993-113-PK), REMIC, 6.500%, 7/25/2023                330,855
     315,752           (Series 1993-127-H), REMIC, 6.500%, 7/25/2023                 324,903
     155,000           (Series 1993-202-J), REMIC, 6.500%, 11/25/2023                160,144
     181,000           (Series 1994-55-H), REMIC, 7.000%, 3/25/2024                  192,323
                           TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION              9,600,732
                       WHOLE LOAN--7.0%
    1,222,721          BOAMS 2003-2, 3.541%, 2/25/2034                              1,156,571
    1,990,140          BOAMS 2003-2, 3.570%, 2/25/2034                              1,927,451
    4,925,223          Indymac INDA Mortgage Loan Trust 2005-AR1, 5.137%,
                       11/25/2035                                                   4,868,681
    2,327,927          Morgan Stanley Mortgage Loan Trust Series 2004-1
                       Class 1A8, 4.750%, 11/25/2018                                2,283,394
    1,658,930          Structured Asset Securities Corp., 6.000%,
                       2/25/2035                                                    1,665,002
                           TOTAL WHOLE LOAN                                        11,901,099
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                           (IDENTIFIED COST $36,586,445)                           36,474,520

                       CORPORATE BONDS--6.1%
                       BANK--0.5%
    1,000,000          First Tennessee Bank, N.A., 4.625%, 5/15/2013                 956,970
                       COMMERCIAL BANK--0.6%
    1,000,000          Wachovia Corp., 5.500%, 8/1/2035                              966,540
                       FOOD PRODUCTS--1.1%
     750,000           Archer-Daniels-Midland Co., 5.375%, 9/15/2035                 715,650
    1,200,000          Kraft Foods, Inc., 4.125%, 11/12/2009                        1,157,616
                           TOTAL FOOD PRODUCTS                                      1,873,266
                       FOOD SERVICE--0.7%
    1,200,000          Sysco Corp., 5.375%, 9/21/2035                               1,158,240
                       GAS UTILITIES--0.3%
     500,000           Bay State Gas Co., 9.200%, 6/6/2011                           587,380
                       HOTELS, RESTAURANTS & LEISURE--0.8%
    1,200,000          Yum! Brands, Inc., 7.700%, 7/1/2012                          1,319,376
                       INSURANCE--0.7%
    1,000,000    (1)   Ohio National Life Insurance Co., 8.500%, 5/15/2026          1,202,827
                       SOVEREIGN U.S. GOVERNMENT GUARANTIES--0.5%
     825,000           El Salvador, Government of, 6.530%, 7/1/2007                  836,408
                       U.S. GOVERNMENT GUARANTEE--0.9%
     750,000           American Heavy Lift Shipping, 5.382%, 6/1/2017                764,446
     800,000           Vessel Management Service, 6.750%, 7/15/2025                  881,960
                           TOTAL U.S. GOVERNMENT GUARANTEE                          1,646,406
                       TOTAL CORPORATE BONDS (IDENTIFIED COST
                           $10,588,626)                                            10,547,413

                       GOVERNMENT AGENCIES--22.9%
                       DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT--1.0%
     480,000           7.140%, 8/1/2007                                              485,405
    1,200,000          7.660%, 8/1/2015                                             1,214,856
                      TOTAL DEPARTMENT OF HOUSING AND URBAN
                           DEVELOPMENT                                              1,700,261
                       FEDERAL FARM CREDIT SYSTEM--1.1%
    2,000,000          4.250%, 7/29/2008                                            1,977,680
                       FEDERAL HOME LOAN BANK SYSTEM--2.0%
    2,000,000          3.375%, 7/21/2008                                            1,935,040
    1,435,000          6.625%, 11/15/2010                                           1,544,261
                           TOTAL FEDERAL HOME LOAN BANK SYSTEM                      3,479,301
                       FEDERAL HOME LOAN MORTGAGE CORPORATION--6.3%
     500,000           3.875%, 6/15/2008                                             490,355
    2,000,000          4.125%, 10/18/2010                                           1,944,780
    3,000,000          4.750%, 1/19/2016                                            2,967,690
    2,000,000          5.200%, 3/5/2019                                             1,945,120
    2,000,000          5.250%, 11/5/2012                                            1,984,040
     175,000           6.943%, 3/21/2007                                             179,158
    1,000,000          8.250%, 6/1/2026                                             1,318,730
                           TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION            10,829,873
                       FEDERAL NATIONAL MORTGAGE ASSOCIATION--7.2%
    1,000,000          3.300%, 6/22/2007                                             980,350
    3,000,000          5.250%, 8/1/2012                                             3,012,690
    2,500,000          5.488%, 2/17/2009                                            2,468,250
    5,500,000          6.470%, 9/25/2012                                            5,992,855
                           TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION             12,454,145
                       OVERSEAS PRIVATE INVESTMENT CORPORATION--1.5%
    2,372,300          6.600%, 5/30/2016                                            2,553,022
                       PRIVATE EXPORT FUNDING CORPORATION--1.6%
     500,000           6.490%, 7/15/2007                                             511,850
    2,000,000          7.200%, 1/15/2010                                            2,172,460
                           TOTAL PRIVATE EXPORT FUNDING CORPORATION                 2,684,310
                       SMALL BUSINESS ADMINISTRATION--1.8%
     177,178           5.600%, 9/1/2008                                              178,310
     111,242           6.200%, 11/1/2007                                             112,071
     264,632           6.700%, 3/1/2016                                              273,735
     635,896           6.700%, 12/1/2016                                             659,653
    1,558,011          6.950%, 11/1/2016                                            1,623,128
      53,147           7.300%, 5/1/2017                                              55,836
      68,230           7.300%, 9/1/2019                                              72,739
      7,262            8.850%, 8/1/2011                                               7,662
      57,425           9.250%, 2/1/2008                                              58,758
     101,817           9.650%, 5/1/2010                                              107,693
                           TOTAL SMALL BUSINESS ADMINISTRATION                      3,149,585
                       TENNESSEE VALLEY AUTHORITY--0.4%
     646,422           7.430%, 4/1/2022                                              646,422
                       TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST
                           $39,208,118)                                            39,474,599

                       MORTGAGE BACKED SECURITIES--28.0%
                       FEDERAL HOME LOAN MORTGAGE CORPORATION--7.0%
    3,947,945          5.500%, 4/1/2033                                             3,921,217
    1,053,485          6.000%, 3/1/2013                                             1,073,512
    2,905,887          6.000%, 2/1/2034                                             2,938,287
    1,982,727          6.000%, 5/1/2035                                             2,004,200
     793,894           6.500%, 2/1/2032                                              815,805
      9,458            7.000%, 7/1/2008                                               9,543
      9,437            7.000%, 8/1/2008                                               9,485
      36,843           7.000%, 11/1/2008                                             37,339
      5,562            7.000%, 11/1/2010                                              5,738
        26             7.500%, 7/1/2007                                                26
      7,356            7.500%, 6/1/2008                                               7,446
      1,030            7.500%, 11/1/2009                                              1,037
      2,520            7.500%, 12/1/2010                                              2,546
      2,534            7.500%, 3/1/2017                                               2,633
     169,173           7.500%, 8/1/2017                                              176,223
     213,841           7.500%, 7/1/2025                                              225,089
     524,602           7.500%, 5/1/2032                                              551,378
      2,428            8.000%, 11/1/2006                                              2,442
      1,862            8.000%, 9/1/2007                                               1,881
      38,986           8.000%, 11/1/2008                                             39,719
       629             8.000%, 1/1/2010                                                638
      3,767            8.000%, 12/1/2010                                              3,830
      1,933            8.250%, 12/1/2007                                              1,959
      3,046            8.250%, 5/1/2009                                               3,102
      5,641            8.500%, 9/1/2009                                               5,782
     133,960           8.500%, 8/1/2017                                              142,577
       913             9.000%, 9/1/2019                                                990
                           TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION            11,984,424
                       FEDERAL NATIONAL MORTGAGE ASSOCIATION--19.4%
    4,077,349          5.000%, 4/1/2018                                             4,042,936
    4,340,207          5.000%, 4/1/2034                                             4,207,744
    3,650,527          5.000%, 9/1/2035                                             3,529,986
    5,404,608          5.500%, 9/1/2035                                             5,347,752
     996,641           5.500%, 10/1/2035                                             986,156
    1,966,634          5.500%, 10/1/2035                                            1,945,945
    8,000,000          5.500%, 1/1/2036                                             7,915,840
      50,694           6.000%, 5/1/2009                                              51,357
      1,260            6.000%, 1/1/2014                                               1,278
     542,403           6.000%, 12/1/2028                                             550,989
     773,091           6.000%, 9/1/2029                                              786,783
      89,501           6.500%, 8/1/2028                                              92,223
     639,480           6.500%, 8/1/2028                                              659,329
     133,565           6.500%, 8/1/2028                                              137,795
     472,408           6.500%, 3/1/2029                                              486,779
     103,891           6.500%, 4/1/2029                                              107,052
     257,414           6.500%, 5/1/2029                                              265,162
    1,304,338          6.500%, 5/1/2034                                             1,341,564
     340,839           7.000%, 5/1/2024                                              357,632
     260,035           7.000%, 1/1/2025                                              270,265
     223,144           7.000%, 2/1/2032                                              231,885
      13,730           7.500%, 2/1/2014                                              13,932
      21,402           8.000%, 6/1/2008                                              21,847
      6,938            8.000%, 1/1/2010                                               7,059
      22,746           8.000%, 8/1/2021                                              23,989
      9,587            8.250%, 7/1/2009                                               9,838
      3,355            8.500%, 3/1/2012                                               3,439
      22,034           9.750%, 9/1/2017                                              23,923
                           TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION             33,420,479
                       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.6%
     636,407           6.000%, 4/15/2033                                             653,176
     882,447           6.000%, 5/15/2033                                             906,529
      99,964           7.000%, 5/15/2023                                             105,358
      86,169           7.000%, 10/20/2023                                            90,603
     261,750           7.000%, 9/15/2028                                             275,300
        99             7.250%, 4/15/2006                                               99
      6,188            7.500%, 4/15/2007                                              6,252
      2,441            7.500%, 5/15/2007                                              2,466
       841             7.500%, 6/15/2007                                               848
       685             7.500%, 6/20/2007                                               698
       246             8.000%, 6/15/2006                                               247
       242             8.000%, 8/15/2006                                               244
       632             8.000%, 9/15/2006                                               635
      5,319            8.000%, 11/15/2006                                             5,359
      51,455           8.000%, 9/15/2007                                             52,443
      11,886           8.000%, 10/15/2007                                            12,118
      17,213           8.000%, 12/15/2009                                            17,734
      25,091           8.000%, 2/15/2010                                             26,007
      7,584            8.000%, 12/15/2016                                             7,956
      4,008            8.000%, 7/15/2024                                              4,282
      9,327            8.250%, 6/15/2008                                              9,549
      10,891           8.375%, 4/15/2010                                             11,295
     234,981           8.500%, 10/15/2008                                            236,804
      31,570           8.500%, 10/20/2009                                            33,260
      10,465           8.500%, 11/15/2017                                            11,237
      30,732           8.500%, 9/15/2008                                             31,200
      5,581            9.000%, 10/15/2008                                             5,829
      13,206           9.000%, 9/15/2016                                             14,315
      13,851           9.000%, 11/15/2016                                            15,015
      61,920           9.000%, 2/15/2017                                             67,238
      76,501           9.000%, 4/20/2023                                             83,143
      9,245            9.000%, 10/20/2024                                            10,056
                           TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION           2,697,295
                           TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED
                           COST $48,901,140)                                       48,102,198

                       TAXABLE MUNICIPALS--1.4%
     225,000           Chicago, IL, Public Building Commission, 7.000%,
                       1/1/2007, Escrowed to Maturity                                229,102
     170,000           Miami, FL, 8.650%, 7/1/2019                                   210,169
    1,225,000          Tacoma, WA, 8.200%, 9/15/2013                                1,378,946
     573,302           Tobacco Settlement Financing Corp., NJ, 6.360%,
                       5/15/2025                                                     570,022
                       TOTAL TAXABLE MUNICIPALS (IDENTIFIED COST
                           $2,482,613)                                              2,388,239

                       U.S. TREASURY--14.6%
                       U.S. TREASURY BONDS--4.0%
    2,870,000          5.375%, 2/15/2031                                            3,161,047
    3,000,000          6.375%, 8/15/2027                                            3,658,110
                           TOTAL U.S. TREASURY BONDS                                6,819,157
                       U.S. TREASURY NOTES--10.6%
    2,640,339          3.500%, 1/15/2011                                            2,841,243
    1,100,000          3.625%, 5/15/2013                                            1,040,017
     550,000           3.875%, 2/15/2013                                             528,599
    1,000,000          4.000%, 11/15/2012                                            970,160
     600,000           4.000%, 2/15/2014                                             578,346
    6,790,000          4.000%, 2/15/2015                                            6,523,696
     779,000           4.125%, 5/15/2015                                             754,898
    1,200,000          4.250%, 11/15/2013                                           1,177,308
      20,000           4.250%, 11/15/2014                                            19,578
    1,355,000          4.250%, 8/15/2015                                            1,324,933
    2,500,000          4.500%, 11/15/2015                                           2,495,700
                           TOTAL U.S. TREASURY NOTES                               18,254,478
                      TOTAL U.S. TREASURY (IDENTIFIED COST
                           $24,850,774)                                            25,073,635

                       MUTUAL FUNDS--0.0%
       388             SSGA Money Market Fund                                          388
       134             SSGA US Government Money Market Fund                            134
                           TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                     522

                       REPURCHASE AGREEMENT--4.3%
    7,359,128          Interest in $7,359,128 repurchase agreement 4.44%,
                       dated 1/31/2006 under which Credit Suisse First
                       Boston LLC, will repurchase a U.S. Government
                       Agency security with a maturity of 10/3/2008 for
                       $7,360,036 on 2/1/2006.  The market value of the
                       underlying security at the end of the period was
                       $7,507,056 (AT AMORTIZED COST)                               7,359,128
                           TOTAL INVESTMENTS--98.6%
                       ===================================================
                           (IDENTIFIED COST $169,977,366)(2)                       169,420,254
                           OTHER ASSETS AND LIABILITIES - NET -1.4%                 2,452,203
                           TOTAL NET ASSETS -100%                             $    171,872,457

===========================================================================================
   (1) Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. This security, which has been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, this security amounted to $1,202,827 which represented 0.7% of total net assets.
   (2) At January 31, 2006, the cost of investments for federal tax purposes was
       $170,388,595. The net unrealized depreciation of investments on the federal tax basis amounts to $968,341. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,061,730 and net unrealized depreciation from investments for those securities having an excess of cost over value of
       $3,030,071.

    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation - The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


    The following acronym is used throughout this portfolio:

   REMIC   --Real Estate Mortgage Investment Conduit









MTB U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

     Principal
     Amount                                                                         Value

                      GOVERNMENT AGENCIES--77.3%
                      FEDERAL FARM CREDIT SYSTEM--12.9%
  $  300,000,000 (1)  Floating Rate Notes, 4.265% - 4.380%, 2/1/2006 -
                      2/20/2006                                               $    299,983,762
                      FEDERAL HOME LOAN BANK SYSTEM--7.4%
     71,400,000  (2)  Discount Notes, 4.400%, 4/21/2006                            70,710,593
     100,000,000 (1)  Floating Rate Notes, 4.371%, 3/15/2006                       99,969,188
                          TOTAL FEDERAL  HOME LOAN BANK SYSTEM                $    170,679,781
                      FEDERAL HOME LOAN MORTGAGE CORPORATION--22.7%
     531,756,000 (2)  Discount Notes, 3.835% - 4.490%, 2/14/2006 -
                      7/25/2006                                                    526,525,618
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION--34.3%
     700,000,000 (2)  Discount Notes, 4.070% - 4.430%, 2/1/2006 -
                      7/10/2006                                                    694,827,569
     50,000,000  (1)  Floating Rate Notes, 4.240%, 2/17/2006                       49,999,273
     50,000,000       4.000%, 8/22/2006                                            49,989,900
                          TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION         $    794,816,742
                          TOTAL GOVERNMENT AGENCIES                           $   1,792,005,903

                      REPURCHASE AGREEMENTS--22.9%
     460,000,000      Interest in $460,000,000 repurchase agreement
                      4.35%, dated 1/31/2006, under which Chase
                      Securities, Inc., will repurchase U.S. Treasury
                      securities with a maturity of 2/15/2007 for
                      $460,055,583 on 2/1/2006. The market value of the
                      underlying securities at the end of the period was
                      $468,842,962.                                                460,000,000
     70,763,000       Interest in $70,763,000 repurchase agreement
                      4.10%, dated 1/31/2006, under which State Street
                      Corp., will repurchase U.S. Treasury security with
                      a maturity of 11/15/2012 for $70,711,059 on
                      2/1/2006. The market value of the underlying
                      security at the end of the period was $72,178,600.           70,763,000
                          TOTAL REPURCHASE AGREEMENTS                         $    530,763,000
                          TOTAL
                          INVESTMENTS--100.2%
                          (AT AMORTIZED COST)(3)                              $   2,322,768,903
                          OTHER ASSETS AND LIABILITIES---NET---(0.2)%         $    (5,657,134)
                          TOTAL NET ASSETS---100%                             $   2,317,111,769

===================================================================================

     1 Floating rate note with current rate and next reset date shown.
     2 Discount rate at time of purchase.
     3 Also represents cost for federal tax purposes.


Note:         The categories of investments are shown as a percentage of total net assets at January 31, 2006.

      Investment Valuation - The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment
Company Act of 1940, as amended.







MTB U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

      Principal       Description
       Amount                                                                       Value

                      U.S. TREASURY--63.9%
                      U.S. TREASURY BILLS--38.9%
  $   350,000,000     United States Treasury Bills, 3.665% - 4.280%,
                      2/16/2006 - 5/11/2006                                   $    347,962,826
                      U.S. TREASURY NOTES--25.0%
      225,000,000     United States Treasury Notes, 1.625% - 2.750%,
                      2/28/2006 - 7/31/2006                                        224,189,451
                          TOTAL U.S. TREASURY                                 $    572,152,277

                      REPURCHASE AGREEMENTS--36.3%
      200,000,000     Interest in $200,000,000 repurchase agreement
                      4.350%, dated 1/31/2006, under which Chase
                      Securities, Inc. will repurchase U.S. Treasury
                      security with a maturity of 2/28/2007 for
                      $200,024,167 on 2/1/2006. The market value of the
                      underlying security at the end of the period was
                      $203,787,470.                                                200,000,000
      124,881,000     Interest in $124,881,000 repurchase agreement
                      4.100%, dated 1/31/2006, under which State Street
                      Corp. will repurchase U.S. Treasury security with
                      a maturity of 11/15/2012 for $124,895,223 on
                      2/1/2006. The market value of the underlying
                      security at the end of the period was $127,382,913.          124,881,000
                          TOTAL REPURCHASE AGREEMENTS                              324,881,000
                          TOTAL INVESTMENTS -
                          100.2%
                           (AT AMORTIZED COST)(1)                             $    897,033,277
                          OTHER ASSETS AND LIABILITIES - NET - (0.2)%         $    (1,272,157)
                          TOTAL NET ASSETS - 100%                             $    895,761,120

===========================================================================================

1. Also represents cost for federal tax purposes.

Note:                                                                         The
     categories of investments are shown as a percentage of total net assets at January
     31, 2006.

      Investment Valuation - The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment
Company Act of 1940, as amended.






Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  MTB Group of Funds

By          /S/ Richard N. Paddock
            Richard N. Paddock, Principal Financial Officer
                            (insert name and title)

Date        March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ Charles L. Davis, Jr.
            Charles L. Davis, Jr., Principal Executive Officer


Date        March 24, 2006


By          /S/ Richard N. Paddock
            Richard N. Paddock, Principal Financial Officer


Date        March 24, 2006